UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Shareholders.

Semi-Annual Report
December 31, 2019
SSGA Active Trust
SPDR ® SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
SPDR S&P Global Natural Resources ETF	23.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	20.3
SPDR Portfolio TIPS ETF	13.8
SPDR S&P Global Infrastructure ETF	9.1
SPDR Dow Jones REIT ETF	8.7
TOTAL	75.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Natural Resources	28.1%
Commodities	23.3
Real Estate	17.2
Inflation Linked	13.8
International Equity	11.2
International Fixed Income	5.9
Short Term Investments	8.2
Liabilities in Excess of Other Assets	(7.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
SPDR Portfolio S&P 500 High Dividend ETF	15.1%
SPDR Bloomberg Barclays High Yield Bond ETF	13.1
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	10.2
SPDR Blackstone / GSO Senior Loan ETF	10.0
SPDR Portfolio Long Term Treasury ETF	8.7
TOTAL	57.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Domestic Fixed Income	42.0%
Domestic Equity	32.1
International Equity	12.2
International Fixed Income	10.2
Inflation Linked	3.5
Short Term Investments	10.8
Liabilities in Excess of Other Assets	(10.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
SPDR S&P 500 ETF Trust	23.3%
SPDR Portfolio Developed World ex-US ETF	13.1
SPDR Bloomberg Barclays High Yield Bond ETF	12.0
SPDR Dow Jones REIT ETF	6.8
SPDR Portfolio Emerging Markets ETF	5.1
TOTAL	60.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Domestic Equity	32.4%
International Equity	26.3
Domestic Fixed Income	17.9
Real Estate	9.6
Inflation Linked	4.9
Commodities	4.0
International Fixed Income	3.0
Short Term Investments	7.8
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Note 1.25% 1/31/2020	3.5%
Nissan Master Owner Trust Receivables ABS 2.06% 10/17/2022	2.5
Evergreen Credit Card Trust ABS 2.22% 1/15/2023	2.1
Trillium Credit Card Trust II ABS 2.14% 9/26/2023	1.7
GMF Floorplan Owner Revolving Trust ABS 2.06% 9/15/2022	1.7
TOTAL	11.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	64.1%
Asset-Backed Securities	27.4
U.S. Treasury Obligations	3.5
Mortgage-Backed Securities	1.9
Foreign Government Obligations	0.1
Certificate of Deposit	0.2
Other Assets in Excess of Liabilities	2.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MFS Systematic Core Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Microsoft Corp.	7.6%
Apple, Inc.	7.5
Intel Corp.	4.2
Citigroup, Inc.	4.1
Johnson & Johnson	3.9
TOTAL	27.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Software	10.3%
Pharmaceuticals	9.9
Technology Hardware, Storage & Peripherals	7.5
Machinery	7.2
Equity Real Estate Investment Trusts (REITs)	5.5
Insurance	5.3
Health Care Providers & Services	5.0
Independent Power and Renewable Electricity Producers	4.9
Semiconductors & Semiconductor Equipment	4.2
IT Services	4.2
Banks	4.1
Oil, Gas & Consumable Fuels	3.7
Interactive Media & Services	3.7
Tobacco	3.6
Consumer Finance	3.2
Food Products	3.2
Hotels, Restaurants & Leisure	3.1
Multiline Retail	2.8
Media	2.6
Internet & Direct Marketing Retail	1.5
Biotechnology	1.3
Household Products	0.7
Electric Utilities	0.6
Entertainment	0.5
Chemicals	0.5
Road & Rail	0.2
Short Term Investments	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MFS Systematic Growth Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	9.9%
Microsoft Corp.	8.5
Amazon.com, Inc.	5.3
Eli Lilly & Co.	4.0
American Tower Corp. REIT	3.8
TOTAL	31.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

		% of Net Assets
	Software	17.4%
	Technology Hardware, Storage & Peripherals	9.9
	IT Services	8.2
	Pharmaceuticals	7.6
	Semiconductors & Semiconductor Equipment	6.8
	Health Care Providers & Services	6.6
	Equity Real Estate Investment Trusts (REITs)	5.5
	Internet & Direct Marketing Retail	5.3
	Interactive Media & Services	4.3
	Machinery	3.9
	Hotels, Restaurants & Leisure	3.7
	Tobacco	3.4
	Consumer Finance	2.9
	Independent Power and Renewable Electricity Producers	2.5
	Multiline Retail	2.4
	Biotechnology	2.3
	Media	1.9
	Specialty Retail	1.3
	Insurance	1.1
	Health Care Technology	1.1
	Commercial Services & Supplies	0.2
	Aerospace & Defense	0.2
	Short-Term Investment	1.5
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR MFS Systematic Value Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Johnson & Johnson	5.1%
Citigroup, Inc.	4.5
Target Corp.	3.8
Phillips 66	3.3
Eaton Corp. PLC	3.3
TOTAL	20.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Banks	9.4%
Pharmaceuticals	9.0
Oil, Gas & Consumable Fuels	8.7
Equity Real Estate Investment Trusts (REITs)	7.5
Health Care Providers & Services	7.0
Insurance	5.3
Electrical Equipment	5.2
Machinery	4.3
Independent Power and Renewable Electricity Producers	3.8
Multiline Retail	3.8
Chemicals	3.5
Semiconductors & Semiconductor Equipment	3.1
Electric Utilities	3.1
Food Products	3.0
Media	3.0
Software	2.7
Tobacco	2.7
Capital Markets	2.7
Household Durables	2.6
IT Services	1.9
Consumer Finance	1.5
Health Care Equipment & Supplies	1.3
Diversified Telecommunication Services	1.2
Beverages	1.0
Road & Rail	1.0
Hotels, Restaurants & Leisure	0.8
Short Term Investments	0.8
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5%
COMMODITIES — 23.3%
Invesco DB Gold Fund	66,175	$ 2,995,081
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	1,215,013	20,120,615
		23,115,696
INFLATION LINKED — 13.8%
SPDR Portfolio TIPS ETF (b)	481,074	13,734,663
INTERNATIONAL EQUITY — 11.2%
SPDR S&P Global Infrastructure ETF (a)(b)	164,587	9,058,868
VanEck Vectors Agribusiness ETF (a)	29,420	2,022,037
		11,080,905
INTERNATIONAL FIXED INCOME — 5.9%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	106,755	5,883,524
NATURAL RESOURCES — 28.1%
SPDR S&P Global Natural Resources ETF (b)	496,954	22,934,427
SPDR S&P Metals & Mining ETF (a)(b)	70,665	2,069,778
The Energy Select Sector SPDR Fund (a)(b)	48,575	2,916,443
		27,920,648
REAL ESTATE — 17.2%
SPDR Dow Jones International Real Estate ETF (a)(b)	217,364	8,431,550
SPDR Dow Jones REIT ETF (a)(b)	85,111	8,683,024
		17,114,574
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $99,525,176)		98,850,010
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	343,545	$ 343,545
State Street Navigator Securities Lending Portfolio II (e)(f)	7,773,504	7,773,504
TOTAL SHORT-TERM INVESTMENTS (Cost $8,117,049)		$ 8,117,049
TOTAL INVESTMENTS—107.7% (Cost $107,642,225)		106,967,059
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.7)%		(7,685,431)
NET ASSETS—100.0%		$ 99,281,628
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$ 98,850,010	$—	$—	$ 98,850,010
Short-Term Investments	8,117,049	—	—	8,117,049
TOTAL INVESTMENTS	$106,967,059	$—	$—	$106,967,059
See accompanying notes to financial statements.
8

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Dow Jones International Real Estate ETF	254,986	$ 9,880,708	$ 582,542	$ 2,075,348	$ 60,663	$ (17,015)	217,364	$ 8,431,550	$ 629,788
SPDR Dow Jones REIT ETF	99,368	9,817,558	2,594,311	4,076,350	325,614	21,891	85,111	8,683,024	184,645
SPDR FTSE International Government Inflation-Protected Bond ETF	120,728	6,710,062	703,192	1,472,783	(25,972)	(30,975)	106,755	5,883,524	101,438
SPDR Portfolio TIPS ETF	295,379	16,715,498	2,106,307	5,235,029	60,375	87,512	481,074	13,734,663	230,091
SPDR S&P Global Infrastructure ETF	212,055	11,266,482	422,838	2,965,266	274,770	60,044	164,587	9,058,868	163,952
SPDR S&P Global Natural Resources ETF	520,207	23,861,895	4,962,943	5,854,019	(234,234)	197,842	496,954	22,934,427	483,545
SPDR S&P Metals & Mining ETF	122,057	3,463,978	253,201	1,636,540	(266,153)	255,292	70,665	2,069,778	16,217
State Street Institutional U.S. Government Money Market Fund, Class G Shares	200,382	200,382	3,618,482	3,475,319	—	—	343,545	343,545	14,672
State Street Navigator Securities Lending Portfolio II	—	—	36,869,929	29,096,425	—	—	7,773,504	7,773,504	8,350
State Street Navigator Securities Lending Portfolio III	8,210,284	8,210,284	126,231,378	134,441,662	—	—	—	—	33,640
The Energy Select Sector SPDR Fund	89,126	5,678,217	488,990	3,100,670	(443,719)	293,625	48,575	2,916,443	145,002
Total		$95,805,064	$178,834,113	$193,429,411	$(248,656)	$868,216		$81,829,326	$2,011,340
See accompanying notes to financial statements.
9

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 32.1%
Invesco KBW Premium Yield Equity REIT ETF	315,125	$ 9,835,051
iShares Mortgage Real Estate ETF	160,595	7,151,296
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	543,526	21,447,536
SPDR Wells Fargo Preferred Stock ETF (a)(b)	160,931	7,082,573
		45,516,456
DOMESTIC FIXED INCOME — 42.0%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	305,157	14,214,213
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	130,369	7,235,480
SPDR Bloomberg Barclays High Yield Bond ETF (a)	169,448	18,561,334
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	667	23,552
SPDR Portfolio Long Term Corporate Bond ETF (a)	239,040	7,197,494
SPDR Portfolio Long Term Treasury ETF (a)	318,597	12,383,865
		59,615,938
INFLATION LINKED — 3.5%
SPDR Portfolio TIPS ETF (a)	172,995	4,939,007
INTERNATIONAL EQUITY — 12.2%
SPDR Portfolio Europe ETF (a)(b)	200,481	7,307,532
SPDR S&P Global Infrastructure ETF (a)(b)	130,988	7,209,580
SPDR S&P International Dividend ETF (a)(b)	69,632	2,799,206
		17,316,318
INTERNATIONAL FIXED INCOME — 10.2%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	517,138	14,433,322
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $137,798,271)		141,821,041
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	75,134	$ 75,134
State Street Navigator Securities Lending Portfolio II (e)(f)	15,293,647	15,293,647
TOTAL SHORT-TERM INVESTMENTS (Cost $15,368,781)		$ 15,368,781
TOTAL INVESTMENTS—110.8% (Cost $153,167,052)		157,189,822
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.8)%		(15,277,895)
NET ASSETS—100.0%		$ 141,911,927
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
10

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$141,821,041	$—	$—	$141,821,041
Short-Term Investments	15,368,781	—	—	15,368,781
TOTAL INVESTMENTS	$157,189,822	$—	$—	$157,189,822
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	221,297	$10,228,347	$ 5,579,320	$ 1,695,433	$ (1,695)	$ 103,674	305,157	$ 14,214,213	$ 366,187
SPDR Bloomberg Barclays Convertible Securities ETF	98,095	5,186,283	2,580,410	838,883	88,678	218,992	130,369	7,235,480	146,161
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	379,704	10,563,365	5,491,464	1,714,872	92,589	776	517,138	14,433,322	322,348
SPDR Bloomberg Barclays High Yield Bond ETF	134,592	14,662,453	7,997,755	4,171,766	(153,872)	226,764	169,448	18,561,334	483,766
SPDR Portfolio Europe ETF	91,861	3,138,890	4,442,937	666,846	57,910	334,641	200,481	7,307,532	41,359
SPDR Portfolio Intermediate Term Corporate Bond ETF	30,296	1,058,239	1,688,125	2,722,932	60,232	(60,112)	667	23,552	23,989
SPDR Portfolio Long Term Corporate Bond ETF	188,290	5,413,338	2,783,969	1,246,737	121,340	125,584	239,040	7,197,494	135,295
SPDR Portfolio Long Term Treasury ETF	278,234	10,617,409	5,836,938	4,189,859	230,285	(110,908)	318,597	12,383,865	162,114
SPDR Portfolio S&P 500 High Dividend ETF	361,461	13,749,976	10,459,129	3,561,918	58,207	742,142	543,526	21,447,536	443,573
SPDR Portfolio TIPS ETF	46,570	2,635,396	2,869,427	601,288	30,027	5,445	172,995	4,939,007	52,578
SPDR S&P Global Infrastructure ETF	99,667	5,295,308	2,761,173	1,078,505	109,694	121,910	130,988	7,209,580	120,937
SPDR S&P International Dividend ETF	106,418	4,188,613	2,007,973	3,412,373	187,209	(172,216)	69,632	2,799,206	51,575
SPDR Wells Fargo Preferred Stock ETF	120,314	5,198,768	2,646,437	860,927	41,183	57,112	160,931	7,082,573	194,560
State Street Institutional U.S. Government Money Market Fund, Class G Shares	241,663	241,663	6,510,814	6,677,343	—	—	75,134	75,134	20,850
State Street Navigator Securities Lending Portfolio II	—	—	113,914,334	98,620,687	—	—	15,293,647	15,293,647	57,759
State Street Navigator Securities Lending Portfolio III	4,478,400	4,478,400	104,750,346	109,228,746	—	—	—	—	80,211
Total		$96,656,448	$282,320,551	$241,289,115	$ 921,787	$1,593,804		$140,203,475	$2,703,262
See accompanying notes to financial statements.
11

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.1%
COMMODITIES — 4.0%
Invesco DB Gold Fund	247,806	$ 11,215,700
DOMESTIC EQUITY — 32.4%
SPDR Portfolio Small Cap ETF (a)(b)	86,763	2,831,077
SPDR S&P 500 ETF Trust (a)	201,984	65,010,570
SPDR S&P MidCap 400 ETF Trust (a)(b)	15,010	5,634,454
The Financial Select Sector SPDR Fund (a)	183,047	5,634,186
The Health Care Select Sector SPDR Fund (a)(b)	55,145	5,617,070
The Technology Select Sector SPDR Fund (a)	63,257	5,798,769
		90,526,126
DOMESTIC FIXED INCOME — 17.9%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	305,433	33,457,131
SPDR Bloomberg Barclays International Treasury Bond ETF (a)(b)	193,041	5,561,511
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	155,481	5,490,034
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	176,407	5,456,269
		49,964,945
INFLATION LINKED — 4.9%
SPDR Portfolio TIPS ETF (a)	481,095	13,735,262
INTERNATIONAL EQUITY — 26.3%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,161,855	36,424,154
SPDR Portfolio Emerging Markets ETF (a)(b)	379,952	14,282,396
SPDR Portfolio Europe ETF (a)	313,155	11,414,500
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	61,691	2,841,487
SPDR S&P International Small Cap ETF (a)	261,924	8,344,899
		73,307,436
INTERNATIONAL FIXED INCOME — 3.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	99,107	2,766,076
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	162,483	5,550,419
		8,316,495
Security Description	Shares	Value
REAL ESTATE — 9.6%
SPDR Dow Jones International Real Estate ETF (a)(b)	202,724	$ 7,863,664
SPDR Dow Jones REIT ETF (a)(b)	185,327	18,907,061
		26,770,725
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $246,639,458)		273,836,689
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	4,788,090	4,788,090
State Street Navigator Securities Lending Portfolio II (e)(f)	16,843,340	16,843,340
TOTAL SHORT-TERM INVESTMENTS (Cost $21,631,430)		$ 21,631,430
TOTAL INVESTMENTS—105.9% (Cost $268,270,888)		295,468,119
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.9)%		(16,468,758)
NET ASSETS—100.0%		$ 278,999,361
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
12

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$273,836,689	$—	$—	$273,836,689
Short-Term Investments	21,631,430	—	—	21,631,430
TOTAL INVESTMENTS	$295,468,119	$—	$—	$295,468,119
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	94,356	$ 2,624,984	$ 145,641	$ 15,298	$ 593	$ 10,156	99,107	$ 2,766,076	$ 70,236
SPDR Bloomberg Barclays High Yield Bond ETF	330,621	36,017,852	7,772,728	10,425,207	(28,587)	120,345	305,433	33,457,131	939,208
SPDR Bloomberg Barclays International Corporate Bond ETF	153,181	5,237,549	520,130	209,828	(5,156)	7,724	162,483	5,550,419	19,336
SPDR Bloomberg Barclays International Treasury Bond ETF	268,338	7,760,335	750,730	2,901,067	52,014	(100,501)	193,041	5,561,511	48,246
SPDR Dow Jones International Real Estate ETF	196,691	7,621,776	3,164,711	3,085,327	154,976	7,528	202,724	7,863,664	600,544
SPDR Dow Jones REIT ETF	177,621	17,548,955	8,034,732	7,221,367	(17,231)	561,972	185,327	18,907,061	388,839
SPDR Portfolio Aggregate Bond ETF	176,602	5,151,480	5,116,760	10,241,920	235,934	(262,254)	—	—	98,205
SPDR Portfolio Developed World ex-US ETF	1,382,195	40,899,150	2,833,216	9,373,005	633,526	1,431,267	1,161,855	36,424,154	465,027
SPDR Portfolio Emerging Markets ETF	364,020	13,028,276	13,843,839	12,769,391	1,250,686	(1,071,014)	379,952	14,282,396	274,061
SPDR Portfolio Europe ETF	—	—	10,989,042	30,322	112	455,668	313,155	11,414,500	45,192
SPDR Portfolio Intermediate Term Corporate Bond ETF	149,799	5,232,479	430,699	230,112	4,383	52,585	155,481	5,490,034	89,712
SPDR Portfolio Intermediate Term Treasury ETF	84,943	5,249,478	480,480	279,892	13,178	(6,975)	176,407	5,456,269	57,524
SPDR Portfolio Small Cap ETF	170,359	5,219,800	127,766	2,686,499	54,838	115,172	86,763	2,831,077	24,461
SPDR Portfolio TIPS ETF	228,037	12,904,614	1,146,982	435,326	(1,694)	120,686	481,095	13,735,262	186,974
SPDR S&P 500 ETF Trust	176,029	51,576,497	9,698,578	1,688,015	198,683	5,224,827	201,984	65,010,570	554,241
SPDR S&P Emerging Markets SmallCap ETF	56,408	2,521,438	2,802,687	2,476,960	33,912	(39,590)	61,691	2,841,487	51,436
SPDR S&P International Small Cap ETF	250,396	7,499,360	823,604	495,401	(46,349)	563,685	261,924	8,344,899	176,769
SPDR S&P MidCap 400 ETF Trust	14,440	5,120,280	436,025	241,559	18,106	301,602	15,010	5,634,454	41,168
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,263,193	2,263,193	18,566,068	16,041,171	—	—	4,788,090	4,788,090	120,157
State Street Navigator Securities Lending Portfolio II	—	—	321,274,880	304,431,540	—	—	16,843,340	16,843,340	50,708
State Street Navigator Securities Lending Portfolio III	10,451,625	10,451,625	408,353,101	418,804,726	—	—	—	—	94,290
The Communication Services Select Sector SPDR Fund	—	—	5,305,313	5,331,372	26,059	—	—	—	12,221
The Consumer Staples Select Sector SPDR Fund	86,816	5,041,405	—	5,160,696	50,854	68,437	—	—	—
The Financial Select Sector SPDR Fund	—	—	5,483,363	15,024	(22)	165,869	183,047	5,634,186	27,939
The Health Care Select Sector SPDR Fund	56,856	5,267,140	5,535,014	5,441,037	28,007	227,946	55,145	5,617,070	59,421
The Industrial Select Sector SPDR Fund	66,672	5,161,746	44,758	5,274,230	264,778	(197,052)	—	—	—
The Real Estate Select Sector SPDR Fund	—	—	5,256,120	5,228,589	(27,531)	—	—	—	35,758
The Technology Select Sector SPDR Fund	—	—	5,415,450	435,656	36,681	782,294	63,257	5,798,769	34,820
Total		$259,399,412	$844,352,417	$830,970,537	$2,930,750	$ 8,540,377		$284,252,419	$4,566,493
See accompanying notes to financial statements.
13

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 64.1%
AEROSPACE & DEFENSE — 1.1%
United Technologies Corp. 3 Month USD LIBOR + 0.65%, 2.55%, 8/16/2021 (a)	$ 2,384,000	$ 2,385,979
AGRICULTURE — 2.3%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 2.79%, 8/15/2022 (a)	2,500,000	2,512,425
Philip Morris International, Inc.:
2.00%, 2/21/2020	1,500,000	1,499,940
3 Month USD LIBOR + 0.42%, 2.31%, 2/21/2020 (a)	1,000,000	1,000,560
		5,012,925
AUTO MANUFACTURERS — 13.4%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.11%, 2/12/2021 (a)	300,000	300,060
Series MTN, 3 Month USD LIBOR + 0.47%, 2.37%, 11/16/2022 (a)	1,200,000	1,201,620
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.29%, 5/4/2020 (a) (b)	500,000	500,305
3 Month USD LIBOR + 0.45%, 2.35%, 2/22/2021 (a) (b)	1,515,000	1,516,030
3 Month USD LIBOR + 0.88%, 2.78%, 2/22/2022 (a) (b)	2,000,000	2,014,200
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	2,923,000	2,913,968
3 Month USD LIBOR + 1.00%, 3.01%, 1/9/2020 (a)	2,812,000	2,812,337
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 2.92%, 4/13/2020 (a)	2,542,000	2,545,508
3 Month USD LIBOR + 1.31%, 3.27%, 6/30/2022 (a)	3,500,000	3,512,250
Harley-Davidson Financial Services, Inc. 3 Month USD LIBOR + 0.50%, 2.39%, 5/21/2020 (a) (b)	1,660,000	1,660,847
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 2.97%, 7/8/2021 (a) (b)	1,480,000	1,484,351
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.39%, 7/13/2020 (a) (b)	600,000	600,246
3 Month USD LIBOR + 0.63%, 2.56%, 9/21/2021 (a) (b)	1,500,000	1,501,380
3 Month USD LIBOR + 0.65%, 2.65%, 7/13/2022 (a) (b)	3,000,000	2,994,360
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.11%, 1/10/2020 (a)	$ 450,000	$ 450,027
Series MTN, 3 Month USD LIBOR + 0.48%, 2.37%, 9/8/2022 (a)	2,000,000	2,007,620
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 2.84%, 11/12/2021 (a) (b)	1,250,000	1,258,988
		29,274,097
BANKS — 20.7%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.31%, 1/23/2022 (a)	625,000	625,706
Series MTN, 3 Month USD LIBOR + 0.65%, 2.56%, 10/1/2021 (a)	1,400,000	1,403,780
Series MTN, 3 Month USD LIBOR + 1.18%, 3.15%, 10/21/2022 (a)	1,814,000	1,840,974
Citigroup, Inc.:
3 Month USD LIBOR + 0.96%, 2.90%, 4/25/2022 (a)	1,250,000	1,265,912
3 Month USD LIBOR + 1.43%, 3.34%, 9/1/2023 (a)	1,250,000	1,276,125
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 2.34%, 3/10/2020 (a) (b)	450,000	450,320
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.49%, 1/10/2023 (a)	250,000	250,015
Deutsche Bank AG 3 Month USD LIBOR + 1.31%, 3.21%, 8/20/2020 (a)	2,000,000	2,003,840
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.36%, 3.30%, 4/23/2021 (a)	2,250,000	2,279,340
Series FRN, 3 Month USD LIBOR + 1.77%, 3.68%, 2/25/2021 (a)	250,000	254,278
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 2.50%, 5/18/2021 (a)	2,000,000	2,001,960
3 Month USD LIBOR + 1.50%, 3.54%, 1/5/2022 (a)	1,500,000	1,529,295
3 Month USD LIBOR + 1.66%, 3.57%, 5/25/2021 (a)	730,000	743,016
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 2.99%, 6/7/2021 (a)	1,750,000	1,769,722
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.57%, 2/1/2022 (a)	1,000,000	1,005,740
Mitsubishi UFJ Financial Group, Inc.:

See accompanying notes to financial statements.
14

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.54%, 7/26/2021	$ 2,000,000	$ 2,045,660
3 Month USD LIBOR + 0.65%, 2.59%, 7/26/2021 (a)	436,000	437,966
3 Month USD LIBOR + 0.79%, 2.73%, 7/25/2022 (a)	1,500,000	1,508,910
3 Month USD LIBOR + 1.06%, 2.95%, 9/13/2021 (a)	300,000	303,318
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 2.77%, 9/11/2022 (a)	2,000,000	2,015,080
Morgan Stanley:
SOFR + 0.83%, 2.37%, 6/10/2022 (a)	3,000,000	3,010,410
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.45%, 2/10/2021 (a)	500,000	500,235
Series MTN, 3 Month USD LIBOR + 1.40%, 3.34%, 10/24/2023 (a)	2,000,000	2,043,000
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 2.49%, 9/20/2021 (a) (b)	750,000	754,380
3 Month USD LIBOR + 0.71%, 2.61%, 11/4/2021 (a) (b)	500,000	504,210
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 2.26%, 5/19/2020 (a)	600,000	600,432
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.20%, 11/3/2020 (a)	600,000	600,120
3 Month USD LIBOR + 0.62%, 2.53%, 6/1/2021 (a)	300,000	301,053
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.33%, 5/17/2021 (a) (b)	1,500,000	1,504,260
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 2.37%, 10/16/2020 (a)	1,000,000	1,001,610
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 3.11%, 10/19/2021 (a)	1,237,000	1,253,403
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 2.90%, 7/13/2021 (a)	400,000	404,344
Truist Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 2.44%, 10/26/2021 (a)	1,000,000	1,002,460
UBS AG:
3 Month USD LIBOR + 0.48%, 2.39%, 12/1/2020 (a) (b)	550,000	551,381
3 Month USD LIBOR + 0.58%, 2.47%, 6/8/2020 (a) (b)	1,000,000	1,001,610
UBS Group AG 3 Month USD LIBOR + 1.53%, 3.44%, 2/1/2022 (a) (b)	3,000,000	3,065,910
Security Description	Principal Amount	Value
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 2.83%, 2/11/2022 (a)	$ 1,000,000	$ 1,006,810
Westpac Banking Corp. 3 Month USD LIBOR + 0.34%, 2.28%, 1/25/2021 (a)	1,000,000	1,001,160
		45,117,745
BEVERAGES — 0.6%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.61%, 11/15/2021 (a)	1,200,000	1,201,764
CHEMICALS — 2.1%
Albemarle Corp. 3 Month USD LIBOR + 1.05%, 2.94%, 11/15/2022 (a) (b)	3,000,000	3,013,620
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 3.02%, 11/15/2023 (a)	1,460,000	1,486,484
		4,500,104
COMPUTERS — 1.5%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 2.40%, 2/9/2022 (a)	750,000	755,647
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.05%, 2/5/2021 (a)	725,000	725,232
International Business Machines Corp. 3 Month USD LIBOR + 0.40%, 2.30%, 5/13/2021 (a)	1,800,000	1,806,732
		3,287,611
DIVERSIFIED FINANCIAL SERVICES — 0.3%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 2.61%, 3/3/2022 (a)	619,000	624,076
ELECTRIC — 2.8%
Duke Energy Corp. 3 Month USD LIBOR + 0.65%, 2.54%, 3/11/2022 (a)	2,200,000	2,210,868
Sempra Energy:
3 Month USD LIBOR + 0.45%, 2.34%, 3/15/2021 (a)	1,395,000	1,395,544
3 Month USD LIBOR + 0.50%, 2.50%, 1/15/2021 (a)	2,550,000	2,550,408
		6,156,820
FOOD — 1.1%
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 2.51%, 10/9/2020 (a)	1,777,000	1,779,292

See accompanying notes to financial statements.
15

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 2.34%, 8/21/2020 (a)	$ 550,000	$ 550,974
		2,330,266
GAS — 0.9%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 2.49%, 6/15/2021 (a)	2,000,000	2,006,860
HEALTH CARE SERVICES — 0.3%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 2.15%, 6/15/2021 (a)	600,000	599,352
INSURANCE — 1.1%
Allstate Corp 3 Month USD LIBOR + 0.63%, 2.59%, 3/29/2023 (a)	1,500,000	1,502,310
Metropolitan Life Global Funding I SOFR + 0.57%, 2.11%, 9/7/2020 (a) (b)	1,000,000	1,001,800
		2,504,110
MACHINERY, CONSTRUCTION & MINING — 1.8%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 2.12%, 3/15/2021 (a)	1,426,000	1,426,513
Series MTN, 3 Month USD LIBOR + 0.28%, 2.17%, 9/7/2021 (a)	500,000	500,095
Series MTN, 3 Month USD LIBOR + 0.59%, 2.48%, 6/6/2022 (a)	2,000,000	2,009,760
		3,936,368
MACHINERY-DIVERSIFIED — 0.6%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 2.37%, 9/8/2022 (a)	1,395,000	1,400,008
MEDIA — 0.2%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.31%, 4/1/2021 (a) (b)	400,000	401,076
MINING — 0.9%
Glencore Funding LLC 2.88%, 4/16/2020 (b)	1,963,000	1,961,273
MISCELLANEOUS MANUFACTURER — 0.9%
General Electric Co. Series MTN, 4.65%, 10/17/2021	1,500,000	1,562,925
Security Description	Principal Amount	Value
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.34%, 2.23%, 3/16/2020 (a) (b)	$ 450,000	$ 450,189
		2,013,114
OIL & GAS — 1.7%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 2.55%, 9/19/2022 (a)	250,000	251,478
Chevron Corp. 3 Month USD LIBOR + 0.48%, 2.39%, 3/3/2022 (a)	500,000	503,015
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 2.81%, 5/15/2022 (a)	2,100,000	2,129,547
Occidental Petroleum Corp. 3 Month USD LIBOR + 1.25%, 3.15%, 8/13/2021 (a)	750,000	753,997
		3,638,037
PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 2.35%, 11/19/2021 (a) (b)	1,250,000	1,252,312
3 Month USD LIBOR + 0.65%, 2.54%, 11/21/2022 (a) (b)	3,000,000	3,013,320
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.14%, 3/12/2020 (a)	438,000	438,837
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 2.51%, 6/10/2022 (a)	690,000	692,215
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 2.28%, 5/16/2022 (a) (b)	2,000,000	2,004,140
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 2.61%, 3/9/2021 (a)	2,250,000	2,262,600
		9,663,424
PIPELINES — 2.3%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	2,000,000	2,028,540
MPLX L.P. 3 Month USD LIBOR + 1.10%, 2.99%, 9/9/2022 (a)	1,925,000	1,930,371
Plains All American Pipeline L.P./PAA Finance Corp. 3.65%, 6/1/2022	1,000,000	1,026,720
		4,985,631
RETAIL — 1.2%
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 2.70%, 4/17/2020 (a)	1,700,000	1,699,949
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.04%, 6/5/2020 (a)	350,000	350,154

See accompanying notes to financial statements.
16

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.31%, 2.22%, 3/1/2022 (a)	$ 500,000	$ 501,080
		2,551,183
TELECOMMUNICATIONS — 1.8%
AT&T, Inc. 3 Month USD LIBOR + 0.75%, 2.66%, 6/1/2021 (a)	2,500,000	2,514,575
Verizon Communications, Inc. 3 Month USD LIBOR + 1.00%, 2.89%, 3/16/2022 (a)	1,450,000	1,472,895
		3,987,470
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 2.36%, 4/1/2023 (a)	200,000	200,834
TOTAL CORPORATE BONDS & NOTES (Cost $139,459,690)		139,740,127
ASSET-BACKED SECURITIES — 27.4%
AUTOMOBILE — 16.8%
Ally Auto Receivables Trust:
Series 2017-3, Class A4, 2.01%, 3/15/2022	750,000	750,097
Series 2016-3, Class A4, 1.72%, 4/15/2021	330,804	330,766
Series 2018-3, Class A3, 3.00%, 1/17/2023	540,000	544,015
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.06%, 5/15/2023 (a) (b)	500,000	500,593
Carmax Auto Owner Trust:
Series 2017-1, Class B, 2.54%, 9/15/2022	723,000	726,833
Series 2019-4, Class A2A, 2.01%, 3/15/2023	365,000	365,093
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	1,500,000	1,510,706
Enterprise Fleet Financing LLC:
Series 2017-1, Class A3, 2.60%, 7/20/2022 (b)	2,670,000	2,674,741
Series 2019-1, Class A2, 2.98%, 10/20/2024 (b)	2,400,000	2,422,903
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	2,036,306	2,061,790
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	1,973,396	1,973,431
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.12%, 7/15/2026 (b)	1,000,000	999,998
Security Description	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust A:
Series 2017-1, Class A, 2.07%, 5/15/2022	$ 705,000	$ 705,111
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.35%, 2.09%, 9/15/2022 (a)	1,270,000	1,270,507
GM Financial Automobile Leasing Trust Series 2018-2, Class A3, 3.06%, 6/21/2021	1,564,596	1,569,215
GMF Floorplan Owner Revolving Trust:
Series 2018-1, Class A, 1 Month USD LIBOR + 0.30%, 2.04%, 3/15/2022 (a) (b)	700,000	700,066
Series 2018-3, Class A, 1 Month USD LIBOR + 0.32%, 2.06%, 9/15/2022 (a) (b)	3,600,000	3,600,448
Series 2017-2, Class A2, 1 Month USD LIBOR + 0.43%, 2.17%, 7/15/2022 (a) (b)	2,100,000	2,101,746
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	779,000	787,404
Series 2018-A, Class A4, 2.89%, 3/15/2022 (b)	800,000	804,874
Nissan Auto Lease Trust Series 2017-B, Class A4, 2.17%, 12/15/2021	125,000	125,020
Nissan Master Owner Trust Receivables:
Series 2017-B, Class A, 1 Month LIBOR + 0.43%, 2.17%, 4/18/2022 (a)	1,140,000	1,140,653
Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 2.06%, 10/17/2022 (a)	5,555,000	5,555,286
Securitized Term Auto Receivables Trust Series 2019-1A, Class A2, 2.86%, 5/25/2021 (b)	828,245	829,883
World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.80%, 1/18/2022	627,438	628,647
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.83%, 7/15/2021	1,200,000	1,203,659
Series 2018-B, Class A2A, 2.96%, 6/15/2021	741,780	744,287
		36,627,772
CREDIT CARD — 10.6%
Evergreen Credit Card Trust:

See accompanying notes to financial statements.
17

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.09%, 7/15/2022 (a) (b)	$ 665,000	$ 665,488
Series 2019-1, Class A1, 1 Month USD LIBOR + 0.48%, 2.22%, 1/15/2023 (a) (b)	4,500,000	4,511,669
Golden Credit Card Trust:
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.45%, 2.19%, 12/15/2022 (a) (b)	2,550,000	2,554,686
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.06%, 5/15/2023 (a) (b)	1,100,000	1,100,296
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.40%, 2.14%, 7/15/2022 (a) (b)	500,000	500,161
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.27%, 7/21/2022 (a) (b)	3,400,000	3,406,138
Master Credit Card Trust II:
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 2.13%, 1/21/2022 (a) (b)	1,000,000	1,000,796
Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 2.18%, 1/21/2023 (a) (b)	3,150,000	3,151,463
Trillium Credit Card Trust II:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.25%, 2.04%, 2/27/2023 (a) (b)	1,200,000	1,200,236
Series 2018-2A, Class A, 1 Month USD LIBOR + 0.35%, 2.14%, 9/26/2023 (a) (b)	3,775,000	3,777,544
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.27%, 1/26/2024 (a) (b)	1,175,000	1,178,525
		23,047,002
TOTAL ASSET-BACKED SECURITIES (Cost $59,638,395)		59,674,774
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
CANADA — 0.1%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.06%, 9/21/2020 (a) (Cost $250,000)	250,000	250,207
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 3.5%
Treasury Note 1.25%, 1/31/2020	$ 7,540,000	$ 7,537,055
MORTGAGE-BACKED SECURITIES — 1.9%
BHMS Series 2018-ATLS, Class A, Class A, 1 Month USD LIBOR + 1.25%, 2.99%, 7/15/2035 (a) (b)	1,500,000	1,497,209
BX Commercial Mortgage Trust Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 2.41%, 3/15/2037 (a) (b)	1,437,000	1,432,077
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 2.72%, 5/15/2036 (a) (b)	1,210,000	1,211,838
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,134,005)		4,141,124
	Shares
CERTIFICATE OF DEPOSIT — 0.2%
Bank of Nova Scotia 2.07%, 2/21/2020 (a) (Cost $499,965)	500,000	500,139
TOTAL INVESTMENTS — 97.2% (Cost $211,520,372)		211,843,426
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		6,102,315
NET ASSETS — 100.0%		$ 217,945,741
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.0% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
18

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$139,740,127	$—	$139,740,127
Asset-Backed Securities	—	59,674,774	—	59,674,774
Foreign Government Obligations	—	250,207	—	250,207
U.S. Treasury Obligations	—	7,537,055	—	7,537,055
Mortgage-Backed Securities	—	4,141,124	—	4,141,124
Certificate of Deposit	—	500,139	—	500,139
TOTAL INVESTMENTS	$—	$211,843,426	$—	$211,843,426
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,630	$2,317,630	$48,121,265	$50,438,895	$—	$—	—	$—	$50,821
See accompanying notes to financial statements.
19

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BANKS — 4.1%
Citigroup, Inc.	23,834	$ 1,904,098
BIOTECHNOLOGY — 1.3%
Biogen, Inc. (a)	455	135,012
Incyte Corp. (a)	5,456	476,418
		611,430
CHEMICALS — 0.5%
Corteva, Inc.	7,352	217,325
CONSUMER FINANCE — 3.2%
Discover Financial Services	6,332	537,080
Synchrony Financial	26,204	943,606
		1,480,686
ELECTRIC UTILITIES — 0.6%
Exelon Corp.	5,951	271,306
ENTERTAINMENT — 0.5%
Take-Two Interactive Software, Inc. (a)	1,903	232,984
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
American Tower Corp. REIT	5,068	1,164,728
STORE Capital Corp. REIT	38,105	1,419,030
		2,583,758
FOOD PRODUCTS — 3.2%
Tyson Foods, Inc. Class A	16,269	1,481,130
HEALTH CARE PROVIDERS & SERVICES — 5.0%
CVS Health Corp.	6,046	449,157
HCA Healthcare, Inc.	10,107	1,493,916
Molina Healthcare, Inc. (a)	2,931	397,707
		2,340,780
HOTELS, RESTAURANTS & LEISURE — 3.1%
Starbucks Corp.	16,738	1,471,605
HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co.	2,527	315,622
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.9%
AES Corp.	12,075	240,292
NRG Energy, Inc.	26,057	1,035,766
Vistra Energy Corp.	44,611	1,025,607
		2,301,665
INSURANCE — 5.3%
MetLife, Inc.	23,713	1,208,652
Prudential Financial, Inc.	13,621	1,276,832
		2,485,484
INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Inc. Class C (a)	1,105	1,477,407
Facebook, Inc. Class A (a)	1,305	267,851
		1,745,258
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Amazon.com, Inc. (a)	367	$ 678,157
IT SERVICES — 4.2%
International Business Machines Corp.	1,669	223,713
PayPal Holdings, Inc. (a)	12,689	1,372,569
VeriSign, Inc. (a)	1,941	373,992
		1,970,274
MACHINERY — 7.2%
AGCO Corp.	11,978	925,300
Allison Transmission Holdings, Inc.	21,236	1,026,124
Cummins, Inc.	7,785	1,393,204
		3,344,628
MEDIA — 2.6%
Comcast Corp. Class A	26,939	1,211,447
MULTILINE RETAIL — 2.8%
Target Corp.	10,051	1,288,639
OIL, GAS & CONSUMABLE FUELS — 3.7%
Exxon Mobil Corp.	9,149	638,417
Valero Energy Corp.	11,526	1,079,410
		1,717,827
PHARMACEUTICALS — 9.9%
Eli Lilly & Co.	11,235	1,476,616
Johnson & Johnson	12,620	1,840,880
Merck & Co., Inc.	14,357	1,305,769
		4,623,265
ROAD & RAIL — 0.2%
Union Pacific Corp.	582	105,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Intel Corp.	33,017	1,976,068
SOFTWARE — 10.3%
Microsoft Corp.	22,451	3,540,523
Oracle Corp.	24,108	1,277,242
		4,817,765
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	11,940	3,506,181
TOBACCO — 3.6%
Philip Morris International, Inc.	19,950	1,697,546
TOTAL COMMON STOCKS (Cost $40,911,101)		46,380,148

See accompanying notes to financial statements.
20

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $300,213)	300,213	$ 300,213
TOTAL INVESTMENTS — 99.9% (Cost $41,211,314)		46,680,361
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		34,637
NET ASSETS — 100.0%		$ 46,714,998

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,380,148	$—	$—	$46,380,148
Short-Term Investment	300,213	—	—	300,213
TOTAL INVESTMENTS	$46,680,361	$—	$—	$46,680,361
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	255,902	$255,902	$571,416	$527,105	$—	$—	300,213	$300,213	$3,362
See accompanying notes to financial statements.
21

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 0.2%
L3Harris Technologies, Inc.	365	$ 72,223
BIOTECHNOLOGY — 2.3%
Biogen, Inc. (a)	1,164	345,394
Gilead Sciences, Inc.	4,097	266,223
Incyte Corp. (a)	1,886	164,685
		776,302
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Copart, Inc. (a)	556	50,563
CONSUMER FINANCE — 2.9%
American Express Co.	1,059	131,835
Synchrony Financial	24,337	876,375
		1,008,210
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
American Tower Corp. REIT	5,604	1,287,911
Public Storage REIT	991	211,044
SBA Communications Corp. REIT	1,520	366,305
		1,865,260
HEALTH CARE PROVIDERS & SERVICES — 6.6%
AmerisourceBergen Corp.	5,844	496,857
HCA Healthcare, Inc.	7,710	1,139,615
McKesson Corp.	3,129	432,803
Molina Healthcare, Inc. (a)	1,290	175,040
		2,244,315
HEALTH CARE TECHNOLOGY — 1.1%
Veeva Systems, Inc. Class A (a)	2,684	377,532
HOTELS, RESTAURANTS & LEISURE — 3.7%
Starbucks Corp.	14,372	1,263,586
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.5%
NRG Energy, Inc.	9,709	385,933
Vistra Energy Corp.	20,495	471,180
		857,113
INSURANCE — 1.1%
MetLife, Inc.	5,716	291,344
Prudential Financial, Inc.	932	87,366
		378,710
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class C (a)	672	898,477
Facebook, Inc. Class A (a)	2,795	573,674
		1,472,151
INTERNET & DIRECT MARKETING RETAIL — 5.3%
Amazon.com, Inc. (a)	987	1,823,818
IT SERVICES — 8.2%
International Business Machines Corp.	1,284	172,107
Security Description	Shares	Value
Okta, Inc. (a)	4,737	$ 546,508
PayPal Holdings, Inc. (a)	11,465	1,240,169
VeriSign, Inc. (a)	4,366	841,241
		2,800,025
MACHINERY — 3.9%
AGCO Corp.	2,392	184,782
Allison Transmission Holdings, Inc.	12,934	624,971
Cummins, Inc.	3,021	540,638
		1,350,391
MEDIA — 1.9%
Charter Communications, Inc. Class A (a)	1,303	632,059
MULTILINE RETAIL — 2.4%
Target Corp.	6,526	836,699
PHARMACEUTICALS — 7.6%
Eli Lilly & Co.	10,389	1,365,426
Johnson & Johnson	7,753	1,130,930
Merck & Co., Inc.	1,140	103,683
		2,600,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Broadcom, Inc.	3,517	1,111,442
NXP Semiconductors NV	9,656	1,228,823
		2,340,265
SOFTWARE — 17.4%
Adobe, Inc. (a)	1,790	590,360
Microsoft Corp.	18,415	2,904,046
Oracle Corp.	18,602	985,534
RingCentral, Inc. Class A (a)	451	76,070
ServiceNow, Inc. (a)	3,882	1,095,966
Zscaler, Inc. (a)	6,346	295,089
		5,947,065
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc.	4,981	437,332
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.9%
Apple, Inc.	11,562	3,395,181
TOBACCO — 3.4%
Altria Group, Inc.	23,073	1,151,573
TOTAL COMMON STOCKS (Cost $30,399,676)		33,680,412

See accompanying notes to financial statements.
22

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $511,108)	511,108	$ 511,108
TOTAL INVESTMENTS — 100.0% (Cost $30,910,784)		34,191,520
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		15,124
NET ASSETS — 100.0%		$ 34,206,644

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,680,412	$—	$—	$33,680,412
Short-Term Investment	511,108	—	—	511,108
TOTAL INVESTMENTS	$34,191,520	$—	$—	$34,191,520
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	460,630	$460,630	$476,870	$426,392	$—	$—	511,108	$511,108	$5,369
See accompanying notes to financial statements.
23

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 9.4%
Bank of America Corp.	22,918	$ 807,172
Citigroup, Inc.	19,558	1,562,489
JPMorgan Chase & Co.	2,428	338,463
Wells Fargo & Co.	10,078	542,196
		3,250,320
BEVERAGES — 1.0%
Molson Coors Brewing Co. Class B	6,086	328,035
CAPITAL MARKETS — 2.7%
Charles Schwab Corp.	13,738	653,379
Morgan Stanley	5,730	292,918
		946,297
CHEMICALS — 3.5%
DuPont de Nemours, Inc.	10,634	682,703
LyondellBasell Industries NV Class A	5,747	542,976
		1,225,679
CONSUMER FINANCE — 1.5%
Discover Financial Services	6,276	532,330
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Verizon Communications, Inc.	6,844	420,222
ELECTRIC UTILITIES — 3.1%
Exelon Corp.	23,326	1,063,432
ELECTRICAL EQUIPMENT — 5.2%
Eaton Corp. PLC	11,972	1,133,988
Regal Beloit Corp.	7,842	671,354
		1,805,342
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.5%
Medical Properties Trust, Inc. REIT	36,613	772,901
Public Storage REIT	3,689	785,610
Spirit Realty Capital, Inc. REIT	5,080	249,834
STORE Capital Corp. REIT	21,155	787,812
		2,596,157
FOOD PRODUCTS — 3.0%
Tyson Foods, Inc. Class A	11,430	1,040,587
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Medtronic PLC	3,902	442,682
HEALTH CARE PROVIDERS & SERVICES — 7.0%
Cigna Corp.	1,905	389,553
CVS Health Corp.	3,511	260,832
HCA Healthcare, Inc.	7,271	1,074,727
McKesson Corp.	4,997	691,185
		2,416,297
HOTELS, RESTAURANTS & LEISURE — 0.8%
Darden Restaurants, Inc.	2,692	293,455
Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.6%
Toll Brothers, Inc.	22,349	$ 883,009
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.8%
AES Corp.	17,940	357,006
NRG Energy, Inc.	10,082	400,760
Vistra Energy Corp.	24,086	553,737
		1,311,503
INSURANCE — 5.3%
Hartford Financial Services Group, Inc.	3,058	185,835
MetLife, Inc.	12,224	623,057
Prudential Financial, Inc.	6,768	634,432
Travelers Cos., Inc.	2,817	385,788
		1,829,112
IT SERVICES — 1.9%
Fiserv, Inc. (a)	5,816	672,504
MACHINERY — 4.3%
AGCO Corp.	9,033	697,799
Cummins, Inc.	4,388	785,277
		1,483,076
MEDIA — 3.0%
Comcast Corp. Class A	22,785	1,024,641
MULTILINE RETAIL — 3.8%
Target Corp.	10,135	1,299,408
OIL, GAS & CONSUMABLE FUELS — 8.7%
Chevron Corp.	1,681	202,577
Equitrans Midstream Corp.	14,853	198,436
Exxon Mobil Corp.	9,039	630,742
Phillips 66	10,359	1,154,096
Valero Energy Corp.	8,923	835,639
		3,021,490
PHARMACEUTICALS — 9.0%
Eli Lilly & Co.	6,827	897,273
Johnson & Johnson	12,069	1,760,505
Merck & Co., Inc.	4,842	440,380
		3,098,158
ROAD & RAIL — 1.0%
Union Pacific Corp.	1,964	355,072
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Intel Corp.	18,157	1,086,696
SOFTWARE — 2.7%
Microsoft Corp.	3,179	501,329
Oracle Corp.	7,887	417,853
		919,182
TOBACCO — 2.7%
Philip Morris International, Inc.	10,887	926,375
TOTAL COMMON STOCKS (Cost $30,425,511)		34,271,061

See accompanying notes to financial statements.
24

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $266,463)	266,463	$ 266,463
TOTAL INVESTMENTS — 99.9% (Cost $30,691,974)		34,537,524
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		26,296
NET ASSETS — 100.0%		$ 34,563,820

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,271,061	$—	$—	$34,271,061
Short-Term Investment	266,463	—	—	266,463
TOTAL INVESTMENTS	$34,537,524	$—	$—	$34,537,524
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,017	$286,017	$520,970	$540,524	$—	$—	266,463	$266,463	$3,346
See accompanying notes to financial statements.
25

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 25,137,733	$ 16,986,347	$ 11,215,700
Investments in affiliated issuers, at value	81,829,326	140,203,475	284,252,419
Total Investments	106,967,059	157,189,822	295,468,119
Cash	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	342,309	—
Dividends receivable — unaffiliated issuers	—	—	—
Dividends receivable — affiliated issuers	87,259	1,004	374,811
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	2,514	3,970	2,398
Securities lending income receivable — affiliated issuers	3,718	24,224	24,656
TOTAL ASSETS	107,060,550	157,561,329	295,869,984
LIABILITIES
Payable upon return of securities loaned	7,773,504	15,293,647	16,843,340
Payable for investments purchased	—	333,719	—
Advisory fee payable	5,017	21,800	26,618
Trustees’ fees and expenses payable	401	236	665
TOTAL LIABILITIES	7,778,922	15,649,402	16,870,623
NET ASSETS	$ 99,281,628	$141,911,927	$278,999,361
NET ASSETS CONSIST OF:
Paid-in Capital	$139,378,484	$140,907,712	$252,898,346
Total distributable earnings (loss)	(40,096,856)	1,004,215	26,101,015
NET ASSETS	$ 99,281,628	$141,911,927	$278,999,361
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.46	$ 34.28	$ 40.09
Shares outstanding (unlimited amount authorized, no par value)	3,900,000	4,140,000	6,960,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 26,665,655	$ 16,801,265	$ 10,394,862
Investments in affiliated issuers	80,976,570	136,365,787	257,876,026
Total cost of investments	$107,642,225	$153,167,052	$268,270,888
* Includes investments in securities on loan, at value	$ 16,675,840	$ 19,005,240	$ 32,349,550
See accompanying notes to financial statements.
26

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$211,843,426	$46,380,148	$33,680,412	$34,271,061
—	300,213	511,108	266,463
211,843,426	46,680,361	34,191,520	34,537,524
5,801,034	—	—	—
236,583	—	—	—
2,018,024	7,494	—	—
—	49,415	33,598	43,278
7,349	577	780	520
636,311	—	—	—
—	—	—	—
—	—	—	—
220,542,727	46,737,847	34,225,898	34,581,322

—	—	—	—
2,561,311	—	—	—
35,579	22,788	19,103	17,449
96	61	151	53
2,596,986	22,849	19,254	17,502
$217,945,741	$46,714,998	$34,206,644	$34,563,820

$217,737,649	$41,216,216	$31,708,789	$31,669,638
208,092	5,498,782	2,497,855	2,894,182
$217,945,741	$46,714,998	$34,206,644	$34,563,820

$ 40.36	$ 89.84	$ 90.02	$ 72.01
5,400,000	520,000	380,000	480,000

$211,520,372	$40,911,101	$30,399,676	$30,425,511
—	300,213	511,108	266,463
$211,520,372	$41,211,314	$30,910,784	$30,691,974
$ —	$ —	$ —	$ —
27

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	366,488	564,740	212,563
Dividend income — affiliated issuers	1,969,350	2,565,292	4,421,495
Unaffiliated securities lending income	7,811	21,890	34,212
Affiliated securities lending income	41,990	137,970	144,998
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	2,385,639	3,289,892	4,813,268
EXPENSES
Advisory fee	42,821	113,158	114,074
Trustees’ fees and expenses	1,043	919	2,238
Miscellaneous expenses	103	77	200
TOTAL EXPENSES	43,967	114,154	116,512
NET INVESTMENT INCOME (LOSS)	$ 2,341,672	$3,175,738	$ 4,696,756
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(205,790)	144,728	(136,641)
Investments — affiliated issuers	(1,035,460)	(371,920)	2,755,545
In-kind redemptions — unaffiliated issuers	(352,199)	(336,740)	6,916
In-kind redemptions — affiliated issuers	786,804	1,293,707	175,205
Net realized gain (loss)	(806,645)	729,775	2,801,025
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	858,511	974,640	509,821
Investments — affiliated issuers	868,216	1,593,804	8,540,377
Net change in unrealized appreciation/depreciation	1,726,727	2,568,444	9,050,198
NET REALIZED AND UNREALIZED GAIN (LOSS)	920,082	3,298,219	11,851,223
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 3,261,754	$6,473,957	$16,547,979
See accompanying notes to financial statements.
28

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

2,557,685	$ —	$ —	$ —
7,453	453,397	320,351	494,956
50,821	3,362	5,369	3,346
—	—	—	—
—	—	—	—
—	—	(1,289)	—
2,615,959	456,759	324,431	498,302

196,957	117,590	115,561	102,521
1,371	315	319	275
102	26	30	27
198,430	117,931	115,910	102,823
$2,417,529	$ 338,828	$ 208,521	$ 395,479

114,015	48,415	(568,114)	(427,304)
—	—	—	—
—	540,475	2,053,573	311,015
—	—	—	—
114,015	588,890	1,485,459	(116,289)

25,507	3,483,165	1,454,123	3,003,048
—	—	—	—
25,507	3,483,165	1,454,123	3,003,048
139,522	4,072,055	2,939,582	2,886,759
$2,557,051	$4,410,883	$3,148,103	$3,282,238
29

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,341,672	$ 3,631,029	$ 3,175,738	$ 4,637,548
Net realized gain (loss)	(806,645)	(2,143,100)	729,775	4,363,213
Net change in unrealized appreciation/depreciation	1,726,727	(6,389,726)	2,568,444	(971,140)
Net increase (decrease) in net assets resulting from operations	3,261,754	(4,901,797)	6,473,957	8,029,621
Net equalization credits and charges	(17,051)	24,895	82,779	105,971
Distributions to shareholders	(2,235,273)	(3,617,253)	(3,073,106)	(4,936,932)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,497,784	33,283,792	51,687,367	23,973,127
Cost of shares redeemed	(19,034,479)	(55,714,874)	(17,789,086)	(14,842,690)
Net income equalization	17,051	(24,895)	(82,779)	(105,971)
Other Capital	—	—	—	686
Net increase (decrease) in net assets from beneficial interest transactions	(14,519,644)	(22,455,977)	33,815,502	9,025,152
Net increase (decrease) in net assets during the period	(13,510,214)	(30,950,132)	37,299,132	12,223,812
Net assets at beginning of period	112,791,842	143,741,974	104,612,795	92,388,983
NET ASSETS AT END OF PERIOD	$ 99,281,628	$112,791,842	$141,911,927	$104,612,795
SHARES OF BENEFICIAL INTEREST:
Shares sold	180,000	1,350,000	1,530,000	750,000
Shares redeemed	(760,000)	(2,270,000)	(530,000)	(460,000)
Net increase (decrease) from share transactions	(580,000)	(920,000)	1,000,000	290,000
See accompanying notes to financial statements.
30

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR MFS Systematic Core Equity ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 4,696,756	$ 7,053,566	$ 2,417,529	$ 3,320,929	$ 338,828	$ 557,940
2,801,025	7,468,496	114,015	190,469	588,890	1,681,070
9,050,198	(3,125,237)	25,507	292,631	3,483,165	1,551,309
16,547,979	11,396,825	2,557,051	3,804,029	4,410,883	3,790,319
31,812	42,319	65,006	87,297	4,979	1,861
(4,690,294)	(7,044,570)	(2,842,973)	(3,073,623)	(357,313)	(561,229)

13,016,406	66,920,704	67,648,806	152,893,417	8,428,314	18,295,264
(1,564,437)	(64,514,651)	(17,166,169)	(36,316,451)	(4,870,654)	(12,523,740)
(31,812)	(42,319)	(65,006)	(87,297)	(4,979)	(1,861)
2,474	—	29,686	68,420	468	314
11,422,631	2,363,734	50,447,317	116,558,089	3,553,149	5,769,977
23,312,128	6,758,308	50,226,401	117,375,792	7,611,698	9,000,928
255,687,233	248,928,925	167,719,340	50,343,548	39,103,300	30,102,372
$278,999,361	$255,687,233	$217,945,741	$167,719,340	$46,714,998	$ 39,103,300

330,000	1,850,000	1,675,000	3,800,000	100,000	240,000
(40,000)	(1,780,000)	(425,000)	(900,000)	(60,000)	(160,000)
290,000	70,000	1,250,000	2,900,000	40,000	80,000
31

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 208,521	$ 410,349	$ 395,479	$ 756,480
Net realized gain (loss)	1,485,459	1,275,022	(116,289)	128,129
Net change in unrealized appreciation/depreciation	1,454,123	167,078	3,003,048	(36,634)
Net increase (decrease) in net assets resulting from operations	3,148,103	1,852,449	3,282,238	847,975
Net equalization credits and charges	(14,600)	(10,318)	(5,226)	1,385
Distributions to shareholders	(205,808)	(879,302)	(395,804)	(1,072,684)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	8,301,401	4,121,088	—	6,702,411
Cost of shares redeemed	(11,398,617)	(15,157,132)	(2,083,031)	(5,670,724)
Net income equalization	14,600	10,318	5,226	(1,385)
Other Capital	262	332	488	272
Net increase (decrease) in net assets from beneficial interest transactions	(3,082,354)	(11,025,394)	(2,077,317)	1,030,574
Net increase (decrease) in net assets during the period	(154,659)	(10,062,565)	803,891	807,250
Net assets at beginning of period	34,361,303	44,423,868	33,759,929	32,952,679
NET ASSETS AT END OF PERIOD	$ 34,206,644	$ 34,361,303	$34,563,820	$33,759,929
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	50,000	—	100,000
Shares redeemed	(130,000)	(190,000)	(30,000)	(90,000)
Net increase (decrease) from share transactions	(30,000)	(140,000)	(30,000)	10,000
See accompanying notes to financial statements.
32

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 25.18	$ 26.62	$ 23.97	$ 24.38	$ 25.85	$ 30.86
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	0.69	0.53	0.56	0.30	0.43
Net realized and unrealized gain (loss) (c)	0.28	(1.43)	2.64	(0.44)	(1.43)	(5.02)
Total from investment operations	0.85	(0.74)	3.17	0.12	(1.13)	(4.59)
Net equalization credits and charges	(0.00)(d)	0.00(d)	(0.00)(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.57)	(0.70)	(0.52)	(0.54)	(0.35)	(0.43)
Net asset value, end of period	$ 25.46	$ 25.18	$ 26.62	$ 23.97	$ 24.38	$ 25.85
Total return (e)	3.38%	(2.71)%	13.26%	0.56%	(4.22)%	(14.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$99,282	$112,792	$143,742	$115,075	$80,441	$140,895
Ratios to average net assets:
Total expenses (f)	0.08%(g)	0.12%	0.22%	0.22%	0.28%	0.23%
Net investment income (loss)	4.52%(g)	2.76%	2.04%	2.28%	1.29%	1.53%
Portfolio turnover rate	13%(h)	28%	44%	46%(i)	25%(i)	33%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
33

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 33.32	$ 32.42	$ 32.33	$ 31.23	$ 31.16	$ 32.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.89	1.53	1.02	1.10	0.93	0.97
Net realized and unrealized gain (loss) (c)	0.87	0.91	0.09	0.98	0.22	(1.51)
Total from investment operations	1.76	2.44	1.11	2.08	1.15	(0.54)
Net equalization credits and charges	0.02	0.03	(0.01)	(0.01)	(0.02)	0.02
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.82)	(1.57)	(1.01)	(0.97)	(1.06)	(1.02)
Net asset value, end of period	$ 34.28	$ 33.32	$ 32.42	$ 32.33	$ 31.23	$ 31.16
Total return (e)	5.37%	7.93%	3.34%	6.78%	3.77%	(1.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$141,912	$104,613	$92,389	$95,376	$104,605	$120,020
Ratios to average net assets:
Total expenses (f)	0.19%(g)	0.18%	0.39%	0.37%	0.37%	0.35%
Net investment income (loss)	5.21%(g)	4.71%	3.07%	3.49%	3.07%	3.00%
Portfolio turnover rate	12%(h)	71%	29%	47%(i)	54%(i)	64%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
34

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 38.33	$ 37.72	$ 35.52	$ 33.35	$ 34.61	$ 35.47
Income (loss) from investment operations:
Net investment income (loss) (b)	0.70	1.03	0.81	0.99	0.81	0.92
Net realized and unrealized gain (loss) (c)	1.74	0.57	2.18	2.03	(1.09)	(0.73)
Total from investment operations	2.44	1.60	2.99	3.02	(0.28)	0.19
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.00(d)	0.02	0.05
Other capital	0.00(d)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.68)	(1.00)	(0.80)	(0.85)	(0.94)	(0.91)
Net realized gains	—	—	—	—	(0.06)	(0.19)
Total distributions	(0.68)	(1.00)	(0.80)	(0.85)	(1.00)	(1.10)
Net asset value, end of period	$ 40.09	$ 38.33	$ 37.72	$ 35.52	$ 33.35	$ 34.61
Total return (e)	6.39%	4.37%	8.46%	9.14%	(0.63)%	0.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,999	$255,687	$248,929	$207,780	$185,112	$143,655
Ratios to average net assets:
Total expenses (f)	0.09%(g)	0.15%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.09%(g)	0.15%	0.09%	0.01%	0.06%	0.05%
Net investment income (loss)	3.56%(g)	2.76%	2.14%	2.91%	2.45%	2.60%
Portfolio turnover rate	37%(h)	71%	43%	90%(i)	86%(i)	98%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
35

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 40.41	$ 40.27	$ 40.26	$ 40.06	$ 40.05	$ 40.10
Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	1.02	0.68	0.44	0.27	0.13
Net realized and unrealized gain (loss) (c)	0.02	0.04	(0.14)	0.13	(0.21)	(0.05)
Total from investment operations	0.52	1.06	0.54	0.57	0.06	0.08
Net equalization credits and charges (b)	0.01	0.03	0.04	(0.00)(d)	0.07	0.00(d)
Other capital (b)	0.01	0.02	0.06	0.05	0.12	0.01
Distributions to shareholders from:
Net investment income	(0.59)	(0.97)	(0.63)	(0.42)	(0.18)	(0.14)
Net realized gains	—	—	—	—	(0.06)	—
Total distributions	(0.59)	(0.97)	(0.63)	(0.42)	(0.24)	(0.14)
Net asset value, end of period	$ 40.36	$ 40.41	$ 40.27	$ 40.26	$ 40.06	$ 40.05
Total return (e)	1.33%	2.79%	1.60%	1.53%	0.65%	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$217,946	$167,719	$50,344	$18,117	$24,039	$16,018
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.45%(f)	2.54%	1.70%	1.09%	0.69%	0.33%
Portfolio turnover rate	35%(g)	100%	76%(h)	83%(h)	407%(h)	79%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Core Equity ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 81.47	$ 75.26	$ 68.62	$58.09	$58.53	$53.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	1.34	1.13	0.97	1.020	0.81
Net realized and unrealized gain (loss) (c)	8.39	6.20	7.30	10.53	0.00(d)	6.48
Total from investment operations	9.12	7.54	8.43	11.50	1.02	7.29
Net equalization credits and charges (b)	0.01	0.00(d)	0.05	—	0.20	(0.04)
Other capital (b)	0.00(d)	0.00(d)	(0.00)(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.76)	(1.33)	(0.96)	(0.97)	(1.03)	(0.88)
Net realized gains	—	—	(0.88)	—	(0.63)	(1.44)
Total distributions	(0.76)	(1.33)	(1.84)	(0.97)	(1.66)	(2.32)
Net asset value, end of period	$ 89.84	$ 81.47	$ 75.26	$68.62	$58.09	$58.53
Total return (e)	11.25%	10.11%	12.36%	19.92%	2.21%	13.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,715	$39,103	$30,102	$6,862	$5,809	$2,926
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.60%	0.61%	0.60%
Net investment income (loss)	1.73%(f)	1.70%	1.51%	1.52%	1.78%	1.42%
Portfolio turnover rate	21%(g)	65%(h)	67%(h)	67%(h)	39%(h)	54%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Growth Equity ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 83.81	$ 80.77	$ 71.05	$ 60.67	$ 60.24	$53.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.87	0.61	0.70	0.63	0.66
Net realized and unrealized gain (loss) (c)	6.27	4.13	9.80	10.27	1.62	8.60
Total from investment operations	6.73	5.00	10.41	10.97	2.25	9.26
Net equalization credits and charges	(0.03)	(0.02)	0.04	0.01	0.01	0.00(d)
Other capital	0.00(d)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.49)	(0.95)	(0.60)	(0.60)	(0.61)	(0.68)
Net realized gains	—	(0.99)	(0.13)	—	(1.22)	(1.90)
Total distributions	(0.49)	(1.94)	(0.73)	(0.60)	(1.83)	(2.58)
Net asset value, end of period	$ 90.02	$ 83.81	$ 80.77	$ 71.05	$ 60.67	$60.24
Total return (e)	8.02%	6.47%	14.71%	18.18%	3.96%	17.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,207	$34,361	$44,424	$39,079	$12,134	$6,024
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.61%	0.60%	0.61%	0.60%
Net investment income (loss)	1.08%(f)	1.08%	0.77%	1.05%	1.06%	1.14%
Portfolio turnover rate	34%(g)	77%	76%	55%(h)	56%(h)	67%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 66.20	$ 65.91	$ 59.81	$51.99	$57.90	$52.67
Income (loss) from investment operations:
Net investment income (loss) (b)	0.79	1.44	1.21	1.03	0.99	0.75
Net realized and unrealized gain (loss) (c)	5.83	0.86	6.94	8.99	(2.66)	6.28
Total from investment operations	6.62	2.30	8.15	10.02	(1.67)	7.03
Net equalization credits and charges	(0.01)	0.00(d)	0.12	0.04	—	(0.03)
Other capital	0.00(d)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.80)	(1.47)	(1.06)	(1.01)	(1.01)	(0.85)
Net realized gains	—	(0.54)	(1.11)	(1.23)	(3.23)	(0.92)
Total distributions	(0.80)	(2.01)	(2.17)	(2.24)	(4.24)	(1.77)
Net asset value, end of period	$ 72.01	$ 66.20	$ 65.91	$59.81	$51.99	$57.90
Total return (e)	10.03%	3.69%	13.82%	19.61%	(2.47)%	13.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,564	$33,760	$32,953	$5,981	$2,599	$2,895
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.60%	0.62%	0.60%
Net investment income (loss)	2.31%(f)	2.18%	1.83%	1.80%	1.85%	1.36%
Portfolio turnover rate	24%(g)	53%	54%	64%(h)	64%(h)	61%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR ® SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative
40

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for all Funds, except for the SPDR SSGA Ultra Short Term Bond Fund ETF. The SPDR SSGA Ultra Short Term Bond Fund ETF declares and distributes distributions to shareholders monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50%
SPDR SSGA Income Allocation ETF	0.50
SPDR SSGA Global Allocation ETF	0.35
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
SPDR MFS Systematic Value Equity ETF	0.60
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses,brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ 13,611,982	$14,016,830
SPDR SSGA Income Allocation ETF	15,219,575	14,115,640
SPDR SSGA Global Allocation ETF	93,714,121	94,580,276
SPDR SSGA Ultra Short Term Bond ETF	112,901,416	60,776,460
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

	Purchases	Sales
SPDR MFS Systematic Core Equity ETF	$ 8,086,829	$ 8,130,756
SPDR MFS Systematic Growth Equity ETF	12,716,494	12,787,780
SPDR MFS Systematic Value Equity ETF	7,994,413	7,990,368
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$ 4,408,696	$18,661,212	$ 434,605
SPDR SSGA Income Allocation ETF	49,740,602	16,683,891	956,967
SPDR SSGA Global Allocation ETF	12,228,524	1,462,798	182,121
SPDR MFS Systematic Core Equity ETF	8,354,167	4,827,161	540,475
SPDR MFS Systematic Growth Equity ETF	8,238,224	11,306,000	2,053,573
SPDR MFS Systematic Value Equity ETF	—	2,066,209	311,015
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$108,057,826	$1,748,965	$2,839,732	$(1,090,767)
SPDR SSGA Income Allocation ETF	153,138,078	4,501,727	449,983	4,051,744
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Global Allocation ETF	$268,251,171	$27,372,855	$155,907	$27,216,948
SPDR SSGA Ultra Short Term Bond ETF	211,527,433	364,613	48,620	315,993
SPDR MFS Systematic Core Equity ETF	41,211,509	5,948,633	479,781	5,468,852
SPDR MFS Systematic Growth Equity ETF	30,910,751	4,030,093	749,324	3,280,769
SPDR MFS Systematic Value Equity ETF	30,690,486	4,447,675	600,637	3,847,038
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 16,675,840	$ 7,773,504	$ 9,205,917	$ 16,979,421
SPDR SSGA Income Allocation ETF	19,005,240	15,293,647	4,095,114	19,388,761
SPDR SSGA Global Allocation ETF	32,349,550	16,843,340	16,136,875	32,980,215
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 7,773,504	$—	$—	$—	$ 7,773,504	$ 7,773,504
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	15,241,397	—	—	—	15,241,397	15,241,397
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	52,250	—	—	—	52,250	52,250
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	16,843,340	—	—	—	16,843,340	16,843,340
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The SPDR SSGA Ultra Short Term Bond ETF participates in the credit facility as of period ended December 31, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2019.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
47

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.08%	$1,033.80	$0.41	$1,024.70	$0.41
SPDR SSGA Income Allocation ETF	0.19	1,053.70	0.98	1,024.20	0.97
SPDR SSGA Global Allocation ETF	0.09	1,063.90	0.47	1,024.70	0.46
SPDR SSGA Ultra Short Term Bond ETF	0.20	1,013.30	1.01	1,024.10	1.02
SPDR MFS Systematic Core Equity ETF	0.60	1,112.50	3.19	1,022.10	3.05
SPDR MFS Systematic Growth Equity ETF	0.60	1,080.20	3.14	1,022.10	3.05
SPDR MFS Systematic Value Equity ETF	0.60	1,100.30	3.17	1,022.10	3.05
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
48

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
49

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRACTIVETSAR

Semi-Annual Report
December 31, 2019
SSGA Active Trust
SPDR ® SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
SPDR Portfolio Mortgage Backed Bond ETF	32.8%
SPDR Portfolio Intermediate Term Corporate Bond ETF	22.6
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	15.6
SPDR Portfolio Intermediate Term Treasury ETF	13.6
SPDR Bloomberg Barclays High Yield Bond ETF	9.9
TOTAL	94.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	1.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
The Technology Select Sector SPDR Fund	38.2%
The Health Care Select Sector SPDR Fund	28.8
The Financial Select Sector SPDR Fund	19.7
The Consumer Staples Select Sector SPDR Fund	7.2
The Communication Services Select Sector SPDR Fund	5.8
TOTAL	99.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Domestic Equity	99.7%
Short Term Investments	10.3
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	42,387	$ 3,875,443
SPDR Bloomberg Barclays High Yield Bond ETF (a)	22,550	2,470,127
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	159,324	5,625,730
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	109,143	3,375,793
SPDR Portfolio Long Term Corporate Bond ETF (a)	43,441	1,308,009
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	312,979	8,171,882
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $24,601,591)		24,826,984
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	48,892	48,892
State Street Navigator Securities Lending Portfolio II (e)(f)	328,725	328,725
TOTAL SHORT-TERM INVESTMENTS (Cost $377,617)		$ 377,617
TOTAL INVESTMENTS—101.3% (Cost $24,979,208)		25,204,601
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.3)%		(327,795)
NET ASSETS—100.0%		$ 24,876,806
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
3

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$24,826,984	$—	$—	$24,826,984
Short-Term Investments	377,617	—	—	377,617
TOTAL INVESTMENTS	$25,204,601	$—	$—	$25,204,601
Affiliate Table
	Number of Shares Held at 6/30/2019	Value at 6/30/2019	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,742	$ 342,805	$ 6,402,469	$ 2,864,705	$ (1,672)	$ (3,454)	42,387	$ 3,875,443	$ 28,041
SPDR Bloomberg Barclays High Yield Bond ETF	5,218	568,449	2,000,862	120,973	(188)	21,977	22,550	2,470,127	51,763
SPDR Portfolio Intermediate Term Corporate Bond ETF	31,956	1,116,223	7,376,756	2,901,213	30,717	3,247	159,324	5,625,730	28,222
SPDR Portfolio Intermediate Term Treasury ETF	23,909	1,477,576	4,239,395	2,328,166	(18,768)	5,756	109,143	3,375,793	34,623
SPDR Portfolio Long Term Corporate Bond ETF	114,074	3,279,628	3,143,896	5,200,419	166,633	(81,729)	43,441	1,308,009	49,369
SPDR Portfolio Long Term Treasury ETF	13,503	515,274	708,961	1,199,413	(14,585)	(10,237)	—	—	5,016
SPDR Portfolio Mortgage Backed Bond ETF	136,205	3,560,399	6,394,262	1,760,045	(2,825)	(19,909)	312,979	8,171,882	99,009
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,198	19,198	248,606	218,912	—	—	48,892	48,892	282
State Street Navigator Securities Lending Portfolio II	—	—	35,001,508	34,672,783	—	—	328,725	328,725	16,039
State Street Navigator Securities Lending Portfolio III	—	—	18,934,708	18,934,708	—	—	—	—	9,412
Total		$10,879,552	$84,451,423	$70,201,337	$159,312	$(84,349)		$25,204,601	$321,776
See accompanying notes to financial statements.
4

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 99.7%
The Communication Services Select Sector SPDR Fund (a)(b)	37,272	$ 1,998,897
The Consumer Staples Select Sector SPDR Fund (a)	39,324	2,476,625
The Financial Select Sector SPDR Fund (a)(b)	220,069	6,773,724
The Health Care Select Sector SPDR Fund (a)(b)	96,935	9,873,799
The Technology Select Sector SPDR Fund (a)	143,167	13,124,119
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $31,630,538)		34,247,164
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c)(d)	48,457	48,457
State Street Navigator Securities Lending Portfolio II (e)(f)	3,486,000	3,486,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,534,457)		$ 3,534,457
TOTAL INVESTMENTS—110.0% (Cost $35,164,995)		37,781,621
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.0)%		(3,431,589)
NET ASSETS—100.0%		$ 34,350,032
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$34,247,164	$—	$—	$34,247,164
Short-Term Investments	3,534,457	—	—	3,534,457
TOTAL INVESTMENTS	$37,781,621	$—	$—	$37,781,621
See accompanying notes to financial statements.
5

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/2019	Value at 6/30/2019	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,535	$ 43,535	$ 354,874	$ 349,952	$ —	$ —	48,457	$ 48,457	$ 431
State Street Navigator Securities Lending Portfolio II	—	—	35,391,465	31,905,465	—	—	3,486,000	3,486,000	4,135
State Street Navigator Securities Lending Portfolio III	—	—	13,512,034	13,512,034	—	—	—	—	223
The Communication Services Select Sector SPDR Fund	—	—	8,250,023	6,538,185	128,170	158,889	37,272	1,998,897	12,723
The Consumer Staples Select Sector SPDR Fund	26,360	1,530,725	2,581,881	1,683,194	10,954	36,259	39,324	2,476,625	19,162
The Financial Select Sector SPDR Fund	—	—	9,546,685	2,819,717	(104,772)	151,528	220,069	6,773,724	47,016
The Health Care Select Sector SPDR Fund	43,744	4,052,444	8,949,092	3,839,194	38,559	672,898	96,935	9,873,799	125,117
The Industrial Select Sector SPDR Fund	43,980	3,404,932	3,811,358	7,266,436	145,490	(95,344)	—	—	21,459
The Real Estate Select Sector SPDR Fund	37,107	1,364,424	6,427,827	7,883,902	78,966	12,685	—	—	23,053
The Technology Select Sector SPDR Fund	47,988	3,744,984	11,414,325	3,588,305	228,893	1,324,222	143,167	13,124,119	72,144
Total		$14,141,044	$100,239,564	$79,386,384	$ 526,260	$2,261,137		$37,781,621	$325,463
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
ASSETS
Investments in affiliated issuers, at value	$25,204,601	$37,781,621
Dividends receivable — affiliated issuers	63	64,572
Securities lending income receivable — unaffiliated issuers	158	891
Securities lending income receivable — affiliated issuers	6,033	2,281
TOTAL ASSETS	25,210,855	37,849,365
LIABILITIES
Payable upon return of securities loaned	328,725	3,486,000
Advisory fee payable	5,321	13,294
Trustees’ fees and expenses payable	3	39
TOTAL LIABILITIES	334,049	3,499,333
NET ASSETS	$24,876,806	$34,350,032
NET ASSETS CONSIST OF:
Paid-in Capital	$24,664,568	$31,595,364
Total distributable earnings (loss)	212,238	2,754,668
NET ASSETS	$24,876,806	$34,350,032
NET ASSET VALUE PER SHARE
Net asset value per share	$ 31.10	$ 34.01
Shares outstanding (unlimited amount authorized, no par value)	800,000	1,010,000
COST OF INVESTMENTS:
Investments in affiliated issuers	$24,979,208	$35,164,995
* Includes investments in securities on loan, at value	$ 335,771	$11,545,935
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2019 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$296,325	$ 321,105
Unaffiliated securities lending income	2,871	1,062
Affiliated securities lending income	25,451	4,358
TOTAL INVESTMENT INCOME (LOSS)	324,647	326,525
EXPENSES
Advisory fee	23,103	63,729
Trustees’ fees and expenses	79	159
Miscellaneous expenses	5	6
TOTAL EXPENSES	23,187	63,894
NET INVESTMENT INCOME (LOSS)	$301,460	$ 262,631
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	159,320	26,819
In-kind redemptions — affiliated issuers	—	499,441
Net realized gain (loss)	159,320	526,260
Net change in unrealized appreciation/depreciation on:
Investment — affiliated issuers	(84,349)	2,261,137
NET REALIZED AND UNREALIZED GAIN (LOSS)	74,971	2,787,397
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$376,431	$3,050,028
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 04/02/19* - 6/30/19	Six Months Ended 12/31/19 (Unaudited)	For the Period 04/02/19* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 301,460	$ 33,091	$ 262,631	$ 59,414
Net realized gain (loss)	159,320	2,149	526,260	45,425
Net change in unrealized appreciation/depreciation	(84,349)	309,742	2,261,137	355,489
Net increase (decrease) in net assets resulting from operations	376,431	344,982	3,050,028	460,328
Net equalization credits and charges	(7,191)	173	(5,710)	(7,742)
Distributions to shareholders	(473,594)	(36,040)	(203,795)	(52,452)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,097,166	10,567,861	25,803,574	13,728,143
Cost of shares redeemed	—	—	(8,435,794)	—
Net income equalization	7,191	(173)	5,710	7,742
Net increase (decrease) in net assets from beneficial interest transactions	14,104,357	10,567,688	17,373,490	13,735,885
Net increase (decrease) in net assets during the period	14,000,003	10,876,803	20,214,013	14,136,019
Net assets at beginning of period	10,876,803	—	14,136,019	—
NET ASSETS AT END OF PERIOD	$24,876,806	$10,876,803	$34,350,032	$14,136,019
SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	350,000	820,000	460,000
Shares redeemed	—	—	(270,000)	—
Net increase (decrease)	450,000	350,000	550,000	460,000
*Inception date.
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.15
Net realized and unrealized gain (loss) (b)	0.25	0.99
Total from investment operations	0.80	1.14
Net equalization credits and charges (a)	(0.01)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.77)	(0.16)
Net asset value, end of period	$ 31.10	$ 31.08
Total return (d)	2.55%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,877	$10,877
Ratios to average net assets:
Total expenses (e)	0.27%(f)	0.31%(f)
Net investment income (loss)	3.52%(f)	1.98%(f)
Portfolio turnover rate (g)(h)	79%(i)	32%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Portfolio turnover rate does not include the activity of the Underlying Funds in which the Fund invests.
(i)	Not annualized.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.23
Net realized and unrealized gain (loss) (b)	3.18	0.55
Total from investment operations	3.50	0.78
Net equalization credits and charges (a)	(0.01)	(0.03)
Distributions to shareholders from:
Net investment income	(0.21)	(0.11)
Net asset value, end of period	$ 34.01	$ 30.73
Total return (c)	11.38%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,350	$14,136
Ratios to average net assets:
Total expenses (d)	0.49%(e)	0.49%(e)
Net investment income (loss)	2.02%(e)	3.12%(e)
Portfolio turnover rate (f)(g)	109%(h)	39%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Portfolio turnover rate does not include the activity of the Underlying Funds in which the Fund invests.
(h)	Not annualized.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR ® SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
12

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities,
13

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for SPDR SSGA US Sector Rotation ETF and monthly for SPDR SSGA Fixed Income Sector Rotation ETF.
14

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Fixed Income Sector Rotation ETF	0.50%
SPDR SSGA US Sector Rotation ETF	0.70
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. For the period ended December 31, 2019, the net annualized advisory fee was 0.27% for SPDR SSGA Fixed Income Sector Rotation ETF and 0.49% for SPDR SSGA US Sector Rotation ETF. For the period ended December 31, 2019, the amounts waived were $19,680 and $27,313, respectively.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
15

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR SSGA Fixed Income Sector Rotation ETF	$24,259,854	$13,630,842
SPDR SSGA US Sector Rotation ETF	41,741,776	28,046,869
For the period ended December 31, 2019, the following Funds had in-kind contributions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Fixed Income Sector Rotation ETF	$14,096,272	$ —	$ —
SPDR SSGA US Sector Rotation ETF	25,805,003	8,436,471	499,441
16

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
17

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Fixed Income Sector Rotation ETF	$24,979,549	$ 227,969	$2,917	$ 225,052
SPDR SSGA US Sector Rotation ETF	35,164,995	2,616,626	—	2,616,626
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
19

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
Annualized Expense Ratio	0.27%	0.49%
Actual:
Ending Account Value	$1,025.50	$1,113.80
Expenses Paid During Period(a)	1.37	2.60
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.80	1,022.70
Expenses Paid During Period(a)	1.37	2.49
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
20

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
21

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
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Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and
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Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRROTATIONSAR

Semi-Annual Report
December 31, 2019
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Cometa Energia SA de CV 6.38% 4/24/2035	2.2%
DBS Group Holdings, Ltd. 3.60% 9/7/2021	2.1
Perusahaan Listrik Negara PT 5.50% 11/22/2021	2.0
Pertamina Persero PT 4.88% 5/3/2022	2.0
Syngenta Finance NV 5.68% 4/24/2048	1.9
TOTAL	10.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	79.4%
Foreign Government Obligations	10.0
Short-Term Investment	9.5
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
U.S. Treasury Bill 1.57% 6/25/2020	4.9%
U.S. Treasury Bill 1.54% 5/7/2020	4.7
U.S. Treasury Note 2.75% 9/15/2021	4.1
U.S. Treasury Note 1.87% 3/31/2020	3.8
U.S. Treasury Bill 1.83% 2/13/2020	3.8
TOTAL	21.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	27.3
U.S. Government Agency Obligations	24.7
Mortgage-Backed Securities	9.7
Asset-Backed Securities	3.6
Foreign Government Obligations	2.0
Short-Term Investment	2.3
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
U. S. Treasury Note 1.63% 5/15/2026	3.3%
U. S. Treasury Note 2.25% 11/15/2025	3.3
U.S. Treasury Bill 1.84% 2/27/2020	3.1
U. S. Treasury Note 2.13% 7/31/2024	2.9
U. S. Treasury Note 2.38% 5/15/2029	2.7
TOTAL	15.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
U.S. Government Agency Obligations	44.0%
U.S. Treasury Obligations	24.4
Mortgage-Backed Securities	4.7
Commercial Mortgage Backed Securities	4.0
Asset-Backed Securities	2.3
Foreign Government Obligations	0.9
Banks	3.1
Oil & Gas	1.3
Telecommunications	1.2
Pharmaceuticals	1.1
Electric	1.0
Food	1.0
Diversified Financial Services	0.9
Pipelines	0.7
Media	0.6
Real Estate Investment Trusts	0.6
Health Care Services	0.5
Retail	0.5
Chemicals	0.4
Insurance	0.4
Agriculture	0.4
Software	0.3
Entertainment	0.3
Mining	0.3
Lodging	0.3
Internet	0.3
Leisure Time	0.3
Commercial Services	0.2
Packaging & Containers	0.2
Transportation	0.2
Energy-Alternate Sources	0.2
Airlines	0.2
IT Services	0.2
See accompanying notes to financial statements.
3

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Forest Products & Paper	0.2%
Iron/Steel	0.2
Machinery-Diversified	0.2
Aerospace & Defense	0.1
Gas	0.1
Environmental Control	0.1
Real Estate	0.1
Machinery, Construction & Mining	0.1
Auto Manufacturers	0.1
Investment Company Security	0.1
Beverages	0.1
Oil & Gas Services	0.1
Food Service	0.1
Electronics	0.1
Trucking & Leasing	0.1
Toys/Games/Hobbies	0.1
Computers	0.1
Home Furnishings	0.1
Auto Parts & Equipment	0.0*
Distribution & Wholesale	0.0*
Engineering & Construction	0.0*
Miscellaneous Manufacturer	0.0*
Coal	0.0*
Building Materials	0.0*
Construction Materials	0.0*
Holding Companies-Diversified	0.0*
Health Care Products	0.0*
Hand & Machine Tools	0.0*
Electrical Components & Equipment	0.0*
Home Builders	0.0*
Household Products & Wares	0.0*
Metal Fabricate & Hardware	0.0*
Apparel	0.0*
Housewares	0.0*
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 79.4%
ARGENTINA — 2.4%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 800,000	$ 606,128
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	600,000	510,000
Series REGS, 9.13%, 4/15/2029	150,000	128,463
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	177,266
Series REGS, 8.50%, 7/28/2025	450,000	423,680
		1,845,537
BRAZIL — 4.0%
Banco Bradesco SA Series REGS, 5.75%, 3/1/2022	200,000	210,730
Banco BTG Pactual SA Series REGS, 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a)	500,000	530,605
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	1,016,470
CSN Islands XII Corp. Series REGS, 7.00%, 3/23/2020	900,000	828,144
CSN Resources SA 7.63%, 4/17/2026 (b)	200,000	213,056
MARB BondCo PLC Series REGS, 6.88%, 1/19/2025	300,000	318,729
		3,117,734
CANADA — 0.3%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	210,792
CAYMAN ISLANDS — 1.1%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	843,863
CHILE — 10.2%
AES Gener SA:
Series REGS, 5.00%, 7/14/2025	200,000	208,586
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)(b)	900,000	921,879
Series REGS, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a)	500,000	512,155
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	300,399
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	271,211
Celulosa Arauco y Constitucion SA 5.50%, 4/30/2049 (b)	400,000	416,180
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	165,200	170,635
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,100,000	1,165,527
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	400,000	425,036
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	723,961
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	1,020,370
See accompanying notes to financial statements.
5

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	$ 400,000	$ 420,004
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	528,985
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	800,000	819,608
		7,904,536
CHINA — 4.2%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	204,044
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	209,532
CNOOC Finance, Ltd. 3.00%, 5/9/2023	900,000	914,832
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	310,566
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	537,144
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	402,332
Series REGS, 2.75%, 9/29/2026	700,000	696,738
		3,275,188
COLOMBIA — 2.6%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	213,552
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	224,270
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (b)	300,000	312,804
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,200,000	1,250,856
		2,001,482
HONG KONG — 0.5%
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	404,292
INDIA — 5.8%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	400,000	409,364
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	600,000	623,070
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	869,712
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	198,022
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	614,496
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	266,201
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	1,050,000	1,110,281
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	364,720
		4,455,866
INDONESIA — 4.3%
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	1,500,000	1,583,100
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,589,715
See accompanying notes to financial statements.
6

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	$ 184,000	$ 195,671
		3,368,486
IRELAND — 0.7%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	500,000	542,475
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	220,028
JAMAICA — 0.1%
Digicel Group Two, Ltd. 9.13%, 4/1/2024 (b)	405,728	61,164
LUXEMBOURG — 2.1%
JSL Europe SA Series REGS, 7.75%, 7/26/2024	300,000	324,141
Minerva Luxembourg SA Series REGS, 5.88%, 1/19/2028	400,000	420,072
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	873,960
		1,618,173
MALAYSIA — 6.4%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,007,950
CIMB Bank Bhd Series EMTN, 3 Month USD LIBOR + 0.78%, 2.79%, 10/9/2024 (a)	200,000	200,402
Gohl Capital, Ltd. 4.25%, 1/24/2027	1,000,000	1,048,640
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,016,600
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	827,712
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	259,390
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	629,526
		4,990,220
MAURITIUS — 0.7%
UPL Corp., Ltd. 4.50%, 3/8/2028	550,000	557,882
MEXICO — 11.2%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	748,328
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	854,272
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	350,000	375,928
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	202,130
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a)(b)	1,100,000	1,152,668
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	400,000	426,612
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	316,026
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,550,400	1,689,517
See accompanying notes to financial statements.
7

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	$ 400,000	$ 456,200
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	210,604
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	304,551
El Puerto de Liverpool SAB de CV Series REGS, 3.88%, 10/6/2026	400,000	409,136
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	606,498
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (a)	200,000	211,906
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	734,584
		8,698,960
NETHERLANDS — 4.1%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	830,040
Series REGS, 5.63%, 8/10/2037	800,000	870,184
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,458,044
		3,158,268
PANAMA — 4.6%
Aeropuerto Internacional de Tocumen SA Series REGS, 5.63%, 5/18/2036	530,000	623,004
Banco General SA Series REGS, 4.13%, 8/7/2027	600,000	630,558
Banistmo SA Series REGS, 3.65%, 9/19/2022	400,000	405,380
Cable Onda SA 4.50%, 1/30/2030 (b)	200,000	210,734
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (b)	500,000	570,995
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	800,000	827,264
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)(b)	300,000	322,461
		3,590,396
PERU — 2.4%
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	600,000	608,580
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	106,016
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,000,000	1,023,150
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (a)	150,000	155,350
		1,893,096
PHILIPPINES — 1.2%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	450,000	449,627
See accompanying notes to financial statements.
8

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series EMTN, 2.95%, 3/6/2023	$ 500,000	$ 503,922
		953,549
SINGAPORE — 7.3%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,600,000	1,610,000
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	395,280	460,189
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	400,652
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	400,000	426,928
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,418,676
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,119,037
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	202,694
		5,638,176
SPAIN — 1.8%
AI Candelaria Spain SLU:
7.50%, 12/15/2028 (b)	400,000	448,252
Series REGS, 7.50%, 12/15/2028	823,000	922,278
		1,370,530
UNITED KINGDOM — 1.0%
Radiant Access, Ltd. 4.60%, 5/18/2020	800,000	797,928
UNITED STATES — 0.1%
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	104,773
TOTAL CORPORATE BONDS & NOTES (Cost $59,208,105)		61,623,394
FOREIGN GOVERNMENT OBLIGATIONS — 10.0%
CHILE — 0.3%
Chile Government International Bond 3.13%, 3/27/2025	200,000	208,314
COLOMBIA — 1.6%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	1,006,200
5.20%, 5/15/2049	200,000	241,072
		1,247,272
INDIA — 0.7%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	517,723
See accompanying notes to financial statements.
9

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 2.8%
Indonesia Government International Bond Series REGS, 3.75%, 4/25/2022	$ 1,000,000	$ 1,031,750
Perusahaan Penerbit SBSN Indonesia III:
Series REGS, 3.40%, 3/29/2022	200,000	204,706
4.15%, 3/29/2027 (b)	900,000	968,220
		2,204,676
MEXICO — 1.6%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026	200,000	202,620
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	208,032
4.00%, 10/2/2023	300,000	316,155
4.15%, 3/28/2027	500,000	536,100
		1,262,907
PANAMA — 1.1%
Panama Government International Bond 4.00%, 9/22/2024	800,000	856,208
PERU — 0.3%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	204,574
PHILIPPINES — 1.1%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	306,342
4.20%, 1/21/2024	500,000	539,085
		845,427
THAILAND — 0.5%
Export Import Bank of Thailand:
Series EMTN, 3 Month USD LIBOR + 0.85%, 2.76%, 5/23/2024 (a)	200,000	200,852
Series EMTN, 3 Month USD LIBOR + 0.90%, 2.80%, 11/20/2023 (a)	200,000	201,308
		402,160
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,527,745)		7,749,261

See accompanying notes to financial statements.
10

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (c) (d) (Cost $7,367,897)	7,367,897	$ 7,367,897
TOTAL INVESTMENTS — 98.9% (Cost $74,103,747)		76,740,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		861,100
NET ASSETS — 100.0%		$ 77,601,652
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$61,623,394	$—	$61,623,394
Foreign Government Obligations	—	7,749,261	—	7,749,261
Short-Term Investment	7,367,897	—	—	7,367,897
TOTAL INVESTMENTS	$7,367,897	$69,372,655	$—	$76,740,552
See accompanying notes to financial statements.
11

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	85,220	$85,220	$19,007,450	$11,724,773	$—	$—	7,367,897	$7,367,897	$24,449
See accompanying notes to financial statements.
12

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 30.1%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 435,000	$ 450,434
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	44,959
Northrop Grumman Corp. 2.08%, 10/15/2020	452,000	452,348
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	40,000	40,464
6.25%, 3/15/2026 (a)	65,000	70,478
6.38%, 6/15/2026	25,000	26,601
		634,850
AGRICULTURE — 0.5%
BAT Capital Corp. 2.76%, 8/15/2022	470,000	477,017
Reynolds American, Inc.:
3.25%, 6/12/2020	65,000	65,288
4.00%, 6/12/2022	145,000	151,006
		693,311
AIRLINES — 0.4%
Delta Air Lines, Inc. 3.40%, 4/19/2021	475,000	481,355
AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	561,221
Hyundai Capital America 2.85%, 11/1/2022 (a)	435,000	439,619
		1,000,840
AUTO PARTS & EQUIPMENT — 0.0% (b)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (a)	50,000	54,035
BANKS — 5.4%
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	157,710
Banco del Estado de Chile 2.67%, 1/8/2021	200,000	200,266
See accompanying notes to financial statements.
13

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (c)	$ 200,000	$ 209,150
Banco Santander Chile 2.50%, 12/15/2020	150,000	150,149
Bancolombia SA 5.95%, 6/3/2021	200,000	209,956
Bangkok Bank PCL 4.80%, 10/18/2020	200,000	204,124
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 2.68%, 3/5/2024 (c)	470,000	472,195
Bank of Montreal Series MTN, 2.90%, 3/26/2022	215,000	219,225
BB&T Corp. Series MTN, 2.20%, 3/16/2023	220,000	221,353
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	202,130
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	199,835
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 2.93%, 6/1/2024 (c)	645,000	651,966
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	201,250
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	211,712
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	455,000	466,211
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	330,000	330,465
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	203,876
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022	340,000	348,231
Morgan Stanley 3 Month USD LIBOR + 0.93%, 2.88%, 7/22/2022 (c)	700,000	706,622
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	213,464
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	720,000	721,253
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	425,000	433,946
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	200,000	200,328
		7,135,417
See accompanying notes to financial statements.
14

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.3%
Coca-Cola Femsa SAB de CV 4.63%, 2/15/2020	$ 100,000	$ 100,276
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	95,000	99,317
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	200,000	202,166
		401,759
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	44,000	45,826
CHEMICALS — 0.3%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	72,745
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	142,170
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	201,080
		415,995
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	50,000	49,076
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	48,054
		97,130
COMMERCIAL SERVICES — 1.1%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	200,000	204,682
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	479,682
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	70,997
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	51,735
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	48,596
PayPal Holdings, Inc. 2.20%, 9/26/2022	375,000	377,546
United Rentals North America, Inc.:
5.25%, 1/15/2030	35,000	37,667
See accompanying notes to financial statements.
15

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 12/15/2026	$ 55,000	$ 60,527
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	54,808
		1,386,240
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	75,000	77,494
DISTRIBUTION & WHOLESALE — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	48,040
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Air Lease Corp. 2.50%, 3/1/2021	195,000	195,864
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	50,000	53,715
9.75%, 7/15/2027 (a)	25,000	26,729
American Express Co. 3.70%, 11/5/2021	400,000	412,252
B3 SA - Brasil Bolsa Balcao 5.50%, 7/16/2020	100,000	101,679
Capital One Financial Corp.:
2.40%, 10/30/2020	167,000	167,486
3.20%, 1/30/2023	250,000	257,165
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	55,000	57,388
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027 (a)	35,000	35,926
6.25%, 5/15/2026	55,000	58,673
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	50,000	53,047
NFP Corp. 6.88%, 7/15/2025 (a)	75,000	75,127
Springleaf Finance Corp.:
5.38%, 11/15/2029	20,000	20,883
6.63%, 1/15/2028	40,000	45,102
		1,561,036
ELECTRIC — 2.1%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	212,996
See accompanying notes to financial statements.
16

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (c)	$ 200,000	$ 210,214
Calpine Corp.:
4.50%, 2/15/2028 (a)	25,000	25,329
5.13%, 3/15/2028 (a)	40,000	40,897
5.25%, 6/1/2026 (a)	55,000	57,318
Consolidated Edison, Inc. 2.00%, 5/15/2021	475,000	475,508
DTE Energy Co.:
2.25%, 11/1/2022	210,000	209,987
Series C, 2.53%, 10/1/2024	215,000	215,602
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	227,114
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	440,000	449,104
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	211,962
PSEG Power LLC 3.85%, 6/1/2023	420,000	441,114
		2,777,145
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	100,000	107,497
ENTERTAINMENT — 0.2%
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	55,000	59,269
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	67,813
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	65,000	67,271
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	25,000	27,152
		221,505
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	60,000	63,367
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a)	55,000	57,984
8.50%, 5/1/2027 (a)	25,000	27,389
Republic Services, Inc. 2.50%, 8/15/2024	250,000	253,112
See accompanying notes to financial statements.
17

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tervita Corp. 7.63%, 12/1/2021 (a)	$ 50,000	$ 50,446
Waste Management, Inc. 2.95%, 6/15/2024	445,000	459,801
		912,099
FOOD — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
4.63%, 1/15/2027 (a)	40,000	40,001
5.88%, 2/15/2028 (a)	45,000	47,866
B&G Foods, Inc.:
5.25%, 4/1/2025	50,000	51,534
5.25%, 9/15/2027	35,000	35,279
Grupo Bimbo SAB de CV 4.50%, 1/25/2022	200,000	208,174
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,183
5.88%, 7/15/2024 (a)	10,000	10,288
6.75%, 2/15/2028 (a)	50,000	55,289
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 4/15/2029 (a)	40,000	44,454
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	200,000	208,548
Mondelez International, Inc.:
3.00%, 5/7/2020	410,000	411,296
3.63%, 5/7/2023	25,000	26,197
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	70,000	75,683
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	60,000	62,934
5.50%, 12/15/2029 (a)	20,000	21,351
		1,304,077
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	100,000	105,332
FOREST PRODUCTS & PAPER — 0.2%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	206,846
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	76,426
See accompanying notes to financial statements.
18

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.7%
Anthem, Inc.:
2.50%, 11/21/2020	$ 325,000	$ 326,563
3.30%, 1/15/2023	110,000	113,778
Centene Corp.:
4.25%, 12/15/2027 (a)	20,000	20,596
4.63%, 12/15/2029 (a)	55,000	57,920
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	35,000	35,515
HCA, Inc. 5.38%, 9/1/2026	75,000	83,663
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	129,875
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	60,000	63,355
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	60,000	64,025
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	25,000	24,879
		920,169
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	79,085
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	30,000	28,580
INSURANCE — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	25,000	26,818
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	35,000	36,369
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.16%, 12/29/2021 (c)	330,000	330,178
Prudential Financial, Inc.:
Series MTN, 3.50%, 5/15/2024	280,000	297,775
Series MTN, 4.50%, 11/16/2021	30,000	31,505
		722,645
INTERNET — 0.6%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	200,000	203,688
See accompanying notes to financial statements.
19

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
eBay, Inc. 2.75%, 1/30/2023	$ 475,000	$ 481,778
Netflix, Inc. 4.88%, 6/15/2030 (a)	70,000	71,178
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	35,960
		792,604
INVESTMENT COMPANY SECURITY — 0.4%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	208,534
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	253,335
		461,869
LEISURE TIME — 0.1%
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	65,000	69,488
LODGING — 0.0% (b)
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	65,000	66,309
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp. Series MTN, 1.90%, 9/6/2022	185,000	185,322
MEDIA — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	45,000	45,895
5.75%, 2/15/2026 (a)	95,000	100,188
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	30,000	26,089
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	50,000	52,044
Comcast Corp. 3.45%, 10/1/2021	435,000	447,685
CSC Holdings LLC 5.25%, 6/1/2024	100,000	107,776
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	55,000	55,723
DISH DBS Corp. 5.88%, 11/15/2024	30,000	30,705
Gray Television, Inc. 7.00%, 5/15/2027 (a)	50,000	55,709
See accompanying notes to financial statements.
20

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	$ 25,000	$ 25,600
5.25%, 8/15/2027 (a)	35,000	36,672
6.38%, 5/1/2026	15,000	16,313
8.38%, 5/1/2027	10,000	11,034
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	26,374
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	70,000	74,472
5.50%, 7/1/2029 (a)	30,000	32,465
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	200,000	204,902
		1,349,646
MINING — 0.5%
Corp. Nacional del Cobre de Chile 3.88%, 11/3/2021	200,000	205,410
Freeport-McMoRan, Inc. 3.55%, 3/1/2022	200,000	202,764
Southern Copper Corp. 5.38%, 4/16/2020	250,000	251,772
		659,946
MISCELLANEOUS MANUFACTURER — 0.3%
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	35,000	35,584
General Electric Co. 2.70%, 10/9/2022	365,000	369,774
		405,358
OIL & GAS — 2.0%
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	207,044
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	28,575
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	40,000	38,118
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	209,168
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	18,921
MEG Energy Corp. 7.00%, 3/31/2024 (a)	20,000	20,187
See accompanying notes to financial statements.
21

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Oasis Petroleum, Inc. 6.88%, 3/15/2022	$ 20,000	$ 19,427
Occidental Petroleum Corp. 2.70%, 8/15/2022	230,000	232,512
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	256,143
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	40,000	42,922
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	70,000	74,078
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	200,000	211,080
Petrobras Global Finance B.V. 5.38%, 1/27/2021	200,000	206,288
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	200,000	200,158
PTTEP Canada International Finance, Ltd. 5.69%, 4/5/2021	200,000	208,088
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	39,055
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	250,000	253,950
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	198,966
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	70,000	74,584
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	79,354
Transocean, Inc. 7.25%, 11/1/2025 (a)	25,000	24,600
		2,643,218
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	320,000	337,609
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	80,000	83,598
		421,207
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	70,043
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	75,000	79,337
See accompanying notes to financial statements.
22

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	$ 55,000	$ 55,451
		204,831
PHARMACEUTICALS — 2.5%
AbbVie, Inc. 2.30%, 11/21/2022 (a)	240,000	241,162
AstraZeneca PLC:
2.38%, 11/16/2020	605,000	607,160
2.38%, 6/12/2022	55,000	55,612
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	35,000	35,986
5.25%, 1/30/2030 (a)	35,000	36,347
5.75%, 8/15/2027 (a)	50,000	54,310
7.00%, 1/15/2028 (a)	35,000	38,701
7.25%, 5/30/2029 (a)	35,000	39,957
Bristol-Myers Squibb Co. 2.60%, 5/16/2022 (a)	480,000	487,963
Cardinal Health, Inc. 2.62%, 6/15/2022	710,000	717,306
Cigna Corp. 3.40%, 9/17/2021	450,000	460,588
CVS Health Corp. 3.70%, 3/9/2023	470,000	489,355
		3,264,447
PIPELINES — 0.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	19,366
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	35,000	36,438
5.63%, 10/1/2026	90,000	95,182
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	55,000	55,747
5.63%, 2/15/2026 (a)	64,000	66,870
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	204,010
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030 (a)	105,000	108,036
		585,649
See accompanying notes to financial statements.
23

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.2%
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020	$ 200,000	$ 203,510
REAL ESTATE INVESTMENT TRUSTS — 0.8%
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	25,000	25,344
5.25%, 5/1/2025 (a)	75,000	77,604
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	50,000	50,840
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	50,000	55,875
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	70,000	73,942
Simon Property Group L.P. 2.00%, 9/13/2024	315,000	313,942
Welltower, Inc. 3.63%, 3/15/2024	435,000	457,024
		1,054,571
RETAIL — 0.2%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	30,000	31,123
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	70,314
Carvana Co. 8.88%, 10/1/2023 (a)	30,000	31,610
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	62,077
PetSmart, Inc. 5.88%, 6/1/2025 (a)	42,000	42,890
Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	62,426
		300,440
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.95%, 1/12/2021	490,000	494,253
Microchip Technology, Inc. 3.92%, 6/1/2021	470,000	480,209
		974,462
See accompanying notes to financial statements.
24

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.2%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	$ 15,000	$ 16,090
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	48,626
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	85,000	90,657
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	45,000	49,670
		205,043
TELECOMMUNICATIONS — 1.7%
AT&T, Inc. 2.80%, 2/17/2021	470,000	474,178
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	201,590
CenturyLink, Inc. 5.13%, 12/15/2026 (a)	45,000	45,877
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	40,000	41,924
Colombia Telecomunicaciones USD 5 Year Swap Rate + 6.96%, 8.50%, 12/29/2049 (c)	250,000	252,688
CommScope, Inc. 5.50%, 3/1/2024 (a)	45,000	46,975
Comunicaciones Celulares SA Via Comcel Trust 6.88%, 2/6/2024	200,000	205,522
Frontier Communications Corp. 8.00%, 4/1/2027 (a)	70,000	73,319
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	50,000	52,995
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	22,623
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a)	60,000	54,721
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	55,000	56,369
5.38%, 1/15/2024	70,000	71,084
Sprint Capital Corp. 6.88%, 11/15/2028	50,000	54,061
Sprint Corp. 7.13%, 6/15/2024	50,000	53,881
See accompanying notes to financial statements.
25

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	$ 15,000	$ 15,613
T-Mobile USA, Inc. 4.50%, 2/1/2026	75,000	77,230
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.01%, 5/15/2025 (c)	420,000	429,421
		2,230,071
TRANSPORTATION — 0.7%
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	480,000	484,109
Union Pacific Corp. 3.20%, 6/8/2021	475,000	483,887
		967,996
TRUCKING & LEASING — 0.4%
Avolon Holdings Funding, Ltd.:
3.63%, 5/1/2022 (a)	410,000	420,799
5.25%, 5/15/2024 (a)	60,000	65,602
		486,401
TOTAL CORPORATE BONDS & NOTES (Cost $38,780,640)		39,477,556
ASSET-BACKED SECURITIES — 3.6%
AUTOMOBILE — 0.2%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	320,232	320,525
OTHER ABS — 3.0%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	467,767	473,879
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 2.89%, 6/15/2028 (a) (c)	71,000	71,042
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 2.84%, 8/15/2036 (a) (c)	100,000	99,811
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 2.92%, 5/15/2029 (a) (c)	100,000	99,875
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	117,464	117,808
See accompanying notes to financial statements.
26

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.2%, 2.97%, 12/16/2036 (a) (c)	$ 161,000	$ 161,000
KREF 2018-FL1, Ltd. Series 2018-FL1, Class AS, 1 Month USD LIBOR + 1.35% , 3.09%, 6/15/2036 (a) (c)	125,000	125,000
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 2.87%, 5/15/2028 (a) (c)	100,000	99,788
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.24%, 5/15/2036 (a) (c)	100,000	100,000
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 2.89%, 6/15/2028 (a) (c)	100,000	99,969
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	345,235	347,460
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	110,356	110,583
Marlette Funding Trust 2019-4 Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	465,910	465,926
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1 Month USD LIBOR + 1.60%, 3.34%, 2/15/2036 (a) (c)	120,000	120,224
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	202,855	202,823
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	4,600	4,601
Sofi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	220,112	220,886
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	78,470	78,714
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 3.14%, 7/15/2038 (a) (c)	100,000	100,062
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	473,333	474,976
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (d)	344,139	345,905
		3,920,332
See accompanying notes to financial statements.
27

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
STUDENT LOAN ABS — 0.4%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	$ 535,456	$ 535,726
TOTAL ASSET-BACKED SECURITIES (Cost $4,762,557)		4,776,583
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
BRAZIL — 0.5%
Banco Bradesco (Cayman) 5.90%, 1/16/2021	200,000	206,042
Banco do Brasil SA 10 Year CMT + 7.78%, 8.50%, 10/29/2049 (c)	200,000	207,832
Brazilian Government International Bond 4.88%, 1/22/2021	200,000	206,092
		619,966
CHILE — 0.2%
Chile Government International Bond 3.88%, 8/5/2020	200,000	202,170
SOC Quimica Y Minera de 5.50%, 4/21/2020	100,000	100,903
		303,073
COLOMBIA — 0.2%
Colombia Government International Bond 4.38%, 7/12/2021	200,000	206,416
DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	266,667	277,179
INDONESIA — 0.2%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	207,614
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	259,375
MEXICO — 0.3%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (c)	250,000	253,275
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	200,000	200,972
		454,247
See accompanying notes to financial statements.
28

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 2.76%, 5/23/2024 (c)	$ 250,000	$ 251,065
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,573,964)		2,578,935
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Federal Home Loan Mortgage Corp.:
3.00%, 10/1/2034	968,349	994,290
3.50%, 9/1/2032	660,265	686,933
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 2.29%, 7/15/2042 (c)	1,751,318	1,753,306
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 2.09%, 11/15/2042 (c)	675,159	668,577
Series 4211, Class AP, 1.60%, 3/15/2043	1,768,151	1,719,433
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 2.25%, 1/15/2041 (c)	2,261,283	2,258,050
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,421,432	1,409,427
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	504,870	500,540
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.09%, 11/15/2042 (c)	406,976	403,018
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	230,353	226,918
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	577,739	593,046
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	730,514	740,605
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.04%, 2/15/2048 (c)	836,168	829,454
Series K722, Class X1, IO, 1.31%, 3/25/2023 (c)	474,183	14,938
Federal National Mortgage Association:
2.50%, 1/1/2032	1,983,895	2,009,335
3.00%, 11/1/2033	1,529,500	1,579,124
3.00%, 11/1/2036	468,971	481,727
1.67% - 1 Month USD LIBOR, 2.72%, 5/1/2044 (c)	236,577	238,928
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 2.26%, 12/25/2040 (c)	288,559	287,495
Series 2014-73, Class AF, 1 Month USD LIBOR + 0.45%, 2.24%, 11/25/2044 (c)	1,768,884	1,761,128
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 2.29%, 11/25/2045 (c)	865,661	864,001
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 2.34%, 6/25/2042 (c)	1,634,781	1,642,103
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 2.09%, 10/25/2048 (c)	745,030	736,337
See accompanying notes to financial statements.
29

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.04%, 6/25/2037 (c)	$ 602,940	$ 594,811
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,632,274	1,628,683
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	396,392	401,290
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 2.24%, 3/25/2046 (c)	571,840	567,813
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	738,843	748,726
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	645,725	654,404
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.09%, 12/25/2047 (c)	735,032	726,041
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.09%, 5/25/2048 (c)	793,715	787,620
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.09%, 6/25/2048 (c)	698,637	692,813
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.04%, 11/25/2033 (c)	695,024	686,294
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.09%, 6/25/2048 (c)	699,209	691,050
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.01%, 9/20/2035 (c)	655,045	649,387
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.01%, 11/20/2043 (c)	541,036	535,911
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.01%, 5/20/2044 (c)	623,633	617,242
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,473,464)		32,380,798
U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bill:
1.54%, 5/7/2020	6,200,000	6,166,934
1.57%, 6/25/2020	6,500,000	6,451,467
1.83%, 2/13/2020	5,000,000	4,991,323
U.S. Treasury Note:
1.87%, 3/31/2020	4,990,000	4,997,407
1.63%, 4/30/2023	4,040,000	4,040,316
2.25%, 12/31/2023	3,620,000	3,702,864
2.75%, 9/15/2021	5,300,000	5,401,652
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,564,364)		35,751,963
See accompanying notes to financial statements.
30

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 9.7%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	$ 349,171	$ 291,454
AREIT Trust Series 2018-CRE1, Class B, 1 Month USD LIBOR + 1.65%, 3.39%, 2/14/2035 (a) (c)	81,000	80,971
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 2.69%, 6/15/2035 (a) (c)	100,000	99,949
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 3/15/2036 (a) (c)	83,069	83,099
BANK Series 2017-BNK6, Class XA, IO, 0.86%, 7/15/2060 (c)	1,122,354	52,300
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 2.94%, 8/15/2036 (a) (c)	17,000	16,909
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 3.44%, 8/15/2036 (a) (c)	19,000	19,003
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.24%, 8/15/2036 (a) (c)	38,000	38,031
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.24%, 8/15/2036 (a) (c)	38,000	37,975
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 2.46%, 3/15/2037 (a) (c)	101,000	100,483
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 10/15/2037 (a) (c)	12,519	12,455
Bellemeade Re, Ltd. Series 2017-1, Class M1, 1 Month USD LIBOR + 1.70%, 3.49%, 10/25/2027 (a) (c)	133,515	133,807
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (c)	2,260,315	73,718
BFLD 2019-DPLO Series 2019-DPLO, Class E, 1 Month USD LIBOR + 2.24%, 3.98%, 10/15/2034 (a) (c)	117,000	116,798
BHMS Series 2018-ATLS, Class A, Class A, 1 Month USD LIBOR + 1.25%, 2.99%, 7/15/2035 (a) (c)	75,000	74,860
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 2.71%, 8/15/2036 (a) (c)	100,000	99,391
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 3.26%, 8/15/2036 (a) (c)	100,000	99,336
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 2.56%, 6/15/2035 (a) (c)	115,000	114,515
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 3.69%, 3/15/2037 (a) (c)	257,000	256,758
BX Trust:
Series 2017-APPL, Class B, 1 Month USD LIBOR + 1.15%, 2.89%, 7/15/2034 (a) (c)	59,982	59,960
See accompanying notes to financial statements.
31

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 2.83%, 9/15/2037 (a) (c)	$ 13,611	$ 13,596
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 2.54%, 5/15/2030 (a) (c)	115,000	114,502
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 4.39%, 4/15/2035 (a) (c)	47,000	47,000
BX Trust 2019-MMP Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 3.04%, 8/15/2036 (a) (c)	116,000	116,000
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 3.69%, 6/15/2035 (a) (c)	150,000	149,475
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 2.81%, 12/15/2037 (a) (c)	79,000	79,102
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	171,028
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (c)	163,000	166,723
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.79%, 8/21/2032 (a) (c)	100,000	100,735
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	57,465
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	57,977
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	34,912
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 2.53%, 7/15/2032 (a) (c)	91,354	91,267
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.04%, 2/15/2037 (a) (c)	100,000	100,051
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 2.64%, 2/15/2037 (a) (c)	100,000	99,864
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 4.74%, 11/15/2036 (a) (c)	59,000	59,096
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 5.48%, 11/15/2036 (a) (c)	131,000	131,250
Citigroup Commercial Mortgage Trust Series 2016-GC37, Class XA, IO, 1.76%, 4/10/2049 (c)	495,122	42,547
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (c)	79,886	79,929
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 3.15%, 10/15/2031 (a) (c)	100,000	99,163
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 9/15/2033 (a) (c)	70,000	69,694
Series 2015-CR25, Class XA, IO, 0.84%, 8/10/2048 (c)	1,226,975	48,481
Credit Suisse Mortgage Capital Certificates:
See accompanying notes to financial statements.
32

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 3.64%, 7/15/2032 (a) (c)	$ 29,000	$ 28,926
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 2.72%, 5/15/2036 (a) (c)	102,000	102,155
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.24%, 6/15/2050 (c)	340,432	18,316
Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (c)	992,721	44,301
Series 2017-CX9, Class XA, IO, 0.88%, 9/15/2050 (c)	1,837,964	61,650
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.54%, 5/15/2035 (a) (c)	139,221	139,057
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 4/15/2036 (a) (c)	99,966	99,935
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 2.09%, 7/15/2047 (c)	1,034,401	1,026,431
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.04%, 4/15/2048 (c)	576,035	569,472
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.24%, 6/25/2042 (c)	1,000,886	994,056
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.19%, 12/25/2057 (c)	897,189	889,973
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.09%, 8/25/2048 (c)	721,217	710,485
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 2.66%, 11/21/2035 (a) (c)	39,808	39,712
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.02%, 6/15/2035 (a) (c)	37,500	37,320
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 4.45%, 12/15/2029 (a) (c)	125,000	124,809
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 3.24%, 7/15/2032 (a) (c)	50,000	49,906
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 3.54%, 7/15/2032 (a) (c)	107,000	107,002
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 2.64%, 7/15/2031 (a) (c)	100,000	99,867
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 3.34%, 7/15/2031 (a) (c)	100,000	99,621
Series 2017-GS7, Class XA, IO, 1.13%, 8/10/2050 (c)	391,209	25,289
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 6/15/2032 (a) (c)	89,857	89,803
See accompanying notes to financial statements.
33

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 4.30%, 7/5/2033 (a) (c)	$ 100,000	$ 100,149
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 2.70%, 7/15/2036 (a) (c)	107,000	106,966
Series 2016-JP4, Class XA, IO, 0.73%, 12/15/2049 (c)	1,657,288	52,320
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 2.76%, 2/22/2032 (a) (c)	20,399	20,268
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 2.79%, 4/15/2034 (a) (c)	100,000	99,984
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 2.92%, 12/25/2034 (a) (c)	121,000	121,037
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.97%, 4/15/2047 (c)	823,301	27,497
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,208,562	32,179
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 6.07%, 10/15/2042 (c)	93,583	95,420
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 2.64%, 7/15/2035 (a) (c)	74,000	73,737
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 3.04%, 5/15/2036 (a) (c)	163,000	163,000
Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (c)	1,582,962	58,463
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 3.89%, 8/15/2034 (a) (c)	55,089	55,116
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 2.64%, 10/15/2037 (a) (c)	79,000	78,852
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 0.15%, 2.89%, 7/15/2033 (a) (c)	100,000	99,472
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 3.19%, 7/15/2033 (a) (c)	100,000	99,761
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 2.72%, 6/15/2035 (a) (c)	93,459	93,106
PFP 2019-6, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 2.96%, 4/14/2037 (a) (c)	121,000	121,000
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 2.71%, 4/14/2036 (a) (c)	99,991	99,991
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	81,228	82,929
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 2.79%, 3/25/2034 (a) (c)	100,000	99,749
Rosslyn Portfolio Trust:
See accompanying notes to financial statements.
34

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 2.69%, 6/15/2033 (a) (c)	$ 15,000	$ 14,996
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.99%, 6/15/2033 (a) (c)	15,000	14,999
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.3%, 4.04%, 5/15/2036 (a) (c)	99,990	99,958
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.57%, 6/15/2050 (c)	798,258	69,525
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	768,085	780,589
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 2.20%, 10/25/2035 (c)	715,846	675,488
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.38%, 6/15/2052 (c)	1,033,272	99,333
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.73%, 12/15/2046 (c)	1,127,247	25,360
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,037,909)		12,710,959
	Shares
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f) (Cost $3,003,232)	3,003,232	3,003,232
TOTAL INVESTMENTS — 99.7% (Cost $130,196,130)		130,680,026
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		395,986
NET ASSETS — 100.0%		$ 131,076,012
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
35

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
December 31, 2019 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 39,477,556	$—	$ 39,477,556
Asset-Backed Securities	—	4,776,583	—	4,776,583
Foreign Government Obligations	—	2,578,935	—	2,578,935
U.S. Government Agency Obligations	—	32,380,798	—	32,380,798
U.S. Treasury Obligations	—	35,751,963	—	35,751,963
Mortgage-Backed Securities	—	12,710,959	—	12,710,959
Short-Term Investment	3,003,232	—	—	3,003,232
TOTAL INVESTMENTS	$3,003,232	$127,676,794	$—	$130,680,026
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,248,841	$6,248,841	$41,469,410	$44,715,019	$—	$—	3,003,232	$3,003,232	$35,729
See accompanying notes to financial statements.
36

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.7%
ARGENTINA — 0.2%
Other Securities		$ 7,730,928
AUSTRALIA — 0.3%
Other Securities		9,372,137
BELGIUM — 0.1%
Other Security		2,085,361
BRAZIL — 0.7%
Other Securities		24,442,603
CANADA — 0.6%
Other Securities		20,457,766
CAYMAN ISLANDS — 0.2%
Other Securities		5,201,171
CHILE — 0.7%
Other Securities		24,570,885
CHINA — 0.3%
Other Securities		8,670,066
COLOMBIA — 0.3%
Other Securities		8,588,440
COSTA RICA — 0.0% (a)
Other Securities		1,324,850
DOMINICAN REPUBLIC — 0.2%
Other Securities		7,773,962
FRANCE — 0.0% (a)
Other Security		779,411
HONG KONG — 0.0% (a)
Other Security		1,143,615
INDIA — 0.8%
Other Securities		27,072,521
INDONESIA — 0.1%
Other Securities		4,245,781
IRELAND — 0.3%
Other Securities		8,643,011
ISRAEL — 0.1%
Other Securities		2,637,239
See accompanying notes to financial statements.
37

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JAMAICA — 0.0% (a)
Other Securities		$ 830,113
JAPAN — 0.1%
Other Securities		3,825,631
LUXEMBOURG — 0.2%
Other Securities		7,605,940
MALAYSIA — 0.4%
Other Securities		12,660,003
MAURITIUS — 0.1%
Other Security		2,028,660
MEXICO — 1.0%
Other Securities		32,617,173
NETHERLANDS — 0.3%
Other Securities		9,829,523
NORWAY — 0.0% (a)
Other Security		375,433
PANAMA — 0.1%
Other Securities		4,709,300
PERU — 0.1%
Other Securities		2,626,486
PHILIPPINES — 0.2%
Other Security		6,248,630
SINGAPORE — 0.5%
Other Securities		15,968,379
SPAIN — 0.0% (a)
Other Security		280,158
SWITZERLAND — 0.0% (a)
Other Security		177,854
UNITED KINGDOM — 0.4%
Other Securities		11,580,837
UNITED STATES — 8.4%
Other Securities		281,758,683
Total Corporate Bonds & Notes (Cost $536,915,975)		557,862,550
See accompanying notes to financial statements.
38

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.3%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 1.96%, 1/25/2037 (b)	$ 27,372,258	$ 22,574,465
Other Securities		55,199,614
Total Asset-Backed Securities (Cost $77,048,209)		77,774,079
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
BRAZIL — 0.1%
Other Securities		2,631,073
CANADA — 0.0% (a)
Other Security		520,159
COLOMBIA — 0.1%
Other Security		2,414,880
COSTA RICA — 0.1%
Other Security		2,484,576
DOMINICAN REPUBLIC — 0.0% (a)
Other Security		1,096,920
INDONESIA — 0.2%
Other Securities		7,721,008
ISRAEL — 0.0% (a)
Other Security		1,357,213
LUXEMBOURG — 0.0% (a)
Other Security		150,644
MEXICO — 0.1%
Other Security		2,026,200
PANAMA — 0.1%
Other Security		4,281,040
PHILIPPINES — 0.2%
Other Security		5,390,850
THAILAND — 0.0% (a)
Other Securities		1,326,581
Total Foreign Government Obligations (Cost $30,378,021)		31,401,144
See accompanying notes to financial statements.
39

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 2.1% (c)
AEROSPACE & DEFENSE — 0.1% (a)
Other Securities		$ 1,824,088
AUTO COMPONENTS — 0.0% (a)
Other Securities		542,658
BUILDING PRODUCTS — 0.0% (a)
Other Security		181,031
CAPITAL MARKETS — 0.0% (a)
Other Security		285,689
CASINO SERVICES — 0.0% (a)
Other Security		685,656
CHEMICALS — 0.0% (a)
Other Securities		480,216
COMMERCIAL SERVICES — 0.0% (a)
Other Securities		911,082
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Other Securities		3,473,738
COMPUTER SERVICES — 0.0% (a)
Other Security		579,747
CONSTRUCTION & ENGINEERING — 0.0% (a)
Other Security		336,832
CONSTRUCTION MATERIALS — 0.0% (a)
Other Security		223,623
CONTAINERS & PACKAGING — 0.1%
Other Securities		1,983,068
CONTAINERS-PAPER/PLASTIC — 0.0% (a)
Other Security		348,031
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		1,821,614
DIVERSIFIED OPERATIONS — 0.0% (a)
Other Security		215,201
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Other Securities		1,361,233
ELECTRIC-GENERATION — 0.0% (a)
Other Securities		322,181
See accompanying notes to financial statements.
40

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Other Security		$ 324,896
ENTERTAINMENT — 0.0% (a)
Other Security		344,726
FINANCIAL SERVICES — 0.0% (a)
Other Security		716,802
FOOD & STAPLES RETAILING — 0.1%
Other Securities		2,260,470
FOOD PRODUCTS — 0.1%
Other Securities		1,722,705
FOOD-MISC/DIVERSIFIED — 0.0% (a)
Other Security		183,240
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Other Securities		5,034,636
HEALTH CARE TECHNOLOGY — 0.0% (a)
Other Security		683,333
HOTELS, RESTAURANTS & LEISURE — 0.2%
Other Securities		6,689,187
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (a)
Other Security		994,926
INSURANCE — 0.1%
Other Securities		2,754,500
INTERACTIVE MEDIA & SERVICES — 0.0% (a)
Other Securities		325,341
IT SERVICES — 0.1%
Other Securities		1,693,871
LIFE SCIENCES TOOLS & SERVICES — 0.0% (a)
Other Securities		772,890
MACHINERY — 0.1%
Other Securities		1,551,837
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Other Securities		1,033,007
MEDIA — 0.2%
Other Securities		4,772,194
See accompanying notes to financial statements.
41

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
METAL-DIVERSIFIED — 0.0% (a)
Other Security		$ 132,236
METALS & MINING — 0.0% (a)
Other Security		706,420
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Other Securities		1,058,720
OIL REFINING & MARKETING — 0.0% (a)
Other Security		275,308
OIL, GAS & CONSUMABLE FUELS — 0.0% (a)
Other Securities		268,191
PHARMACEUTICALS — 0.1%
Other Securities		1,440,206
PIPELINES — 0.0% (a)
Other Securities		1,187,772
REAL ESTATE — 0.0% (a)
Other Security		348,342
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Other Securities		2,138,516
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (a)
Other Security		151,939
RETAIL-RESTAURANTS — 0.0% (a)
Other Securities		1,309,889
ROAD & RAIL — 0.0% (a)
Other Security		520,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (a)
Other Security		236,362
SOFTWARE — 0.3%
Other Securities		9,624,264
SPECIALTY RETAIL — 0.0% (a)
Other Security		426,259
TELECOM SERVICES — 0.0% (a)
Other Securities		850,318
TELECOMMUNICATION EQUIP — 0.0% (a)
Other Security		172,646
See accompanying notes to financial statements.
42

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TELEVISION — 0.0% (a)
Other Security		$ 1,218,937
TRADING COMPANIES & DISTRIBUTORS — 0.0% (a)
Other Security		345,180
TRANSPORT-AIR FREIGHT — 0.0% (a)
Other Security		646,573
Total Senior Floating Rate Loans (Cost $70,418,100)		70,492,935
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.0%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	$ 2,808,072	2,844,080
2.50%, 11/1/2039	17,839,306	17,877,268
3.00%, 11/1/2042	14,725,228	15,180,105
3.00%, 12/1/2042	12,852,963	13,154,956
3.00%, 1/1/2045	2,321,099	2,386,204
3.00%, 2/1/2045	1,632,124	1,674,770
3.00%, 3/1/2045	1,731,584	1,776,829
3.00%, 4/1/2045	12,026,230	12,340,464
3.00%, 4/1/2045	23,764,103	24,430,667
3.00%, 5/1/2045	6,113,795	6,273,543
3.00%, 8/1/2045	16,545,684	16,978,008
3.00%, 7/1/2047	5,663,488	5,796,557
3.50%, 2/1/2045	2,867,119	3,004,968
3.50%, 4/1/2045	17,287,340	18,197,461
3.50%, 4/1/2045	9,414,840	9,866,202
3.50%, 6/1/2045	12,108,788	12,746,276
3.50%, 10/1/2045	14,301,076	15,053,981
3.50%, 2/1/2046	13,561,915	14,148,458
4.00%, 4/1/2047	32,043,767	33,708,820
4.00%, 7/1/2047	10,063,967	10,586,909
4.00%, 10/1/2047	20,668,033	21,741,982
4.50%, 6/1/2044	1,934,483	2,090,963
Series 326, Class 300, CMO 3.00%, 3/15/2044	28,726,467	29,277,744
Series 358, Class 300, CMO 3.00%, 10/15/2047	29,584,386	30,386,451
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,900,165	4,157,434
See accompanying notes to financial statements.
43

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 3852, Class NS, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 4.26%, 5/15/2041 (b)	$ 9,626,693	$ 1,203,232
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	9,252,471	9,615,033
Series 3935, Class SJ, CMO, IO, REMIC 6.65% - 1 Month USD LIBOR, 4.91%, 5/15/2041 (b)	1,935,366	188,195
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	13,768,059	13,602,032
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	16,436,913	16,340,863
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	6,258,098	6,267,123
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	29,847,313	32,480,618
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,467,491	3,467,551
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,714,134	12,733,023
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	1,541,955	1,570,204
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	4,196,470	4,207,208
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	5,437,854	5,554,527
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	8,492,493	8,706,131
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	12,428,044	13,508,351
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	5,642,272	5,776,956
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	10,504,340	10,770,081
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	10,059,787	9,909,759
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	9,529,770	9,665,580
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,866,852	9,243,829
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	11,150,692	11,399,123
See accompanying notes to financial statements.
44

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	$ 11,338,646	$ 11,614,949
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	8,377,034	8,496,593
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	7,280,179	7,383,351
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	8,013,342	8,233,645
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	14,853,262	15,041,498
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	11,554,782	11,860,918
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	35,909,092	36,495,250
Series 4750, Class PA, 3.00%, 7/15/2046	19,487,506	19,763,916
Series 4792, Class A, CMO, REMIC 3.00%, 5/15/2048	19,618,240	19,898,768
Federal National Mortgage Association:
2.22%, 12/1/2029	5,400,000	5,306,075
2.29%, 10/1/2031	3,508,000	3,423,296
2.32%, 12/1/2029	7,600,000	7,529,282
2.41%, 10/1/2029	25,000,000	24,991,825
2.42%, 12/1/2031	9,900,000	9,746,282
2.44%, 1/1/2032	16,600,000	16,600,000
2.49%, 1/1/2032 (d)	25,700,000	25,437,765
2.50%, 12/1/2039	10,757,030	10,779,921
2.50%, 9/1/2046	4,658,070	4,620,125
2.50%, 2/1/2047	12,317,190	12,276,551
2.69%, 8/1/2030	24,539,445	25,031,735
1.67% - 1 Month USD LIBOR, 2.72%, 5/1/2044 (b)	12,617,468	12,742,848
2.77%, 7/1/2031	4,000,000	4,077,448
2.80%, 11/1/2039	10,034,000	9,961,684
3.00%, 5/1/2035	8,174,105	8,421,804
3.00%, 10/1/2041	27,366,031	28,009,177
3.00%, 3/1/2043	4,648,263	4,782,730
3.00%, 7/1/2043	7,828,406	8,001,234
3.00%, 1/1/2045	1,788,862	1,825,768
3.00%, 3/1/2045	2,422,599	2,484,373
3.00%, 4/1/2045	9,973,559	10,160,820
3.00%, 7/1/2045	28,761,960	29,593,998
See accompanying notes to financial statements.
45

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2045	$ 18,857,063	$ 19,337,902
3.00%, 10/1/2046	7,500,661	7,676,939
3.00%, 2/1/2047	23,866,382	24,427,280
3.00%, 11/1/2048	14,639,438	14,983,489
3.00%, 10/1/2049	7,659,850	7,769,192
3.00%, 4/1/2053	15,935,938	16,420,105
3.50%, 9/1/2034	2,158,491	2,259,052
3.50%, 12/1/2034	1,917,334	2,006,660
3.50%, 2/1/2035	1,228,411	1,285,641
3.50%, 1/1/2045	12,243,908	12,880,270
3.50%, 2/1/2045	3,941,666	4,128,632
3.50%, 6/1/2045	11,658,300	12,264,923
4.50%, 3/1/2044	2,171,302	2,345,161
4.50%, 6/1/2044	1,080,882	1,167,430
4.50%, 7/1/2044	935,385	1,010,283
4.50%, 2/1/2045	1,302,017	1,406,271
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	2,431,429	2,496,870
Series 2011-51, Class CI, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 4.21%, 6/25/2041 (b)	6,130,700	908,553
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	5,894,851	5,837,041
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	3,230,244	3,255,022
Series 2012-151, Class SB, CMO, REMIC 6.00% - 1 Month USD LIBOR, 3.46%, 1/25/2043 (b)	1,248,324	1,071,177
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	17,168,370	17,276,534
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	4,187,021	4,110,611
Series 2013-30, Class PS, CMO, REMIC 6.00% - 1 Month USD LIBOR, 3.46%, 4/25/2043 (b)	1,718,187	1,586,405
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,561,675	6,516,233
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	9,433,202	9,473,845
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	6,549,294	6,709,764
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	9,324,692	9,569,278
See accompanying notes to financial statements.
46

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	$ 11,279,332	$ 11,385,615
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,846,286	4,832,117
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	10,725,354	10,935,991
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	17,623,753	17,935,993
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	23,862,976	24,249,371
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	9,191,276	9,338,894
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	29,803,177	30,367,266
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	19,130,739	19,217,164
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	13,913,863	14,099,682
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	35,948,697	36,714,289
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	33,662,262	34,104,353
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	26,129,395	26,406,496
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	56,205,361	57,100,567
Series 2018-27, Class JA, CMO, REMIC 3.00%, 12/25/2047	13,046,822	13,248,486
Series 2018-38, Class JB, CMO, REMIC 3.00%, 6/25/2048	10,488,134	10,627,954
Series 2018-M10, Class A1, 3.38%, 7/25/2028 (b)	20,080,114	21,220,751
Other Securities		10,947,564
Total U.S. Government Agency Obligations (Cost $1,458,806,864)		1,469,397,264
U.S. TREASURY OBLIGATIONS — 24.4%
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	26,624,429	27,046,122
U. S. Treasury Note:
1.63%, 5/15/2026	110,500,000	109,377,734
2.13%, 2/29/2024	73,200,000	74,555,344
2.13%, 7/31/2024	94,400,000	96,236,376
See accompanying notes to financial statements.
47

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 11/15/2025	$ 106,000,000	$ 108,898,438
2.38%, 1/31/2023	26,500,000	27,104,531
2.38%, 5/15/2029	88,100,000	91,637,766
2.63%, 2/15/2029	18,500,000	19,618,672
2.88%, 8/15/2028	18,900,000	20,385,422
3.13%, 11/15/2028	8,800,000	9,684,125
U.S. Treasury Bill:
1.83%, 2/13/2020	48,300,000	48,216,179
1.84%, 1/2/2020	79,200,000	79,200,000
1.84%, 2/27/2020	102,600,000	102,359,004
Total U.S. Treasury Obligations (Cost $801,430,723)		814,319,713
MORTGAGE-BACKED SECURITIES — 4.7%
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, 3.00%, 2/25/2059	17,611,389	17,914,286
Other Securities		139,713,480
Total Mortgage-Backed Securities (Cost $160,636,073)		157,627,766
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.0%
Other Securities (Cost $155,538,219)		133,986,106
	Shares
COMMON STOCKS - 0.0% (a)
UNITED STATES – 0.0% (a)
Other Security [StartOfCostSuppression] (cost: $47,647)[EndOfCostSuppression]		57,902
SHORT-TERM INVESTMENT - 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f) (Cost $45,112,940)	45,112,940	45,112,940
TOTAL INVESTMENTS - 100.5% (Cost $3,336,332,771)		3,358,032,399
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(16,436,668)
NET ASSETS - 100.0%		$ 3,341,595,731

See accompanying notes to financial statements.
48

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The rate shown represents the rate at December 31, 2019.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
CMO	Collateralized Mortgage Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
At December 31, 2019, the Fund had unfunded loan commitments of $25,157, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	25,157	24,591	(566)
See accompanying notes to financial statements.
49

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 557,862,550	$—	$ 557,862,550
Asset-Backed Securities	—	77,774,079	—	77,774,079
Foreign Government Obligations	—	31,401,144	—	31,401,144
U.S. Government Agency Obligations	—	1,469,397,264	—	1,469,397,264
U.S. Treasury Obligations	—	814,319,713	—	814,319,713
Mortgage-Backed Securities	—	157,627,766	—	157,627,766
Commercial Mortgage Backed Securities	—	133,986,106	—	133,986,106
Common Stocks	57,902	—	—	57,902
Senior Floating Rate Loans	—	70,492,935	—	70,492,935
Short-Term Investment	45,112,940	—	—	45,112,940
TOTAL INVESTMENTS	$45,170,842	$3,312,861,557	$—	$3,358,032,399
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(566)	—	(566)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (566)	$—	$ (566)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$518,845,221	$558,048,680	$—	$—	45,112,940	$45,112,940	$567,771
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$69,372,655	$127,680,616
Investments in affiliated issuers, at value	7,367,897	3,003,232
Total Investments	76,740,552	130,683,848
Cash	55	56
Receivable for investments sold	—	131,000
Dividends receivable — affiliated issuers	6,450	5,192
Interest receivable — unaffiliated issuers	895,851	551,938
Receivable from Adviser	6,501	5,960
TOTAL ASSETS	77,649,409	131,377,994
LIABILITIES
Payable for investments purchased	—	245,049
Advisory fee payable	47,640	56,855
Trustees’ fees and expenses payable	117	78
TOTAL LIABILITIES	47,757	301,982
NET ASSETS	$77,601,652	$131,076,012
NET ASSETS CONSIST OF:
Paid-in Capital	$76,176,730	$130,764,139
Total distributable earnings (loss)	1,424,922	311,873
NET ASSETS	$77,601,652	$131,076,012
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.89	$ 49.46
Shares outstanding (unlimited amount authorized, no par value)	1,525,000	2,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$66,735,850	$127,192,898
Investments in affiliated issuers	7,367,897	3,003,232
Total cost of investments	$74,103,747	$130,196,130
See accompanying notes to financial statements.
51

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,312,919,459
Investments in affiliated issuers, at value	45,112,940
Total Investments	3,358,032,399
Receivable for investments sold	5,319,967
Receivable for fund shares sold	9,764,783
Dividends receivable — affiliated issuers	81,116
Interest receivable — unaffiliated issuers	16,968,435
Receivable from Adviser	288,708
Other Receivable	10,849
TOTAL ASSETS	3,390,466,257
LIABILITIES
Due to custodian	833,277
Payable for investments purchased	46,195,582
Unrealized depreciation on unfunded loan commitments	566
Advisory fee payable	1,832,075
Trustees’ fees and expenses payable	8,768
Accrued expenses and other liabilities	258
TOTAL LIABILITIES	48,870,526
NET ASSETS	$3,341,595,731
NET ASSETS CONSIST OF:
Paid-in Capital	$3,399,966,868
Total distributable earnings (loss)	(58,371,137)
NET ASSETS	$3,341,595,731
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.82
Shares outstanding (unlimited amount authorized, no par value)	68,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,291,219,831
Investments in affiliated issuers	45,112,940
Total cost of investments	$3,336,332,771
See accompanying notes to financial statements.
52

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,565,396	$1,823,102
Dividend income — affiliated issuers	24,449	35,729
Foreign taxes withheld	(458)	(6)
TOTAL INVESTMENT INCOME (LOSS)	1,589,387	1,858,825
EXPENSES
Advisory fee	262,308	323,682
Trustees’ fees and expenses	565	967
TOTAL EXPENSES	262,873	324,649
Expenses waived/reimbursed by the Adviser	(35,539)	(33,335)
NET EXPENSES	227,334	291,314
NET INVESTMENT INCOME (LOSS)	$1,362,053	$1,567,511
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(959,630)	159,854
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,007,472	(53,708)
NET REALIZED AND UNREALIZED GAIN (LOSS)	47,842	106,146
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,409,895	$1,673,657
See accompanying notes to financial statements.
53

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$56,983,035
Dividend income — affiliated issuers	567,771
Foreign taxes withheld	629
TOTAL INVESTMENT INCOME (LOSS)	57,551,435
EXPENSES
Advisory fee	10,949,370
Trustees’ fees and expenses	27,675
Miscellaneous expenses	1,622
TOTAL EXPENSES	10,978,667
Expenses waived/reimbursed by the Adviser	(1,713,814)
NET EXPENSES	9,264,853
NET INVESTMENT INCOME (LOSS)	$48,286,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,379,010)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,549,804
Unfunded loan commitments	6,313
Net change in unrealized appreciation/depreciation	7,556,117
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,177,107
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$53,463,689
See accompanying notes to financial statements.
54

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,362,053	$ 2,300,308
Net realized gain (loss)	(959,630)	(43,081)
Net change in unrealized appreciation/depreciation	1,007,472	3,351,797
Net increase (decrease) in net assets resulting from operations	1,409,895	5,609,024
Net equalization credits and charges	16,443	35,847
Distributions to shareholders	(1,594,558)	(2,240,675)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	12,691,630	23,145,799
Cost of shares redeemed	—	(9,812,692)
Net income equalization	(16,443)	(35,847)
Other Capital	44,421	95,729
Net increase (decrease) in net assets from beneficial interest transactions	12,719,608	13,392,989
Net increase (decrease) in net assets during the period	12,551,388	16,797,185
Net assets at beginning of period	65,050,264	48,253,079
NET ASSETS AT END OF PERIOD	$77,601,652	$65,050,264
SHARES OF BENEFICIAL INTEREST:
Shares sold	250,000	475,000
Shares redeemed	—	(200,000)
Net increase (decrease)	250,000	275,000
See accompanying notes to financial statements.
55

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,567,511	$ 2,463,390
Net realized gain (loss)	159,854	117,898
Net change in unrealized appreciation/depreciation	(53,708)	1,310,293
Net increase (decrease) in net assets resulting from operations	1,673,657	3,891,581
Net equalization credits and charges	1,526	50,594
Distributions to shareholders	(1,879,715)	(2,440,795)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	17,313,272	41,653,504
Cost of shares redeemed	(7,422,256)	(4,850,418)
Net income equalization	(1,526)	(50,594)
Other Capital	46,994	106,559
Net increase (decrease) in net assets from beneficial interest transactions	9,936,484	36,859,051
Net increase (decrease) in net assets during the period	9,731,952	38,360,431
Net assets at beginning of period	121,344,060	82,983,629
NET ASSETS AT END OF PERIOD	$131,076,012	$121,344,060
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	850,000
Shares redeemed	(150,000)	(100,000)
Net increase (decrease)	200,000	750,000
See accompanying notes to financial statements.
56

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,286,582	$ 100,519,822
Net realized gain (loss)	(2,379,010)	(29,183,284)
Net change in unrealized appreciation/depreciation	7,556,117	122,210,213
Net increase (decrease) in net assets resulting from operations	53,463,689	193,546,751
Net equalization credits and charges	(31,647)	159,504
Distributions to shareholders	(63,909,017)	(108,291,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	90,718,516	536,959,704
Cost of shares redeemed	(75,973,193)	(470,157,761)
Net income equalization	31,647	(159,504)
Other Capital	414,388	2,585,534
Net increase (decrease) in net assets from beneficial interest transactions	15,191,358	69,227,973
Net increase (decrease) in net assets during the period	4,714,383	154,642,551
Net assets at beginning of period	3,336,881,348	3,182,238,797
NET ASSETS AT END OF PERIOD	$3,341,595,731	$3,336,881,348
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,850,000	11,250,000
Shares redeemed	(1,550,000)	(9,950,000)
Net increase (decrease)	300,000	1,300,000
See accompanying notes to financial statements.
57

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 51.02	$ 48.25	$ 50.45	$ 51.52	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	1.98	1.31	1.77	0.45
Net realized and unrealized gain (loss)	0.00	2.60	(1.74)	1.91	1.17
Total from investment operations	0.99	4.58	(0.43)	3.68	1.62
Net equalization credits and charges (a)	0.01	0.03	0.04	0.01	—
Other capital (a)	0.03	0.08	0.10	0.05	0.15
Distributions to shareholders from:
Net investment income	(1.16)	(1.92)	(1.36)	(1.81)	(0.25)
Net realized gains	—	—	(0.55)	(3.00)	—
Total distributions	(1.16)	(1.92)	(1.91)	(4.81)	(0.25)
Net asset value, end of period	$ 50.89	$ 51.02	$ 48.25	$ 50.45	$ 51.52
Total return (b)	2.05%	9.99%	(0.65)%	7.67%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,602	$65,050	$48,253	$27,748	$38,639
Ratios to average net assets:
Total expenses	0.75%(c)	0.75%	0.76%	0.75%	0.75%(c)
Net expenses	0.65%(c)	0.65%	0.65%	0.65%	0.65%(c)
Net investment income (loss)	3.89%(c)	4.06%	2.64%	3.46%	4.15%(c)
Portfolio turnover rate (d)	12%(e)	37%	55%	141%	12%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.
58

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 49.53	$ 48.81	$ 49.61	$ 50.40	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	1.30	1.02	1.04	0.22
Net realized and unrealized gain (loss)	0.04	0.62	(0.99)	(0.53)	0.20
Total from investment operations	0.64	1.92	0.03	0.51	0.42
Net equalization credits and charges (a)	0.00(b)	0.03	0.05	0.00(b)	—
Other capital (a)	0.02	0.06	0.12	0.06	0.10
Distributions to shareholders from:
Net investment income	(0.73)	(1.29)	(1.00)	(1.13)	(0.12)
Net realized gains	—	—	—	(0.23)	—
Total distributions	(0.73)	(1.29)	(1.00)	(1.36)	(0.12)
Net asset value, end of period	$ 49.46	$ 49.53	$ 48.81	$ 49.61	$ 50.40
Total return (c)	1.35%	4.18%	0.43%	1.14%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131,076	$121,344	$82,984	$34,725	$50,404
Ratios to average net assets:
Total expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%(d)
Net expenses	0.45%(d)	0.45%	0.45%	0.45%	0.45%(d)
Net investment income (loss)	2.42%(d)	2.65%	2.07%	2.10%	2.06%(d)
Portfolio turnover rate (e)	19%(f)	62%	50%	123%	25%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
59

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	For the Period 02/23/15*- 6/30/15(a)
Net asset value, beginning of period	$ 48.96	$ 47.60	$ 49.03	$ 49.87	$ 49.43	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.71	1.56	1.34	1.33	1.54	0.55
Net realized and unrealized gain (loss) (c)	0.08	1.44	(1.34)	(0.66)	0.34	(0.88)
Total from investment operations	0.79	3.00	—	0.67	1.88	(0.33)
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.00(d)	0.01	0.07	0.10
Other capital (b)	0.01	0.04	0.02	0.04	0.03	0.05
Distributions to shareholders from:
Net investment income	(0.94)	(1.68)	(1.45)	(1.48)	(1.54)	(0.39)
Net realized gains	—	—	—	(0.08)	—	—
Total distributions	(0.94)	(1.68)	(1.45)	(1.56)	(1.54)	(0.39)
Net asset value, end of period	$ 48.82	$ 48.96	$ 47.60	$ 49.03	$ 49.87	$ 49.43
Total return (e)	1.62%	6.53%	0.04%	1.55%	4.03%	(0.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,341,596	$3,336,881	$3,182,239	$3,353,801	$2,657,951	$746,443
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.65%	0.66%	0.65%	0.65%(f)
Net expenses	0.55%(f)	0.55%	0.55%	0.55%	0.55%	0.56%(f)
Net investment income (loss)	2.86%(f)	3.27%	2.78%	2.70%	3.14%	3.18%(f)
Portfolio turnover rate	15%(g)	47%(h)	34%(i)	72%(i)	38%(i)	14%(i)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
60

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
61

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good
62

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
63

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
64

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period , certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee
65

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

(“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.75%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.50
SPDR DoubleLine Total Return Tactical ETF	0.65
The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses, until October 31, 2020, so that the net annual Fund operating expenses of the Fund will be limited to 0.65%, 0.45% and 0.55% of the Fund’s average daily net assets for the SPDR DoubleLine Emerging Markets Fixed Income ETF, the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, respectively, before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2020, the waiver and/or reimbursement may be canceled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. The total amount of expenses waived for each fund for the period ended December 31, 2019 has been disclosed in the Statements of Operations.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
66

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
67

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 13,633,057	$ 8,313,697
SPDR DoubleLine Short Duration Total Return Tactical ETF	13,833,156	4,257,710	21,043,001	14,187,355
SPDR DoubleLine Total Return Tactical ETF	472,242,784	201,220,947	147,195,994	259,610,730
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of
68

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 74,103,747	$ 3,109,058	$ 472,253	$ 2,636,805
SPDR DoubleLine Short Duration Total Return Tactical ETF	130,201,160	1,045,493	562,805	482,688
SPDR DoubleLine Total Return Tactical ETF	3,336,518,448	67,206,491	45,692,540	21,513,951
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
69

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR DoubleLine Emerging Markets Fixed Income ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that
70

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $45 and $250, respectively.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
72

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$1,020.50	$1,013.50	$1,016.20
Expenses Paid During Period	3.30	2.28	2.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.90	1,022.90	1,022.40
Expenses Paid During Period(a)	3.30	2.29	2.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
73

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
74

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Fund is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR DoubleLine Total Return Tactical ETF
75

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP. DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRDOUBLESAR

Semi-Annual Report
December 31, 2019
SSGA Active Trust
SPDR ® Blackstone / GSO Senior Loan ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	3
Financial Statements (Unaudited)	33
Financial Highlights (Unaudited)	36
Notes to Financial Statements (Unaudited)	37
Other Information (Unaudited)	46
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)

Description	% of Net Assets
PetSmart, Inc. Senior Secured Consenting Term Loan 5.74% 3/11/2022	1.9%
CenturyLink, Inc. Senior Secured 2017 Term Loan B 4.55% 1/31/2025	1.8
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan 5.55% 10/10/2025	1.7
Bass Pro Group LLC Senior Secured Term Loan B 6.80% 9/25/2024	1.6
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1 4.94% 9/23/2026	1.6
TOTAL	8.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Software	10.8%
Commercial Services & Supplies	10.8
Media	9.4
Health Care Providers & Services	8.5
Specialty Retail	4.9
Hotels, Restaurants & Leisure	4.1
Pharmaceuticals	3.8
Diversified Telecommunication Services	3.6
Insurance	3.4
Telecom Services	3.1
Diversified Financial Services	2.6
Auto Components	2.5
Chemicals	2.3
Retail-Restaurants	1.8
Aerospace & Defense	1.8
Machinery-Construction & Mining	1.6
Advertising Services	1.5
Entertainment	1.4
Machinery	1.3
Computer Services	1.3
Construction Materials	1.1
Diversified Operations	1.1
Life Sciences Tools & Services	0.9
Interactive Media & Services	0.9
Health Care Technology	0.8
Internet & Catalog Retail	0.8
IT Services	0.8
Capital Markets	0.8
Oil, Gas & Consumable Fuels	0.8
Containers & Packaging	0.7
Electronic Equipment, Instruments & Components	0.7
Diversified Consumer Services	0.7
See accompanying notes to financial statements.
1

SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Construction & Engineering	0.6%
	Health Care Equipment & Supplies	0.6
	Pipelines	0.6
	Professional Services	0.5
	Communications Equipment	0.5
	Hand/Machine Tools and Related Products	0.5
	Cosmetics&Toiletries	0.5
	Food & Beverage	0.5
	Recycling	0.4
	Food Products	0.3
	Distributors	0.3
	Telecommunication Equip	0.3
	Thrifts & Mortgage Finance	0.3
	Retail-Petroleum Product	0.3
	Building Products	0.2
	Electrical Equipment	0.2
	Financial Services	0.2
	Transport-Air Freight	0.2
	Pollution Control	0.1
	Food & Staples Retailing	0.1
	Metals & Mining	0.1
	Electric-Generation	0.1
	Semiconductor Equipment	0.0 *
	Oil-Field Services	0.0 *
	Independent Power Producers & Energy Traders	0.0 *
	Computers & Peripherals	0.0 *
	Distribution/Wholesale	0.0 *
	Air Freight & Logistics	0.0 *
	Real Estate	0.0 *
	Semiconductors & Semiconductor Equipment	0.0 *
	Airlines	0.0 *
	Trading Companies & Distributors	0.0 *
	Short-Term Investment	14.1
	Liabilities in Excess of Other Assets	(12.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
2

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 92.8% (a)
ADVERTISING SERVICES — 1.5%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 8/15/2025	$ 7,356,765	$ 7,415,398
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 11/8/2024	8,969,689	9,044,945
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 12/17/2026 (b)	22,233,202	22,483,436
		38,943,779
AEROSPACE & DEFENSE — 1.8%
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 4.30%, 5/30/2025	27,636,844	27,756,235
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 4.30%, 6/9/2023	6,120,723	6,150,684
Senior Secured 2018 Term Loan G, 8/22/2024 (b)	10,972,010	11,022,317
		44,929,236
AIR FREIGHT & LOGISTICS — 0.0% (c)
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.24%, 2/24/2025	436,508	440,137
AIRLINES — 0.0% (c)
Air Canada Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 1.75%, 3.51%, 10/6/2023	126,761	127,553
AUTO COMPONENTS — 2.5%
Belron Finance US LLC Senior Secured 2019 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.44%, 11/7/2026	9,782,609	9,836,120
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 4/30/2026	31,205,843	31,371,702
USI, Inc.:
See accompanying notes to financial statements.
3

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 4.94%, 5/16/2024	$ 16,424,294	$ 16,446,878
Senior Secured 2019 Incremental Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 12/2/2026	6,226,415	6,275,728
		63,930,428
BUILDING PRODUCTS — 0.2%
AZEK Co. LLC Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 5.93%, 5/5/2024	4,464,646	4,477,683
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 2/29/2024	216,416	217,536
JELD-WEN Holding, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 2.00%, 3.94%, 12/14/2024	364,651	365,829
		5,061,048
CAPITAL MARKETS — 0.8%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 4.00%, 5.94%, 12/3/2022	3,770,233	3,787,915
Deerfield Dakota Holdings LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 2/13/2025	15,419,703	15,404,515
		19,192,430
CHEMICALS — 2.3%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.94%, 1/31/2024	3,849,355	3,865,407
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 7.19%, 8/27/2026	8,977,500	9,067,275
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 11/21/2024	965,584	975,641
See accompanying notes to financial statements.
4

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Axalta Coating Systems US Holdings, Inc. Senior Secured USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 3.69%, 6/1/2024	$ 272,724	$ 273,708
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.14%, 8/1/2025	9,055,554	9,100,832
Messer Industries Gmbh Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.44%, 3/1/2026	9,487,437	9,551,335
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 4.96%, 10/1/2025	26,107,316	26,161,750
		58,995,948
COMMERCIAL SERVICES & SUPPLIES — 10.7%
Allied Universal Holdco LLC:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.25%, 6.05%, 7/10/2026	1,531,531	1,542,696
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.05%, 7/10/2026	15,468,468	15,581,233
Ancestry.com Operations, Inc. Senior Secured 2019 Extended Term Loan B, 1 Month USD LIBOR + 4.25%, 6.05%, 8/27/2026	19,900,000	19,620,206
APX Group, Inc. Senior Secured 2018 Term Loan B, 2 Month USD LIBOR + 4.00%, 6.85%, 4/1/2024	11,344,157	11,376,035
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1/27/2027 (b)	338,817	341,041
ASGN Incorporated Senior Secured 2019 Term Loan B3, 1 Month USD LIBOR + 1.75%, 3.55%, 4/2/2025	361,998	364,323
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.30%, 8/4/2025	25,854,254	26,232,372
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 4.80%, 8/4/2022	10,828,047	10,905,900
See accompanying notes to financial statements.
5

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 4.80%, 11/3/2023	$ 22,161,182	$ 22,319,523
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 4.80%, 11/3/2024	18,412,834	18,541,079
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 5.80%, 2/9/2026	3,768,987	3,792,543
Coinamatic Canada, Inc. Senior Secured Canadian 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 5/14/2022	73,450	71,981
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 5.41%, 10/24/2025	4,050,000	3,992,611
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 7/24/2026	8,550,000	8,610,149
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 7/27/2023 (b)	2,984,655	3,008,906
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 5/30/2025	11,093,739	11,130,348
Guidehouse LLP Senior Secured 2018 Term Loan, 5/1/2025 (b)	4,564,221	4,538,547
KAR Auction Services, Inc. Senior Secured 2019 Term Loan B6, 1 Month USD LIBOR + 2.25%, 4.06%, 9/19/2026	289,947	292,394
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 5.69%, 2/21/2025	6,812,594	6,845,227
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.19%, 3/13/2025	4,985,927	4,999,962
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 2/27/2025	4,407,496	4,409,348
See accompanying notes to financial statements.
6

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.69%, 5/23/2025	$ 3,649,846	$ 3,660,486
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.99%, 12/4/2024	808,759	810,781
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.94%, 9/23/2026	41,217,867	41,395,722
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 1/29/2025	896,136	896,696
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.05%, 7/30/2025	9,113,251	9,175,904
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 3/19/2026	6,639,447	6,722,440
US Ecology, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 8/14/2026	272,727	275,200
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.69%, 8/25/2024	809,419	813,551
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.30%, 8/27/2025	26,916,928	27,163,621
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 5.69%, 8/1/2025	4,250,935	4,246,961
		273,677,786
See accompanying notes to financial statements.
7

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 4/6/2026	$ 12,967,500	$ 13,064,756
COMPUTER SERVICES — 1.3%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 6.80%, 1/4/2026	12,180,486	11,684,558
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/19/2025	308,262	310,806
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 7/12/2025	8,853,912	8,812,432
Perforce Software, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.30%, 7/1/2026	7,062,943	7,076,222
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 5/1/2024	4,801,601	4,838,621
		32,722,639
COMPUTERS & PERIPHERALS — 0.0% (c)
Western Digital Corp. Senior Secured 2018 Term Loan B4, 3 Month USD LIBOR + 1.75%, 3.45%, 4/29/2023	300,000	302,125
CONSTRUCTION & ENGINEERING — 0.6%
APi Group DE, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 10/1/2026	3,331,169	3,363,081
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.00%, 4.80%, 1/22/2023	4,886,650	4,892,758
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 5.94%, 4/6/2026	3,799,787	3,830,946
See accompanying notes to financial statements.
8

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 2.75%, 4.55%, 7/31/2025	$ 1,979,735	$ 1,993,970
Pike Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 7/24/2026	1,109,770	1,117,516
		15,198,271
CONSTRUCTION MATERIALS — 1.1%
Advanced Drainage Systems, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25%, 4.00%, 7/31/2026	270,848	273,783
ERM Emerald US, Inc. Senior Secured USD Term Loan B1, 7/10/2026 (b)	5,128,866	5,152,587
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 11/15/2023	18,250,000	18,355,850
Tamko Building Products, Inc Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 5.16%, 6/1/2026	4,466,418	4,511,082
		28,293,302
CONTAINERS & PACKAGING — 0.7%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.70%, 11/7/2025	1,271,779	1,265,872
Berry Global, Inc.:
Senior Secured 2019 Term Loan Y, 7/1/2026 (b)	247,128	248,478
Senior Secured Term Loan W, 1 Month USD LIBOR + 2.00%, 3.72%, 10/1/2022	157,461	158,248
Senior Secured Term Loan X, 1 Month USD LIBOR + 2.00%, 3.72%, 1/19/2024	381,108	383,075
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 5/16/2024	4,302,646	4,337,605
See accompanying notes to financial statements.
9

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 2/5/2023	$ 12,038,672	$ 12,091,401
		18,484,679
COSMETICS&TOILETRIES — 0.5%
Sunshine Luxembourg VII SARL Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 4.25%, 6.19%, 10/1/2026	11,395,002	11,518,068
DISTRIBUTION/WHOLESALE — 0.0% (c)
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 7/1/2024	451,203	453,619
DISTRIBUTORS — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.00%, 3.80%, 1/15/2027	326,277	328,419
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.60%, 5/2/2023	4,429,127	4,473,419
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.25%, 11/14/2022	2,468,355	2,453,371
		7,255,209
DIVERSIFIED CONSUMER SERVICES — 0.7%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 12/18/2025 (b)	10,002,886	9,702,799
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 6.80%, 4/16/2025	8,038,611	7,606,576
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 5/14/2022	474,034	464,554
		17,773,929
See accompanying notes to financial statements.
10

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Advisor Group, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.00%, 6.80%, 8/1/2026	$ 2,777,778	$ 2,762,167
AlixPartners LLP Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 4/4/2024	4,987,179	5,023,411
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.04%, 7/21/2025	4,952,503	4,989,127
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 8.54%, 7/20/2026	769,231	770,192
Focus Financial Partners LLC Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 2.50%, 4.30%, 7/3/2024	419,412	422,858
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 5.80%, 5/23/2025	4,502,004	4,537,457
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 7.93%, 12/9/2022	8,754,791	8,776,678
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 6.80%, 3/27/2026	5,433,264	5,365,348
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 4/29/2026	9,303,386	9,377,673
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 2.75%, 4.68%, 5/18/2025	24,027,023	23,956,985
		65,981,896
DIVERSIFIED OPERATIONS — 1.1%
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 2nd Lien Term Loan, 3 Month USD LIBOR + 9.00%, 10.94%, 5/28/2027	19,300,000	16,308,500
See accompanying notes to financial statements.
11

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.94%, 5/29/2026	$ 12,488,473	$ 11,714,188
		28,022,688
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 5.43%, 1/31/2026	17,468,968	17,523,558
CenturyLink, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 1/31/2025	46,562,169	46,824,081
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 10/4/2023	6,434,461	6,115,409
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.55%, 3/1/2027	273,278	274,560
Telesat Canada Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.75%, 4.63%, 12/7/2026	21,356,326	21,494,288
		92,231,896
ELECTRICAL EQUIPMENT — 0.2%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.44%, 12/2/2024	4,575,610	4,572,773
Generac Power Systems, Inc. Senior Secured 2019 Term Loan B, 12/13/2026 (b)	375,053	377,397
		4,950,170
ELECTRIC-GENERATION — 0.1%
1199169 B.C. Unlimited Liability Company Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 5.94%, 4/6/2026	2,042,896	2,059,648
See accompanying notes to financial statements.
12

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 7/26/2024	$ 2,728,728	$ 2,626,401
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 2/12/2025	13,973,373	13,955,906
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.19%, 9/28/2024	1,399,601	1,408,349
		17,990,656
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 4/22/2026	7,476,168	7,545,580
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.25%, 4.05%, 2/28/2025	12,034,613	12,048,212
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 5.03%, 8/24/2026	10,910,156	10,919,266
NASCAR Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75%, 4.49%, 10/19/2026	5,196,399	5,261,380
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.55%, 4/17/2026	279	280
		35,774,718
FINANCIAL SERVICES — 0.2%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 10/31/2025 (b)	4,010,584	3,950,425
FOOD & STAPLES RETAILING — 0.1%
Hostess Brands LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 2.25%, 4.18%, 8/3/2025	208,651	209,825
See accompanying notes to financial statements.
13

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 5/1/2025	$ 2,337,816	$ 2,346,583
US Foods, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.55%, 6/27/2023	343,570	345,234
		2,901,642
FOOD PRODUCTS — 0.3%
Chobani LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 10/10/2023	2,961,706	2,966,889
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 1.75%, 4.55%, 4/6/2024	5,548,848	5,550,318
		8,517,207
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.4%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.50%, 7.30%, 8/1/2024	10,243,709	10,130,055
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Carestream Health, Inc. Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 11.30%, 6/7/2021	17,069,077	16,172,951
HEALTH CARE PROVIDERS & SERVICES — 8.2%
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.05%, 3/14/2025	4,618,175	4,491,175
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.04%, 4/28/2022	5,939,716	5,836,691
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 6.40%, 2/11/2026	35,528,997	35,765,798
See accompanying notes to financial statements.
14

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 2/27/2026 (b)	$ 1,526,924	$ 1,537,109
Catalent Pharma Solutions, Inc. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.25%, 4.05%, 5/18/2026	149,688	150,530
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.44%, 8/15/2024	1,644,530	1,642,474
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 6/7/2023	2,167,207	2,184,815
DaVita, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.05%, 8/12/2026	4,854,677	4,898,879
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 10/10/2025	50,498,723	43,323,612
Femur Buyer, Inc. Senior Secured 1st Lien Term Loan, 3/5/2026 (b)	762,925	745,760
HCA, Inc.:
Senior Secured Term Loan B12, 1 Month USD LIBOR + 1.75%, 3.55%, 3/13/2025	116	117
Senior Secured Term Loan B13, 1 Month USD LIBOR + 1.75%, 3.55%, 3/18/2026	253,438	255,250
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 4/30/2025	6,654,487	6,640,612
IQVIA Inc.:
Senior Secured 2017 USD Term Loan B1, 1/17/2025 (b)	341,708	343,844
Senior Secured 2017 USD Term Loan B1, 3/7/2024 (b)	146,161	147,136
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.69%, 6/7/2023	14,754,906	14,583,601
See accompanying notes to financial statements.
15

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics SA. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.31%, 6/30/2025	$ 23,376,132	$ 23,156,981
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.21%, 3/5/2026	11,436,306	11,515,045
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.30%, 11/17/2025	25,356,999	25,594,721
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 9/2/2024	6,850,994	6,835,306
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 2/6/2024	19,860,243	16,173,685
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 6/23/2024	4,520,215	4,514,564
		210,337,705
HEALTH CARE TECHNOLOGY — 0.8%
Agiliti Health, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 4.75%, 1/4/2026	2,682,432	2,702,550
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 3/1/2024	17,323,223	17,409,839
		20,112,389
HOTELS, RESTAURANTS & LEISURE — 4.1%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 3.55%, 11/19/2026	961,453	963,732
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 4.55%, 7/31/2024	2,481,759	2,506,577
See accompanying notes to financial statements.
16

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 12/23/2024	$ 31,926,494	$ 32,029,616
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.30%, 2/1/2024	27,251,255	27,425,936
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 3 Month USD LIBOR + 2.75%, 4.72%, 10/4/2023	13,463,417	13,527,705
MGM Growth Properties Operating Partnership LP Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 3/21/2025	368,450	370,624
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%, 4.59%, 8/14/2024	27,354,762	27,466,916
		104,291,106
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 1.75%, 3.55%, 12/31/2025	287,095	289,215
INSURANCE — 3.3%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.19%, 11/22/2023	15,135,252	15,201,468
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.69%, 11/22/2023	2,160,382	2,166,680
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 5/9/2025	6,403,242	6,416,272
Alliant Holdings Intermediate LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 4.99%, 5/9/2025	1,584,265	1,589,414
See accompanying notes to financial statements.
17

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 1/25/2024	$ 3,907,197	$ 3,945,781
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 10/22/2024	8,090,365	8,127,783
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 11/8/2023	1,845,221	1,855,609
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.69%, 4/25/2025	15,549,585	15,564,590
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.90%, 4/25/2025	13,432,836	13,585,702
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 1/8/2024	6,809,773	6,793,362
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 12/31/2025	5,202,103	5,211,857
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 9/3/2026	4,597,904	4,645,814
		85,104,332
INTERACTIVE MEDIA & SERVICES — 0.9%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 1.75%, 3.55%, 2/15/2024	1,678	1,689
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.97%, 1/20/2024	11,684,129	11,712,112
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.90%, 11/3/2023	12,760,339	12,429,847
		24,143,648
See accompanying notes to financial statements.
18

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.8%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 8/18/2023	$ 21,267,453	$ 21,219,602
IT SERVICES — 0.8%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.44%, 2/27/2025	9,534,865	9,542,826
Verra Mobility Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 2/28/2025	2,992,386	3,016,086
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.49%, 10/10/2025	9,092,054	9,097,919
		21,656,831
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 8/30/2024	4,189,453	4,179,001
eResearchTechnology, Inc. Senior Secured 2019 Term Loan, 11/20/2026 (b)	1,000,000	1,009,375
Jaguar Holding Company II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.30%, 8/18/2022	15,928,113	16,034,910
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 9/27/2024	2,699,507	2,655,640
		23,878,926
MACHINERY — 1.3%
Allison Transmission, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.54%, 3/29/2026	911,531	920,505
See accompanying notes to financial statements.
19

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Clark Equipment Co. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 1.75%, 3.69%, 5/18/2024	$ 244,161	$ 245,443
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.94%, 7/19/2024	4,900,000	4,860,187
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 5/31/2025	9,115,420	8,990,083
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 3/28/2025	18,966,757	18,699,136
		33,715,354
MACHINERY-CONSTRUCTION & MINING — 1.6%
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 8/1/2025	13,645,019	13,760,115
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 8/21/2026	4,876,667	4,911,925
Cortes NP Acquisition Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 5.93%, 11/30/2023	22,956,894	22,956,894
		41,628,934
MEDIA — 6.5%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 3.55%, 2/1/2027	387,808	390,718
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.05%, 1/3/2025	292,405	293,831
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 3.99%, 7/17/2025	967,236	970,326
See accompanying notes to financial statements.
20

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 4.24%, 4/15/2027	$ 7,937,269	$ 7,985,210
Entercom Media Corp. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.50%, 4.30%, 11/18/2024	2,719,539	2,745,035
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 11/29/2024	6,062,500	5,905,875
iHeartCommunications, Inc. Senior Secured Exit Term Loan, 1 Month USD LIBOR + 4.00%, 5.69%, 5/1/2026	18,115,673	18,293,025
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 9/13/2024	23,639,825	23,730,130
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 4.45%, 9/18/2026	22,689,441	22,848,040
Nielsen Finance LLC Senior Secured USD Term Loan B4, 1 Month USD LIBOR + 2.00%, 3.71%, 10/4/2023	192,327	193,245
Outfront Media Capital LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.49%, 11/18/2026	155,125	156,136
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 2/1/2024	24,660,695	24,785,601
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 4.55%, 3/15/2024	32,697,196	32,359,107
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 4.24%, 1/31/2028	13,817,431	13,921,960
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 8/18/2023 (b)	4,504,015	4,485,256
See accompanying notes to financial statements.
21

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.24%, 4/15/2025	$ 7,552,716	$ 7,587,685
		166,651,180
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 6.55%, 2/27/2023	2,988,157	2,995,627
OIL, GAS & CONSUMABLE FUELS — 0.8%
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.50%, 4.30%, 8/12/2026	9,715,909	9,788,050
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 5.96%, 2/7/2025	10,055,376	10,035,517
		19,823,567
OIL-FIELD SERVICES — 0.0% (c)
MRC Global (US), Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 9/20/2024	829,777	833,926
PHARMACEUTICALS — 3.6%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.31%, 5/4/2025	29,888,915	27,019,579
Bausch Health Companies Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.74%, 6/2/2025	27,693,065	27,886,362
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.06%, 4/29/2024	29,993,363	28,798,278
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.74%, 11/15/2027	375,672	379,332
See accompanying notes to financial statements.
22

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Horizon Therapeutics USA Inc Senior Secured Term Loan B, 5/22/2026 (b)	$ 223,233	$ 224,582
Packaging Coordinators Midco, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.95%, 6/30/2023	244,503	243,994
Pearl Intermediate Parent LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 2/14/2025	8,113,831	8,028,920
		92,581,047
PIPELINES — 0.6%
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.44%, 11/1/2026	8,871,111	8,962,306
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 5/22/2026	6,740,097	6,685,367
		15,647,673
POLLUTION CONTROL — 0.1%
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.66%, 8/1/2024	2,153,886	2,160,165
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.69%, 5/9/2025	1,615,901	1,531,575
		3,691,740
PROFESSIONAL SERVICES — 0.5%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.30%, 7/25/2022	14,369,542	12,848,814
REAL ESTATE (c) — 0.0%
ESH Hospitality, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/18/2026	264,821	267,339
See accompanying notes to financial statements.
23

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
RECYCLING — 0.2%
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 2/6/2026	$ 4,707,788	$ 4,696,018
RETAIL-RESTAURANTS — 1.8%
Albertson's LLC Senior Secured 2019 Term Loan B8, 1 Month USD LIBOR + 2.75%, 4.55%, 8/17/2026	16,301,805	16,469,143
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 6/27/2025	4,704,034	4,530,573
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.05%, 4/7/2025	5,498,752	5,533,120
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 3.54%, 6/22/2026	265,218	267,334
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.22%, 2/5/2025	9,582,529	9,656,410
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 3/14/2025	4,765,285	4,715,249
Tacala LLC Senior Secured 1st Lien Term Loan, 1/31/2025 (b)	2,168,522	2,180,525
Whatabrands LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 4.94%, 8/2/2026	1,711,192	1,723,111
		45,075,465
SEMICONDUCTOR EQUIPMENT — 0.0% (c)
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.30%, 6/21/2024	44,353	44,496
See accompanying notes to financial statements.
24

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.30%, 6/21/2024	$ 299,998	$ 300,967
		345,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/19/2026	317,778	320,421
SOFTWARE — 10.6%
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 5.70%, 6/13/2024	37,507,843	37,325,555
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.19%, 9/19/2024	1,247,161	1,253,297
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 10/2/2025 (b)	32,609,414	32,316,745
Compuware Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 8/22/2025	3,503,433	3,531,162
Cypress Intermediate Holdings III, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 4/29/2024	3,471,574	3,487,300
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 10/16/2026	9,032,927	9,078,092
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 6.79%, 2/6/2026	30,821,083	31,129,294
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 8/22/2025	1,624,368	1,638,070
See accompanying notes to financial statements.
25

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ECI Macola Max Holdings LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.19%, 9/27/2024	$ 1,478,977	$ 1,481,750
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 2/26/2025	1,483,665	1,490,156
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 8/1/2025	4,324,336	4,356,769
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.75%, 6.55%, 11/19/2026	6,914,894	6,886,093
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 8.80%, 7/7/2025	5,753,801	5,843,704
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 7/1/2024	3,191,307	3,213,997
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 9.74%, 1/10/2027	2,312,694	2,032,279
Infor (US), Inc. Senior Secured Term Loan B6, 3 Month USD LIBOR + 2.75%, 4.69%, 2/1/2022	16,478,180	16,575,318
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 8/5/2022	2,452,376	2,465,950
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.91%, 11/1/2023	21,885,573	22,025,860
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 5.55%, 9/30/2024	21,102,473	21,221,174
Mitchell International, Inc. Senior Secured 2017 2nd Lien Term Loan, 12/1/2025 (b)	11,709,210	11,270,115
See accompanying notes to financial statements.
26

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 9/5/2025	$ 3,459,438	$ 3,463,763
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.49%, 4/26/2024	7,279,628	7,306,964
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 6/1/2026	10,513,595	10,577,675
Project Leopard Holdings, Inc. Senior Secured 2018 Term Loan, 7/7/2023 (b)	1,994,911	2,012,376
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 2/9/2024	2,325,095	2,311,528
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.18%, 5/16/2025	2,551,631	2,535,696
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.18%, 5/18/2026	8,886,053	8,721,661
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.05%, 11/27/2026	14,000,000	11,690,000
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.19%, 9/30/2022	378,238	379,590
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 6.25%, 8.16%, 8/16/2024	3,240,669	3,119,144
		270,741,077
SPECIALTY RETAIL — 4.8%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 6.80%, 9/25/2024	41,747,496	41,704,079
See accompanying notes to financial statements.
27

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.18%, 1/26/2023	$ 28,589,503	$ 24,426,157
PetSmart, Inc.:
Senior Secured Consenting Term Loan, 1 Month USD LIBOR + 4.00%, 5.74%, 3/11/2022	49,371,302	48,941,771
Senior Secured Non-Consenting Term Loan B, 3/11/2022 (b)	4,948,187	4,824,482
Priso Acquisition Corp. Senior Secured 2017 Term Loan B, 2 Month USD LIBOR + 3.00%, 4.86%, 5/8/2022	3,795,943	3,722,397
		123,618,886
TELECOM SERVICES — 2.9%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.99%, 12/15/2024	37,424,105	36,834,675
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.55%, 4/11/2025	354,152	355,905
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 4.31%, 2/2/2024	36,615,342	36,359,034
		73,549,614
TELECOMMUNICATION EQUIP — 0.3%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.19%, 11/30/2025	9,081,785	8,620,112
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.93%, 11/1/2024	7,128,550	7,074,194
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Univar, Inc. Senior Secured 2019 USD Term Loan B5, 1 Month USD LIBOR + 2.00%, 3.80%, 7/1/2026	386,735	388,910
See accompanying notes to financial statements.
28

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORT-AIR FREIGHT — 0.2%
WestJet Airlines, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 4.72%, 12/11/2026	$ 6,043,478	$ 6,105,545
TOTAL SENIOR FLOATING RATE LOANS (Cost $2,368,124,984)		2,381,303,554
CORPORATE BONDS & NOTES — 5.2%
AEROSPACE & DEFENSE — 0.0% (c)
TransDigm, Inc. 6.25%, 3/15/2026 (d)	500,000	542,140
COMMERCIAL SERVICES — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (d)	3,000,000	3,135,030
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	7,000,000	6,803,440
		9,938,470
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc. 5.13%, 12/15/2026 (d)	3,989,000	4,205,403
FOOD — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
5.75%, 3/15/2025	2,024,000	2,099,758
5.88%, 2/15/2028 (d)	8,738,000	9,294,611
		11,394,369
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (d)	2,550,000	2,285,693
HEALTH CARE SERVICES — 0.0% (c)
Tenet Healthcare Corp. 6.25%, 2/1/2027 (d)	1,000,000	1,079,150
INSURANCE — 0.1%
HUB International, Ltd. 7.00%, 5/1/2026 (d)	964,000	1,022,717
USI, Inc. 6.88%, 5/1/2025 (d)	1,000,000	1,019,970
		2,042,687
See accompanying notes to financial statements.
29

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 2.2%
CSC Holdings LLC:
5.75%, 1/15/2030 (d)	$ 7,856,000	$ 8,383,531
7.50%, 4/1/2028 (d)	887,000	1,000,793
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (d)	10,417,000	10,914,724
6.38%, 5/1/2026	9,997,980	10,872,803
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (d)	5,357,000	5,706,437
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	6,000,000	6,181,020
Univision Communications, Inc. 5.13%, 5/15/2023 (d)	14,000,000	13,990,900
		57,050,208
PHARMACEUTICALS — 0.2%
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	5,000,000	4,994,700
RETAIL — 0.4%
eG Global Finance PLC 6.75%, 2/7/2025 (d)	7,042,000	7,176,221
PetSmart, Inc. 5.88%, 6/1/2025 (d)	3,000,000	3,063,600
		10,239,821
SOFTWARE — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (d)	5,000,000	5,164,200
TELECOMMUNICATIONS — 0.9%
Altice France SA 5.50%, 1/15/2028 (d)	17,000,000	17,524,280
Sprint Capital Corp. 6.88%, 11/15/2028	5,000,000	5,406,105
		22,930,385
TOTAL CORPORATE BONDS & NOTES (Cost $128,079,940)		131,867,226

See accompanying notes to financial statements.
30

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 14.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f) (Cost $362,369,533)	362,369,533	$ 362,369,533
TOTAL INVESTMENTS — 112.1% (Cost $2,858,574,457)		2,875,540,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(310,275,216)
NET ASSETS — 100.0%		$ 2,565,265,097
(a)	The rate shown represents the rate at December 31, 2019.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
At December 31, 2019, the Portfolio had unfunded loan commitments of $150,056, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	150,056	149,743	(313)
See accompanying notes to financial statements.
31

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 131,867,226	$—	$ 131,867,226
Senior Floating Rate Loans	—	2,381,303,554	—	2,381,303,554
Short-Term Investment	362,369,533	—	—	362,369,533
TOTAL INVESTMENTS	$362,369,533	$2,513,170,780	$—	$2,875,540,313
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans	—	(313)	—	(313)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (313)	$—	$ (313)
Affiliate Table
	Number of Shares Held at 6/30/19*	Value at 6/30/19*	Cost of Purchases**	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,090,338,862	$727,969,329	$—	$—	362,369,533	$362,369,533	$1,439,542
*	Refer to Note 1 on the Notes to Financial Statements regarding the discontinuance of the master-feeder structure.
**	Includes transfers from Portfolio - See Note 1 in the Notes to Financial Statements.
See accompanying notes to financial statements.
32

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,513,170,780
Investments in affiliated issuers, at value	362,369,533
Total Investments	2,875,540,313
Cash	8,466,140
Receivable for investments sold	484,013,495
Dividends receivable — affiliated issuers	398,571
Interest receivable — unaffiliated issuers	10,479,813
Other Receivable	1,786,165
TOTAL ASSETS	3,380,684,497
LIABILITIES
Payable for investments purchased	813,960,358
Unrealized depreciation on unfunded loan commitments	313
Advisory fee payable	1,444,985
Trustees’ fees and expenses payable	13,744
TOTAL LIABILITIES	815,419,400
NET ASSETS	$2,565,265,097
NET ASSETS CONSIST OF:
Paid-in Capital	$2,691,512,700
Total distributable earnings (loss)	(126,247,603)
NET ASSETS	$2,565,265,097
NET ASSET VALUE PER SHARE
Net asset value per share	$ 46.51
Shares outstanding (unlimited amount authorized, no par value)	55,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,496,204,924
Investments in affiliated issuers	362,369,533
Total cost of investments	$2,858,574,457
See accompanying notes to financial statements.
33

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
INVESTMENT INCOME
Interest income allocated from the Portfolio	$ 25,412,265
Dividend income allocated from the Portfolio	$ 519,427
Interest income — unaffiliated issuers	37,197,512
Dividend income — unaffiliated issuers	(519,427)
Dividend income — affiliated issuers	1,439,542
Expenses allocated from affiliated Portfolio	(2,839,965)
TOTAL INVESTMENT INCOME	61,209,354
EXPENSES
Advisory fee	4,879,125
Trustees’ fees and expenses	19,557
Miscellaneous expenses	1,071
TOTAL EXPENSES	4,899,753
NET INVESTMENT INCOME (LOSS)	$ 56,309,601
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from the Portfolio	(1,496,289)
Investments — unaffiliated issuers	(9,303,727)
Net realized gain (loss)	(10,800,016)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	16,965,856
Unfunded loan commitments	(313)
Investments allocated from the Portfolio	15,428,267
Net change in unrealized appreciation/depreciation	32,393,810
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,593,794
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 77,903,395
See accompanying notes to financial statements.
34

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 56,309,601	$ 146,684,741
Net realized gain (loss)	(10,800,016)	(68,985,052)
Net change in unrealized appreciation/depreciation	32,393,810	(7,710,527)
Net increase (decrease) in net assets resulting from operations	77,903,395	69,989,162
Net equalization credits and charges	733,856	(1,756,152)
Distributions to shareholders	(67,653,500)	(147,138,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	809,492,395	780,016,464
Cost of shares redeemed	(479,922,864)	(1,675,706,058)
Net income equalization	(733,856)	1,756,152
Other Capital	3,045,561	5,615,427
Net increase (decrease) in net assets from beneficial interest transactions	331,881,236	(888,318,015)
Net increase (decrease) in net assets during the period	342,864,987	(967,223,505)
Net assets at beginning of period	2,222,400,110	3,189,623,615
NET ASSETS AT END OF PERIOD	$2,565,265,097	$ 2,222,400,110
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,550,000	16,750,000
Shares redeemed	(10,450,000)	(36,500,000)
Net increase (decrease)	7,100,000	(19,750,000)
See accompanying notes to financial statements.
35

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/19(a) (Unaudited)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 46.25	$ 47.04	$ 47.41	$ 46.64	$ 49.22	$ 50.02
Income (loss) from investment operations:
Net investment income (loss) (b)	1.18	2.48	2.04	1.85	1.95	2.01
Net realized and unrealized gain (loss) (c)	0.41	(0.86)	(0.50)	0.73	(2.58)	(0.88)
Total from investment operations	1.59	1.62	1.54	2.58	(0.63)	1.13
Net equalization credits and charges (b)	0.02	(0.03)	0.04	0.05	0.02	0.01
Other capital (b)	0.06	0.09	0.02	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.41)	(2.47)	(1.97)	(1.88)	(1.99)	(1.96)
Net asset value, end of period	$ 46.51	$ 46.25	$ 47.04	$ 47.41	$ 46.64	$ 49.22
Total return (d)	3.69%	3.68%	3.43%	5.77%	(1.15)%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,565,265	$2,222,400	$3,189,624	$1,820,505	$802,228	$671,810
Ratios to average net assets:
Total expenses	0.70%(e)	0.70%	0.70%	0.70%	0.71%	0.71%
Net investment income (loss)	5.11%(e)	5.33%	4.30%	3.91%	4.15%	4.09%
Portfolio turnover rate (f)	85%(g)	124%	90%	68%	88%	65%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the affiliated Portfolio prior to the discontinuance of the master feeder structure. See Note 1.
(g)	Not annualized.
See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone / GSO Senior Loan ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
Prior to the close of business on September 6, 2019, the Fund had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), a separate series of SSGA Master Trust. The Portfolio was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund. As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the Portfolio.
As of the close of business on September 6, 2019, the securities held by the Portfolio were transferred “in-kind” to the Fund in a tax-free exchange of the Fund’s interests as part of a complete liquidation of the Portfolio.
Effective September 9, 2019, the Fund no longer operates in a master-feeder arrangement, and pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the Portfolio. The discontinuance of the master-feeder arrangement had no impact on the Fund’s shareholders, the Fund’s net asset value (“NAV”) or the results of operations for the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
37

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published NAV per share or unit.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
38

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions, prior to September 6, 2019, consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses.
39

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Subsequent to September 6, 2019, realized gains and losses from the sale and disposition of investments are determined using the identified cost method. For activity prior to September 6, 2019, net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio less expenses of the Fund. Subsequent to September 6, 2019, dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
The Fund was allocated a pro-rata share of the expenses of the Portfolio prior to September 6, 2019.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
40

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

3.    Securities and Other Investments
Loan Agreements
The Fund invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone / GSO Senior Loan ETF	0.70%
The Adviser pays all the operating expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2020.
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Statement of Assets and Liabilities.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Blackstone / GSO Senior Loan ETF	$2,180,215,955	$1,841,999,595
7.    Shareholder Transactions
The Fund issues and redeems its shares, at Net Asset Value (“NAV”), only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone / GSO Senior Loan ETF	$2,858,574,457	$30,229,716	$13,263,860	$16,965,856
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Fund has exclusive access to $300 million of the total credit facility. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone / GSO Senior Loan ETF pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund has no outstanding loans as of December 31, 2019.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
45

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
46

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,036.90
Expenses Paid During Period(a) (b)	3.58
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.60
Expenses Paid During Period(a) (b)	3.56
(a)	Reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
47

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
48

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
49

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRGSOSAR

Semi-Annual Report
December 31, 2019
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	Market Value	% of Net Assets
Toyota Motor Corp.	35,491	1.5%
Roche Holding AG	35,345	1.5
Zurich Insurance Group AG	34,857	1.5
Sysco Corp.	33,959	1.4
Novo Nordisk A/S Class B	33,455	1.4
TOTAL	173,107	7.3%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Insurance	12.9%
Pharmaceuticals	12.9
Diversified Telecommunication Services	9.2
Banks	6.0
Health Care Providers & Services	4.4
Food & Staples Retailing	4.0
Specialty Retail	4.0
Food Products	3.8
Electric Utilities	3.6
Hotels, Restaurants & Leisure	3.3
IT Services	2.8
Multiline Retail	2.6
Health Care Equipment & Supplies	2.5
Multi-Utilities	2.5
Household Products	2.5
Automobiles	2.2
Beverages	2.0
Tobacco	2.0
Equity Real Estate Investment Trusts (REITs)	1.7
Commercial Services & Supplies	1.7
Metals & Mining	1.4
Technology Hardware, Storage & Peripherals	1.4
Airlines	1.4
Aerospace & Defense	1.3
Trading Companies & Distributors	1.2
Biotechnology	1.1
Household Durables	1.1
Communications Equipment	1.0
Oil, Gas & Consumable Fuels	1.0
Wireless Telecommunication Services	0.9
Construction & Engineering	0.6
Gas Utilities	0.3
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.3%
BHP Group, Ltd.	634	$ 17,345
Mirvac Group REIT	3,259	7,285
Qantas Airways, Ltd.	2,566	12,825
Scentre Group REIT	6,862	18,474
Sonic Healthcare, Ltd.	1,085	21,928
Telstra Corp., Ltd.	5,705	14,197
Wesfarmers, Ltd.	1,006	29,277
Woodside Petroleum, Ltd.	216	5,220
		126,551
BELGIUM — 0.9%
Ageas	359	21,229
BERMUDA — 0.7%
Everest Re Group, Ltd.	58	16,057
CANADA — 4.1%
BCE, Inc.	485	22,501
Kirkland Lake Gold, Ltd.	169	7,460
Loblaw Cos., Ltd.	85	4,392
Royal Bank of Canada	141	11,172
Sun Life Financial, Inc.	341	15,570
TELUS Corp.	610	23,652
Toronto-Dominion Bank	227	12,749
		97,496
DENMARK — 1.4%
Novo Nordisk A/S Class B	576	33,455
FRANCE — 1.6%
Peugeot SA	764	18,267
Sanofi	209	21,025
		39,292
GERMANY — 4.6%
Allianz SE	129	31,625
Deutsche Telekom AG	1,832	29,962
Merck KGaA	130	15,373
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	32,179
		109,139
HONG KONG — 1.1%
CLP Holdings, Ltd.	1,500	15,767
HKT Trust & HKT, Ltd.	7,000	9,864
		25,631
ITALY — 1.1%
Eni SpA	1,296	20,142
Snam SpA	1,138	5,986
		26,128
JAPAN — 13.3%
Astellas Pharma, Inc.	1,800	30,973
FUJIFILM Holdings Corp.	600	28,875
Fujitsu, Ltd.	200	18,900
ITOCHU Corp.	900	20,990
Security Description	Shares	Value
Japan Airlines Co., Ltd.	600	$ 18,755
Japan Post Holdings Co., Ltd.	2,400	22,658
Mitsubishi UFJ Financial Group, Inc.	3,300	18,013
Mitsui & Co., Ltd.	400	7,163
Mizuho Financial Group, Inc.	7,800	12,080
Nippon Telegraph & Telephone Corp.	1,200	30,443
NTT DOCOMO, Inc.	800	22,364
Sony Corp.	400	27,241
Sumitomo Mitsui Trust Holdings, Inc.	300	11,972
Tokio Marine Holdings, Inc.	200	11,261
Toyota Motor Corp.	500	35,491
		317,179
NETHERLANDS — 1.2%
Koninklijke Ahold Delhaize NV	1,185	29,656
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd.	6,222	18,176
NORWAY — 0.5%
DNB ASA	634	11,832
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,623
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	338	13,526
SWEDEN — 1.2%
Swedish Match AB	436	22,487
Telia Co. AB	1,271	5,465
		27,952
SWITZERLAND — 8.5%
Nestle SA	264	28,566
Novartis AG	342	32,457
Roche Holding AG	109	35,345
Swiss Life Holding AG	34	17,057
Swiss Re AG	286	32,104
Swisscom AG	46	24,350
Zurich Insurance Group AG	85	34,857
		204,736
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	13,363
UNITED STATES — 51.6%
Aflac, Inc.	539	28,513
Allstate Corp.	274	30,811
Ameren Corp.	144	11,059
American Electric Power Co., Inc.	136	12,853
Amgen, Inc.	104	25,071
Anthem, Inc.	68	20,538
AT&T, Inc.	319	12,467
AutoZone, Inc. (a)	28	33,357
Baxter International, Inc.	335	28,013
Bristol-Myers Squibb Co.	256	16,433
Coca-Cola Co.	386	21,365
DTE Energy Co.	227	29,481
Eli Lilly & Co.	227	29,835

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Entergy Corp.	183	$ 21,923
Eversource Energy	244	20,757
Exelon Corp.	217	9,893
HCA Healthcare, Inc.	209	30,892
Hershey Co.	149	21,900
Home Depot, Inc.	129	28,171
HP, Inc.	232	4,768
International Business Machines Corp.	201	26,942
Johnson & Johnson	208	30,341
JPMorgan Chase & Co.	194	27,044
Kellogg Co.	368	25,451
Kimberly-Clark Corp.	207	28,473
Lockheed Martin Corp.	80	31,150
McDonald's Corp.	142	28,061
Medtronic PLC	276	31,312
Merck & Co., Inc.	350	31,833
Mondelez International, Inc. Class A	261	14,376
Motorola Solutions, Inc.	149	24,010
Newmont Goldcorp Corp.	244	10,602
PepsiCo, Inc.	199	27,197
Pfizer, Inc.	785	30,756
Philip Morris International, Inc.	277	23,570
Pinnacle West Capital Corp.	56	5,036
Procter & Gamble Co.	258	32,224
Public Service Enterprise Group, Inc.	322	19,014
Republic Services, Inc.	107	9,590
Simon Property Group, Inc. REIT	70	10,427
Security Description	Shares	Value
Starbucks Corp.	302	$ 26,552
Sysco Corp.	397	33,959
Target Corp.	256	32,822
TJX Cos., Inc.	532	32,484
UGI Corp.	21	948
UnitedHealth Group, Inc.	105	30,868
US Bancorp	486	28,815
VEREIT, Inc.	608	5,618
Verizon Communications, Inc.	491	30,147
Walmart, Inc.	233	27,690
Waste Management, Inc.	277	31,567
Western Union Co.	824	22,067
Yum! Brands, Inc.	240	24,175
		1,233,221
TOTAL COMMON STOCKS (Cost $2,042,799)		2,374,242
TOTAL INVESTMENTS — 99.3% (Cost $2,042,799)		2,374,242
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		16,043
NET ASSETS — 100.0%		$ 2,390,285
(a)	Non-income producing security.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,374,242	$—	$—	$2,374,242
TOTAL INVESTMENTS	$2,374,242	$—	$—	$2,374,242
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$236,445	$236,445	$—	$—	—	$—	$219
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$261,939	$272,247	$—	$—		$—	$239
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,374,242
Foreign currency, at value	15,094
Receivable for investments sold	5,355
Dividends receivable — unaffiliated issuers	3,119
Dividends receivable — affiliated issuers	66
Receivable from Adviser	529
Receivable for foreign taxes recoverable	3,549
TOTAL ASSETS	2,401,954
LIABILITIES
Due to custodian	6,638
Payable for fund shares repurchased	4,503
Advisory fee payable	524
Trustees’ fees and expenses payable	4
TOTAL LIABILITIES	11,669
NET ASSETS	$2,390,285
NET ASSETS CONSIST OF:
Paid-in Capital	$2,041,460
Total distributable earnings (loss)	348,825
NET ASSETS	$2,390,285
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.84
Shares outstanding (unlimited amount authorized, no par value)	220,582
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,042,799
Foreign currency, at cost	$ 14,875
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 28,508
Dividend income — affiliated issuers	239
Foreign taxes withheld	(1,342)
TOTAL INVESTMENT INCOME (LOSS)	27,405
EXPENSES
Advisory fee	2,979
Trustees’ fees and expenses	15
Miscellaneous expenses	3
TOTAL EXPENSES	2,997
Expenses waived/reimbursed by the Adviser	(2,997)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 27,405
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	46,369
Foreign currency transactions	(85)
Net realized gain (loss)	46,284
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	78,622
Foreign currency translations	247
Net change in unrealized appreciation/depreciation	78,869
NET REALIZED AND UNREALIZED GAIN (LOSS)	125,153
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$152,558
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,405	$ 101,470
Net realized gain (loss)	46,284	83,542
Net change in unrealized appreciation/depreciation	78,869	(204,703)
Net increase (decrease) in net assets resulting from operations	152,558	(19,691)
Distributions to shareholders	(188,440)	(351,241)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	119,353	631,379
Reinvestment of distributions	188,440	351,241
Cost of shares redeemed	(171,500)	(3,326,507)
Net increase (decrease) in net assets from beneficial interest transactions	136,293	(2,343,887)
Net increase (decrease) in net assets during the period	100,411	(2,714,819)
Net assets at beginning of period	2,289,874	5,004,693
NET ASSETS AT END OF PERIOD	$2,390,285	$ 2,289,874
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,616	51,951
Reinvestment of distributions	17,400	36,856
Shares redeemed	(15,679)	(288,025)
Net increase (decrease) from share transactions	12,337	(199,218)
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.13	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	0.59	0.39	0.36	1.21	0.74
Total from investment operations	0.72	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$10.84	$11.00	$12.28	$12.03	$10.89
Total return (b)	6.52%(c)	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,390	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)	—%	—%	—%	—%(d)
Net investment income (loss)	2.30%(d)	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	22%(c)	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2021 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund. This waiver may not be terminated prior to April 30, 2021 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended December 31, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $2,997.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Portfolio.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$514,801	$535,730
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$2,043,747	$360,315	$29,820	$330,495
7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2019.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,065.20	$0.00	$1,025.10	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing the Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
SSGA FM has been designated by the Board to administer the Portfolio’s liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported the Portfolio’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of the Portfolio’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage the Portfolio’s liquidity risk; and
•	the program operated adequately during the period.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
14

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2020 State Street Corporation -All Rights Reserved
SSITDISCEQTYAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) The Schedule of Investments for the SPDR DoubleLine Total Return Tactical ETF is listed below. The Summary Schedule of Investments for this Fund as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.7%
ARGENTINA — 0.2%
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	$ 450,000	$ 340,947
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	2,500,000	1,894,150
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	3,050,000	2,592,500
Series REGS, 9.13%, 4/15/2029	150,000	128,463
YPF SA:
Series REGS, 6.95%, 7/21/2027	900,000	797,697
Series REGS, 8.50%, 7/28/2025	2,100,000	1,977,171
		7,730,928
AUSTRALIA — 0.3%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	2,528,000	2,759,438
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,180,768
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,990,000	2,090,077
Westpac Banking Corp. 3.30%, 2/26/2024	3,205,000	3,341,854
		9,372,137
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	2,085,361
BRAZIL — 0.7%
Banco Bradesco SA Series REGS, 5.75%, 3/1/2022	1,000,000	1,053,650
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	4,800,000	5,093,808
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,900,000	4,980,703
CSN Islands XII Corp. Series REGS, 7.00%, 3/23/2020	1,800,000	1,656,288
CSN Resources SA:
7.63%, 4/17/2026 (a)	1,800,000	1,917,504
Security Description	Principal Amount	Value
Series REGS, 7.63%, 2/13/2023	$ 300,000	$ 319,713
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	300,000	317,568
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	88,118
5.88%, 7/15/2024 (a)	130,000	133,748
6.75%, 2/15/2028 (a)	530,000	586,063
MARB BondCo PLC Series REGS, 6.88%, 1/19/2025	2,200,000	2,337,346
NBM US Holdings, Inc. 7.00%, 5/14/2026 (a)	1,000,000	1,084,110
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	3,600,000	4,052,016
6.90%, 3/19/2049	700,000	821,968
		24,442,603
CANADA — 0.6%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	750,000	778,080
Bank of Nova Scotia 3.40%, 2/11/2024	1,675,000	1,755,115
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	299,727
7.88%, 4/15/2027 (a)	350,000	360,612
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	135,000	54,675
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	3,237,802
Cenovus Energy, Inc. 5.40%, 6/15/2047	1,550,000	1,798,744
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	875,000	914,760
Garda World Security Corp. 8.75%, 5/15/2025 (a)	645,000	667,382
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a)	460,000	484,955
8.50%, 5/1/2027 (a)	285,000	312,237
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	420,000	400,113
MEG Energy Corp. 7.00%, 3/31/2024 (a)	275,000	277,569
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	355,000	380,936
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,630,000	4,701,996
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	2,391,074	1,520,532

1

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	$ 655,000	$ 700,732
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	370,000	377,241
6.50%, 10/15/2027 (a)	375,000	390,326
Tervita Corp. 7.63%, 12/1/2021 (a)	1,035,000	1,044,232
		20,457,766
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 2/5/2020	4,314,000	4,481,211
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	690,000	719,960
		5,201,171
CHILE — 0.7%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	204,862
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,051,070
Series REGS, 5.00%, 7/14/2025	200,000	208,586
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	3,000,000	3,153,210
Series REGS, VRN, 5 Year CMT + 4.92%, 6.35%, 10/7/2079 (b)	400,000	409,724
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,652,000	1,706,351
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,738,785
Empresa Nacional de Telecomunicaciones SA:
Series REGS, 4.75%, 8/1/2026	2,200,000	2,331,054
Series REGS, 4.88%, 10/30/2024	400,000	425,492
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	212,518
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	449,003	452,114
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,000,000	2,068,460
Latam Finance, Ltd. 7.00%, 3/1/2026 (a)	2,700,000	2,924,154
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,300,000	3,367,221
Security Description	Principal Amount	Value
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	$ 300,000	$ 315,003
Transelec SA Series REGS, 4.63%, 7/26/2023	200,000	211,594
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	512,255
Series REGS, 6.88%, 1/15/2024	3,200,000	3,278,432
		24,570,885
CHINA — 0.3%
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	1,500,000	1,571,490
CNOOC Finance, Ltd. 3.00%, 5/9/2023	2,300,000	2,337,904
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	200,000	205,528
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,327,624
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	1,500,000	1,493,010
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	734,510
		8,670,066
COLOMBIA — 0.3%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	213,552
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	400,000	424,064
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,740,698
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,200,000	1,216,512
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029 (a)	500,000	521,340
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	521,190
Millicom International Cellular SA:
6.25%, 3/25/2029 (a)	1,700,000	1,875,559
6.63%, 10/15/2026 (a)	1,500,000	1,661,025
Series REGS, 6.00%, 3/15/2025	400,000	414,500
		8,588,440

2

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COSTA RICA — 0.0% (c)
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	$ 1,295,000	$ 1,324,850
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,342,956
Series REGS, 7.95%, 5/11/2026	1,200,000	1,277,976
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,153,030
		7,773,962
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	725,000	779,411
HONG KONG — 0.0% (c)
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	1,100,000	1,143,615
INDIA — 0.8%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,500,000	2,558,524
Bharat Petroleum Corp., Ltd.:
4.63%, 10/25/2022	500,000	519,225
Series EMTN, 4.00%, 5/8/2025	400,000	411,110
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	1,500,000	1,559,700
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,091,680
5.75%, 8/1/2023	4,900,000	5,326,986
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	891,099
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	4,000,000	4,096,640
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,758,345
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,394,372
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	3,464,840
		27,072,521
Security Description	Principal Amount	Value
INDONESIA — 0.1%
Pertamina Persero PT Series REGS, 4.30%, 5/20/2023	$ 3,000,000	$ 3,169,590
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	1,012,000	1,076,191
		4,245,781
IRELAND — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 8/15/2027 (a)	300,000	315,681
6.00%, 2/15/2025 (a)	395,000	414,319
Avolon Holdings Funding, Ltd.:
3.95%, 7/1/2024 (a)	1,190,000	1,241,670
5.25%, 5/15/2024 (a)	700,000	765,352
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,410,435
Series REGS, 6.88%, 9/15/2027	4,200,000	4,495,554
		8,643,011
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,621,120
5.41%, 12/30/2025 (a)	340,000	356,035
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	660,084
		2,637,239
JAMAICA — 0.0% (c)
Digicel Group Two, Ltd.:
8.25%, 9/30/2022 (a)	1,400,000	325,514
PIK, 9.13%, 4/1/2024 (a)	3,347,257	504,599
		830,113
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.65%, 3/2/2023 (b)	1,650,000	1,654,158
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.74%, 1/17/2023 (b)	2,165,000	2,171,473
		3,825,631
LUXEMBOURG — 0.2%
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	206,762
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	310,000	266,073
8.50%, 10/15/2024 (a)	610,000	556,332

3

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JSL Europe SA Series REGS, 7.75%, 7/26/2024	$ 1,400,000	$ 1,512,658
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	1,100,000	1,147,949
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,700,000	1,785,306
Series REGS, 6.50%, 9/20/2026	2,000,000	2,130,860
		7,605,940
MALAYSIA — 0.4%
CIMB Bank Bhd Series EMTN, 3 Month USD LIBOR + 0.78%, 2.79%, 10/9/2024 (b)	300,000	300,603
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	5,243,200
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	7,116,200
		12,660,003
MAURITIUS — 0.1%
UPL Corp., Ltd. 4.50%, 3/8/2028	2,000,000	2,028,660
MEXICO — 1.0%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,708,544
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	3,210,000	3,431,618
Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (b)	1,200,000	1,240,968
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	1,264,000	1,321,828
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,400,000	1,503,712
BBVA Bancomer SA:
5 year CMT + 4.31%, 5.88%, 9/13/2034 (a) (b)	200,000	209,576
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,000,000	5,041,400
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	202,130
Braskem Idesa SAPI 7.45%, 11/15/2029 (a)	200,000	213,306
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	4,845,000	5,279,742
Credito Real SAB de CV:
Security Description	Principal Amount	Value
9.50%, 2/7/2026 (a)	$ 2,300,000	$ 2,623,150
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,579,530
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,421,238
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (b)	1,500,000	1,589,295
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	1,400,000	1,168,874
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	501,165
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	3,581,097
		32,617,173
NETHERLANDS — 0.3%
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	146,285
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	2,000,000	2,075,100
Series REGS, 5.63%, 8/10/2037	1,700,000	1,849,141
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	159,120
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	752,365
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	4,000,000	4,165,840
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	400,000	423,500
Ziggo B.V. 4.88%, 1/15/2030 (a)	250,000	258,172
		9,829,523
NORWAY — 0.0% (c)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	375,433
PANAMA — 0.1%
Banco General SA Series REGS, 4.13%, 8/7/2027	500,000	525,465
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	3,700,000	3,977,019
Series REGS, 4.50%, 10/20/2021	200,000	206,816
		4,709,300

4

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PERU — 0.1%
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	$ 500,000	$ 504,380
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	1,550,000	1,572,165
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	531,000	549,941
		2,626,486
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,248,630
SINGAPORE — 0.5%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	4,125,625
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	532,780
Oversea-Chinese Banking Corp., Ltd.:
Series REGS, 4.25%, 6/19/2024	1,100,000	1,174,052
Series REGS, 3 Month USD LIBOR + 0.45%, 2.35%, 5/17/2021 (b)	500,000	500,740
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	3,500,000	3,546,690
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	2,034,612
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,053,880
		15,968,379
SPAIN — 0.0% (c)
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	250,000	280,158
SWITZERLAND — 0.0% (c)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	177,854
UNITED KINGDOM — 0.4%
AstraZeneca PLC 6.45%, 9/15/2037	1,225,000	1,733,069
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	624,690
Security Description	Principal Amount	Value
Connect Finco Sarl/Connect US Finco LLC 6.75%, 10/1/2026 (a)	$ 735,000	$ 781,930
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	652,804
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	417,096
Radiant Access, Ltd. 4.60%, 5/18/2020	3,950,000	3,939,769
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,431,479
		11,580,837
UNITED STATES — 8.4%
AbbVie, Inc.:
3.20%, 11/6/2022	1,450,000	1,491,513
4.05%, 11/21/2039 (a)	1,295,000	1,359,620
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	555,000	603,218
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	381,540
AECOM 5.13%, 3/15/2027	730,000	784,728
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,289,229
Air Lease Corp. 3.25%, 3/1/2025	3,490,000	3,597,108
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	414,008
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
4.63%, 1/15/2027 (a)	440,000	440,009
5.88%, 2/15/2028 (a)	450,000	478,665
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	620,000	670,115
Allergan Funding SCS 3.85%, 6/15/2024	1,590,000	1,670,836
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	370,000	396,906
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	435,000	467,316
9.75%, 7/15/2027 (a)	435,000	465,085
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	915,000	936,786
Altria Group, Inc. 5.95%, 2/14/2049	1,500,000	1,816,995
Amazon.com, Inc.:
2.80%, 8/22/2024	2,090,000	2,163,735
3.80%, 12/5/2024	1,255,000	1,357,935

5

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	$ 325,000	$ 333,593
American Express Co. 2.50%, 8/1/2022	1,530,000	1,547,962
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	350,000	371,217
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	264,081
Anthem, Inc. 3.30%, 1/15/2023	3,377,000	3,493,000
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	935,000	977,178
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,709,892
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,081,953
ASGN, Inc. 4.63%, 5/15/2028 (a)	300,000	308,184
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	358,000	237,923
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	970,202
AT&T, Inc. 3.40%, 5/15/2025	2,530,000	2,653,186
Avantor, Inc. 9.00%, 10/1/2025 (a)	980,000	1,096,767
B&G Foods, Inc.:
5.25%, 4/1/2025	605,000	623,561
5.25%, 9/15/2027	380,000	383,025
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	197,861
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	2,570,000	2,575,294
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	385,000	395,849
5.25%, 1/30/2030 (a)	390,000	405,011
5.75%, 8/15/2027 (a)	295,000	320,426
7.00%, 3/15/2024 (a)	240,000	250,378
7.00%, 1/15/2028 (a)	730,000	807,197
7.25%, 5/30/2029 (a)	730,000	833,390
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	250,000	257,773
4.88%, 11/1/2025 (a)	610,000	612,739
Becton Dickinson and Co. 2.89%, 6/6/2022	3,370,000	3,425,706
Berry Global, Inc. 5.63%, 7/15/2027 (a)	660,000	711,203
Boston Properties L.P. 3.65%, 2/1/2026	3,045,000	3,225,355
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	375,000	389,655
Security Description	Principal Amount	Value
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	$ 1,115,000	$ 1,214,090
Bristol-Myers Squibb Co. 4.35%, 11/15/2047 (a)	3,360,000	3,990,336
Builders FirstSource, Inc.:
5.63%, 9/1/2024 (a)	857,000	892,565
6.75%, 6/1/2027 (a)	205,000	225,147
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	268,487
5.13%, 3/15/2028 (a)	165,000	168,699
5.25%, 6/1/2026 (a)	370,000	385,596
5.75%, 1/15/2025	375,000	385,661
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	128,215
Cardinal Health, Inc. 3.41%, 6/15/2027	3,280,000	3,357,638
Carvana Co. 8.88%, 10/1/2023 (a)	365,000	384,590
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	655,000	687,357
Caterpillar, Inc. 3.40%, 5/15/2024	3,346,000	3,540,737
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	755,000	770,024
5.00%, 2/1/2028 (a)	195,000	204,487
5.75%, 2/15/2026 (a)	1,600,000	1,687,376
CDK Global, Inc.:
5.25%, 5/15/2029 (a)	260,000	278,894
5.88%, 6/15/2026	200,000	213,876
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	430,000	463,372
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	355,000	308,722
Centene Corp.:
4.25%, 12/15/2027 (a)	460,000	473,717
4.63%, 12/15/2029 (a)	405,000	426,501
Century Communities, Inc. 6.75%, 6/1/2027 (a)	360,000	385,819
CenturyLink, Inc. 5.13%, 12/15/2026 (a)	390,000	397,601
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	377,304
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,550,461
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	245,000	251,674
5.25%, 10/1/2025	935,000	973,410
5.63%, 10/1/2026	455,000	481,199
Cigna Corp.:
4.90%, 12/15/2048	1,610,000	1,924,900

6

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 2.89%, 7/15/2023 (b)	$ 1,665,000	$ 1,672,259
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	604,000	633,058
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,603,773
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	485,811
5.13%, 7/15/2029 (a)	145,000	155,225
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	395,000	438,027
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	381,604
CNO Financial Group, Inc. 5.25%, 5/30/2029	255,000	287,020
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	970,000	893,448
Colfax Corp.:
6.00%, 2/15/2024 (a)	280,000	298,309
6.38%, 2/15/2026 (a)	570,000	622,326
Comcast Corp. 4.70%, 10/15/2048	1,530,000	1,887,775
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	464,527
6.00%, 3/1/2026 (a)	145,000	154,289
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	385,286
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	655,000	678,364
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	680,000	735,406
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	400,000	422,256
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,779,640
CSC Holdings LLC:
5.25%, 6/1/2024	810,000	872,986
5.75%, 1/15/2030 (a)	810,000	864,391
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	865,000	851,809
CSX Corp. 3.35%, 9/15/2049	1,935,000	1,912,380
CVS Health Corp. 3.70%, 3/9/2023	3,325,000	3,461,923
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	715,000	749,284
Dana, Inc. 5.38%, 11/15/2027	125,000	128,793
Security Description	Principal Amount	Value
Delta Air Lines, Inc. 3.63%, 3/15/2022	$ 2,105,000	$ 2,157,204
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	540,000	547,101
Discover Financial Services 4.10%, 2/9/2027	1,565,000	1,686,788
DISH DBS Corp. 5.88%, 11/15/2024	420,000	429,874
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,657,415
DowDuPont, Inc. 5.42%, 11/15/2048	1,395,000	1,718,766
Duke Energy Corp. 2.65%, 9/1/2026	3,535,000	3,556,563
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	205,000	236,668
Eagle Holding Co. II LLC PIK, 7.75%, 5/15/2022 (a)	405,000	410,954
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	578,111
Embarq Corp. 8.00%, 6/1/2036	370,000	391,723
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	191,812
4.75%, 2/1/2030	60,000	62,372
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	587,092
Energy Transfer Operating L.P. 4.75%, 1/15/2026	1,455,000	1,572,491
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,298,178
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	120,000	75,034
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (d)	335,000	239,374
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,195,000	1,236,490
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,566,004
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	187,046
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	92,533
FedEx Corp. 4.75%, 11/15/2045	815,000	865,065
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	529,746
8.25%, 11/15/2026 (a)	500,000	563,340
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	635,000	640,213

7

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	$ 510,000	$ 15,422
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	2,950,000	3,090,803
5.45%, 3/15/2043	2,550,000	2,641,188
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	754,480
Frontier Communications Corp.:
7.13%, 1/15/2023	285,000	139,334
8.00%, 4/1/2027 (a)	410,000	429,442
8.50%, 4/15/2020	135,000	81,046
8.50%, 4/1/2026 (a)	230,000	233,025
FTS International, Inc. 6.25%, 5/1/2022	320,000	209,802
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	615,000	625,264
General Electric Co. Series MTN, 5.88%, 1/14/2038	700,000	846,643
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.69%, 8/7/2020 (b)	645,000	646,006
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	130,586
3 Month USD LIBOR + 0.99%, 3.03%, 1/5/2023 (b)	2,691,000	2,678,056
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,183,235
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,628,482
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	575,000	609,443
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	335,702
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	1,120,000	1,158,763
8.75%, 10/1/2025 (a)	150,000	160,628
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 1.17%, 3.08%, 5/15/2026 (b)	3,545,000	3,585,838
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	195,000	202,123
7.00%, 5/15/2027 (a)	575,000	640,654
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	210,845
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	400,000	301,644
Security Description	Principal Amount	Value
Gulfport Energy Corp. 6.38%, 5/15/2025	$ 555,000	$ 352,419
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,700,856
HCA, Inc.:
4.13%, 6/15/2029	815,000	865,701
5.25%, 4/15/2025	190,000	212,897
5.38%, 9/1/2026	1,575,000	1,756,928
5.88%, 2/1/2029	65,000	75,133
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	590,000	598,018
5.63%, 2/15/2026 (a)	1,275,000	1,332,171
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	312,210
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	421,187
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	514,598
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	135,000	125,449
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	302,944
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,570,000	1,601,620
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,800,214
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	788,101
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	609,290
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027 (a)	380,000	390,059
6.25%, 5/15/2026	715,000	762,755
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	310,000	324,812
6.38%, 5/1/2026	145,000	157,688
8.38%, 5/1/2027	75,000	82,756
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	250,701
Informatica LLC 7.13%, 7/15/2023 (a)	740,000	752,365
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	464,889
IQVIA, Inc. 5.00%, 5/15/2027 (a)	640,000	677,837
IRB Holding Corp. 6.75%, 2/15/2026 (a)	745,000	779,978
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	820,000	879,237
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	230,000	233,866

8

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
iStar, Inc. 4.75%, 10/1/2024	$ 305,000	$ 317,697
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	2,200,000	2,316,160
7.00%, 1/15/2026 (a)	500,000	543,575
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	190,000	203,959
6.50%, 4/15/2029 (a)	510,000	566,794
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	905,000	930,132
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	821,758
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,435,000	1,564,365
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	230,000	236,155
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	509,001
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,096,000	3,262,100
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	460,000	471,449
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	575,000	599,886
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	960,000	1,022,976
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,105,000	1,127,244
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	676,811
Match Group, Inc. 5.00%, 12/15/2027 (a)	775,000	808,790
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	735,000	821,370
MGM Resorts International 5.75%, 6/15/2025	690,000	772,655
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	873,355
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,265,000	3,411,370
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	265,000	202,126
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	835,851
Security Description	Principal Amount	Value
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	$ 1,060,000	$ 1,119,689
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	300,832
Nabors Industries, Inc. 5.75%, 2/1/2025	370,000	333,159
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	600,000	636,558
Navient Corp. 6.50%, 6/15/2022	895,000	973,241
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	615,000	624,016
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	255,773
5.88%, 2/15/2025	410,000	458,319
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,555,000	1,567,767
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	327,031
NFP Corp. 6.88%, 7/15/2025 (a)	990,000	991,673
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026 (a)	250,000	242,618
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	285,000	309,074
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	540,156
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,298,009
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	430,000	468,915
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	330,000	275,831
6.88%, 3/15/2022	500,000	485,670
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	440,000	475,508
8.50%, 5/15/2027 (a)	225,000	239,076
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	750,000	777,097
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	715,000	756,656
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	638,000	626,210
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	795,000	842,748
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	720,887
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	613,841
PetSmart, Inc.:

9

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/1/2025 (a)	$ 307,000	$ 313,508
7.13%, 3/15/2023 (a)	390,000	382,372
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	945,000	1,021,715
Polaris Intermediate Corp. PIK, 8.50%, 12/1/2022 (a)	200,000	186,036
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	730,000	765,697
5.50%, 12/15/2029 (a)	140,000	149,458
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	400,000	419,228
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	750,696
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	475,374
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	680,000	679,946
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	148,693
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,649,630
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,637,272
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,670,000	1,712,652
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	512,753
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	607,753
7.00%, 5/15/2028 (a)	90,000	96,575
7.25%, 11/15/2029 (a)	215,000	233,507
8.25%, 3/15/2026 (a)	225,000	248,013
Scotts Miracle-Gro Co 4.50%, 10/15/2029 (a)	440,000	449,134
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	293,191
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	930,769
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	780,000	808,743
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	695,000	739,397
5.50%, 7/1/2029 (a)	340,000	367,931
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	930,000	964,131
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,682,451
Southern California Edison Co. 4.00%, 4/1/2047	825,000	867,760
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	382,402
Springleaf Finance Corp.:
Security Description	Principal Amount	Value
5.38%, 11/15/2029	$ 250,000	$ 261,038
6.63%, 1/15/2028	125,000	140,944
7.13%, 3/15/2026	324,000	374,884
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,373,149
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,460,162
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	765,000	815,911
Staples, Inc.:
7.50%, 4/15/2026 (a)	450,000	468,194
10.75%, 4/15/2027 (a)	150,000	152,718
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	285,000	314,574
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	405,000	442,503
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	880,000	845,750
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	300,000	319,647
Series WI, 5.50%, 2/15/2026	570,000	592,065
Sysco Corp. 3.25%, 7/15/2027	1,595,000	1,669,678
Talen Energy Supply LLC 6.63%, 1/15/2028 (a)	335,000	340,611
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	225,000	1,352
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030 (a)	255,000	262,372
5.88%, 4/15/2026	615,000	654,606
6.50%, 7/15/2027 (a)	200,000	219,180
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	1,110,000	1,146,907
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	988,038
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	570,937
5.13%, 11/1/2027 (a)	230,000	242,859
6.25%, 2/1/2027 (a)	610,000	658,282
7.00%, 8/1/2025	560,000	591,590
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	551,425
T-Mobile USA, Inc. 4.50%, 2/1/2026	1,405,000	1,446,771
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	360,000	364,176
6.25%, 3/15/2026 (a)	675,000	731,889
6.38%, 6/15/2026	430,000	457,533

10

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	$ 195,800	$ 200,033
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	900,000	952,245
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	350,000	361,543
Transocean, Inc. 7.25%, 11/1/2025 (a)	355,000	349,320
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	369,078
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	168,342
7.75%, 8/15/2025	547,000	571,774
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	670,000	703,326
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	210,000	215,760
8.00%, 11/1/2026 (a)	385,000	401,078
Union Pacific Corp. 4.30%, 3/1/2049	1,590,000	1,838,422
United Rentals North America, Inc.:
5.25%, 1/15/2030	70,000	75,335
6.50%, 12/15/2026	815,000	896,899
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	185,000	184,880
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	1,065,000	1,112,893
Verizon Communications, Inc.:
4.02%, 12/3/2029	1,541,000	1,723,393
4.27%, 1/15/2036	765,000	866,072
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	833,074
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	1,040,000	1,111,802
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	112,700
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	380,513
Vistra Operations Co. LLC 5.63%, 2/15/2027 (a)	295,000	310,992
Vizient, Inc. 6.25%, 5/15/2027 (a)	720,000	774,180
Waste Management, Inc. 3.45%, 6/15/2029	1,620,000	1,730,938
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	820,000	855,096
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	15,193
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	599,650
5.38%, 8/15/2026 (a)	730,000	778,968
Wells Fargo & Co.:
Security Description	Principal Amount	Value
3.07%, 1/24/2023	$ 1,535,000	$ 1,566,514
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,684,522
Welltower, Inc. 4.13%, 3/15/2029	3,325,000	3,634,690
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	325,000	323,430
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	176,549
Whiting Petroleum Corp. 6.63%, 1/15/2026	750,000	509,655
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	520,478
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,575,458
Willis North America, Inc. 3.88%, 9/15/2049	1,940,000	1,944,016
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	230,000	241,049
WPX Energy, Inc. 5.25%, 10/15/2027	435,000	458,377
WRKCo, Inc. 3.75%, 3/15/2025	1,460,000	1,537,351
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	394,208
		281,758,683
TOTAL CORPORATE BONDS & NOTES (Cost $536,915,975)		557,862,550
ASSET-BACKED SECURITIES — 2.3%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,972,200	1,954,553
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 2.13%, 10/25/2024 (b)	1,270,403	1,261,450
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 1.96%, 1/25/2037 (b)	27,372,258	22,574,465
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (e)	5,785,311	5,819,440
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 2.84%, 8/15/2036 (a) (b)	2,320,000	2,315,622
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,411,760	1,404,086

11

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CLNC, Ltd. Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.25%, 2.98%, 8/20/2035 (a) (b)	$ 3,527,000	$ 3,527,000
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	905,842	908,781
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	1,748,008	1,736,700
GPMT, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.30%, 3.04%, 2/22/2036 (a) (b)	3,168,000	3,168,041
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,491,624	1,622,951
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,810,960	2,844,907
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.24%, 5/15/2036 (a) (b)	3,382,000	3,382,000
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	1,380,938	1,389,839
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	904,799	908,773
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/25/2058 (a) (e)	6,343,986	6,356,010
Sofi Consumer Loan Program LLC Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	1,100,560	1,104,430
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	946,429	958,645
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 1.95%, 5/25/2036 (b)	3,198,481	3,127,707
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.96%, 12/25/2036 (b)	1,986,923	1,927,200
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,420,000	1,424,927
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month USD LIBOR + 1.45%, 3.19%, 9/15/2034 (a) (b)	3,527,000	3,524,796
Security Description	Principal Amount	Value
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (e)	$ 1,720,693	$ 1,729,524
VOLT LXXX LLC Series 2019-NPL6, Class A1A, ABS, 3.23%, 10/25/2049 (a) (e)	2,802,260	2,802,232
TOTAL ASSET-BACKED SECURITIES (Cost $77,048,209)		77,774,079
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
BRAZIL — 0.1%
Banco Nacional de Desenvolvimento Economico e Social Series REGS, 4.75%, 5/9/2024	1,200,000	1,275,108
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.98%, 6.13%, 12/12/2022 (b)	1,300,000	1,355,965
		2,631,073
CANADA — 0.0% (c)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	520,159
COLOMBIA — 0.1%
Colombia Government International Bond 2.63%, 3/15/2023	2,400,000	2,414,880
COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	2,400,000	2,484,576
DOMINICAN REPUBLIC — 0.0% (c)
Dominican Republic International Bond Series 144A, 6.40%, 6/5/2049 (a)	1,000,000	1,096,920
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027 (a)	4,500,000	4,841,100
Series REGS, 3.75%, 3/1/2023	700,000	728,308
Series REGS, 4.15%, 3/29/2027	2,000,000	2,151,600
		7,721,008
ISRAEL — 0.0% (c)
Israel Government International Bond 2.88%, 3/16/2026	1,300,000	1,357,213

12

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
LUXEMBOURG — 0.0% (c)
Adecoagro SA Series REGS, 6.00%, 9/21/2027	$ 150,000	$ 150,644
MEXICO — 0.1%
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026	2,000,000	2,026,200
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,281,040
PHILIPPINES — 0.2%
Philippine Government International Bond 4.20%, 1/21/2024	5,000,000	5,390,850
THAILAND — 0.0% (c)
Export Import Bank of Thailand:
Series EMTN, 3 Month USD LIBOR + 0.85%, 2.76%, 5/23/2024 (b)	900,000	903,834
Series EMTN, 3 Month USD LIBOR + 0.90%, 2.80%, 11/20/2023 (b)	420,000	422,747
		1,326,581
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $30,378,021)		31,401,144
Shares
COMMON STOCKS — 0.0% (c)
UNITED STATES — 0.0% (c)
Weatherford International PLC (f)	2,072	57,902
	Principal Amount
SENIOR FLOATING RATE LOANS — 2.1%
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc. Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 4.30%, 5/30/2025	1,137,598	1,142,513
WP CPP Holdings, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.68%, 4/30/2025	685,000	681,575
		1,824,088
	Principal Amount	Value
AUTO COMPONENTS — 0.0% (c)
Mavis Tire Express Services Corp.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 3/20/2025	$ 254,568	$ 248,840
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.25%, 3.46%, 3/20/2025	7,287	7,123
Panther BF Aggregator 2 L.P. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 4/30/2026	285,179	286,695
		542,658
BUILDING PRODUCTS — 0.0% (c)
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 5.49%, 4/12/2025	180,863	181,031
CAPITAL MARKETS — 0.0% (c)
Deerfield Dakota Holdings LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 2/13/2025	285,970	285,689
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.44%, 7/10/2025	678,709	685,656
CHEMICALS — 0.0% (c)
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 11/21/2024	159,432	161,093
Messer Industries Gmbh Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.44%, 3/1/2026	142,888	143,850
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 4.96%, 10/1/2025	174,908	175,273
		480,216

13

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
COMMERCIAL SERVICES — 0.0% (c)
Trans Union, LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 1.75%, 3.55%, 11/16/2026	$ 203,942	$ 205,020
Wand NewCo 3, Inc. Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 2/5/2026	699,286	706,062
		911,082
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Allied Universal Holdco LLC:
Senior Secured 2019 Delayed Draw Term Loan, 1 Month USD LIBOR + 4.25%, 6.05%, 7/10/2026	62,613	63,069
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.05%, 7/10/2026	632,387	636,998
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1/27/2027 (g)	315,000	317,068
Emerald TopCo, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 7/24/2026	334,162	336,513
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.94%, 9/23/2026	264,338	265,478
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 5.05%, 10/1/2025	717,413	724,408
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.30%, 8/27/2025	1,119,940	1,130,204
		3,473,738
COMPUTER SERVICES — 0.0% (c)
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/19/2025	575,000	579,747
	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.0% (c)
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 5.94%, 4/6/2026	$ 334,093	$ 336,832
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 10/25/2023	227,992	223,623
CONTAINERS & PACKAGING — 0.1%
Berry Global, Inc. Senior Secured USD Term Loan U, 1 Month USD LIBOR + 2.50%, 4.22%, 7/1/2026	1,411,735	1,417,522
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.55%, 2/5/2023	563,079	565,546
		1,983,068
CONTAINERS-PAPER/PLASTIC — 0.0% (c)
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 12/29/2023 (g)	350,000	348,031
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.04%, 7/21/2025	396,000	398,928
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 4/29/2026	1,411,416	1,422,686
		1,821,614
DIVERSIFIED OPERATIONS — 0.0% (c)
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 6.94%, 5/29/2026	229,425	215,201

14

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 6 Month USD LIBOR + 3.75%, 5.68%, 11/27/2023	$ 177,174	$ 177,791
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 3.55%, 3/1/2027	957,531	962,021
Telesat Canada Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.75%, 4.63%, 12/7/2026	220,000	221,421
		1,361,233
ELECTRIC-GENERATION — 0.0% (c)
1199169 B.C. Unlimited Liability Company Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 5.94%, 4/6/2026	179,620	181,092
Edgewater Generation, L.L.C. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 12/13/2025	146,681	141,089
		322,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 2/12/2025	325,302	324,896
ENTERTAINMENT — 0.0% (c)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.75%, 4.49%, 10/19/2026	340,468	344,726
FINANCIAL SERVICES — 0.0% (c)
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.75%, 4.55%, 6/16/2023	714,344	716,802
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.49%, 2/3/2024	844,017	850,875
	Principal Amount	Value
US Foods, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/13/2026	$ 1,401,488	$ 1,409,595
		2,260,470
FOOD PRODUCTS — 0.1%
Albertsons, LLC Senior Secured 2019 Term Loan B7, 1 Month USD LIBOR + 2.75%, 4.55%, 11/17/2025	296,588	299,626
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.80%, 5/1/2026	1,408,411	1,423,079
		1,722,705
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Hearthside Food Solutions LLC Senior Secured 2018 Term Loan B, Beverage, Food and Tobacco, 5/23/2025 (g)	184,532	183,240
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 6.40%, 2/11/2026	692,878	697,496
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 2/27/2026	803,926	809,288
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 6/7/2023	702,281	707,988
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 10/10/2025	198,838	170,586
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.56%, 7/2/2025	1,396,389	1,405,556
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.30%, 11/17/2025	562,896	568,173

15

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Select Medical Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.58%, 3/6/2025	$ 1,829	$ 1,835
Sotera Health Holdings, LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.50%, 6.29%, 12/11/2026	565,000	568,003
Zelis Healthcare Corporation , 3 Month USD LIBOR + 4.75%, 6.55%, 9/30/2026	105,000	105,711
		5,034,636
HEALTH CARE TECHNOLOGY — 0.0% (c)
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.30%, 3/1/2024	679,933	683,333
HOTELS, RESTAURANTS & LEISURE — 0.2%
1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B4, 1 Month USD LIBOR + 1.75%, 3.55%, 11/19/2026	1,330,000	1,333,152
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 4.55%, 7/31/2024	999,830	1,009,828
Caesars Resort Collection LLC:
Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 12/23/2024	1,137,099	1,140,772
Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 3.80%, 10/7/2024	596,403	601,302
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.69%, 9/18/2024	226,223	214,983
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 3 Month USD LIBOR + 2.75%, 4.72%, 10/4/2023	282,346	283,694
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 4.66%, 6/10/2022	599,866	602,398
	Principal Amount	Value
MGM Growth Properties Operating Partnership LP Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 3/21/2025	$ 660,367	$ 664,263
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 4.05%, 10/15/2025	233,233	234,516
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%, 4.59%, 8/14/2024	601,811	604,279
		6,689,187
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corporation Senior Secured Term Loan B9, 3 Month USD LIBOR + 2.75%, 4.20%, 4/5/2026	987,765	994,926
INSURANCE — 0.1%
Acrisure LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.19%, 11/22/2023	843,857	847,549
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 10/22/2024	1,055,133	1,060,013
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 12/31/2025	845,353	846,938
		2,754,500
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 5/31/2025	217,342	182,878
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.06%, 11/21/2024	148,399	142,463
		325,341

16

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 6/15/2025	$ 708,466	$ 709,794
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.55%, 2/1/2023	863,556	805,266
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.49%, 10/10/2025	178,696	178,811
		1,693,871
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Jaguar Holding Company II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.30%, 8/18/2022	599,374	603,393
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 9/27/2024	172,297	169,497
		772,890
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 4.80%, 3/29/2025	1,399,175	1,406,759
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.80%, 3/28/2025	147,155	145,078
		1,551,837
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 8/1/2025	954,625	962,677
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 8/21/2026	69,825	70,330
		1,033,007
	Principal Amount	Value
MEDIA — 0.2%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 4.24%, 4/15/2027	$ 1,411,382	$ 1,419,906
NEP/NCP Holdco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 10/20/2025	272,250	268,166
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 4.45%, 9/18/2026	1,235,000	1,243,633
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.75%, 6.66%, 12/17/2021	361,363	201,214
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 4.24%, 9/30/2026	279,300	280,653
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 4.24%, 1/31/2028	1,348,421	1,358,622
		4,772,194
METAL-DIVERSIFIED — 0.0% (c)
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 6.04%, 6/1/2025	170,335	132,236
METALS & MINING — 0.0% (c)
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 6.55%, 2/27/2023	704,658	706,420
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 3.69%, 6/11/2025	456,524	459,521
Radiology Partners Holdings LLC Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, 6.66%, 7/9/2025	595,228	599,199
		1,058,720

17

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.04%, 8/25/2023	$ 349,558	$ 275,308
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Calpine Corporation Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.50%, 4.30%, 8/12/2026	79,800	80,393
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 5.96%, 2/7/2025	188,170	187,798
		268,191
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.74%, 6/2/2025	423,809	426,767
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.49%, 11/27/2025	981,750	988,195
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.74%, 11/15/2027	25,000	25,244
		1,440,206
PIPELINES — 0.0% (c)
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.44%, 11/1/2026	485,000	489,986
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 5/22/2026	703,499	697,786
		1,187,772
REAL ESTATE — 0.0% (c)
ESH Hospitality, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/18/2026	345,060	348,342
	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Forest City Enterprises, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.30%, 12/8/2025	$ 701,935	$ 706,760
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 2.00%, 3.79%, 12/20/2024	1,423,068	1,431,756
		2,138,516
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.40%, 6/30/2024	255,359	151,939
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.22%, 2/5/2025	990,871	998,510
Whatabrands LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 4.94%, 8/2/2026	309,225	311,379
		1,309,889
ROAD & RAIL — 0.0% (c)
Genesee & Wyoming Inc. (New) Senior Secured Term Loan, 3.91%, 11/6/2026	515,000	520,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
ON Semiconductor Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 3.80%, 9/19/2026	234,412	236,362
SOFTWARE — 0.3%
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 6 Month USD LIBOR + 3.50%, 5.70%, 6/13/2024	706,199	702,767
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.19%, 9/19/2024	617,270	620,307
Camelot U.S. Acquisition 1 Co. , 5.05%, 10/31/2026	190,000	191,472

18

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 5.80%, 10/16/2026	$ 545,000	$ 547,725
Greeneden U.S. Holdings II LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.05%, 12/1/2023	854,828	858,833
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.30%, 7/1/2024	960,196	967,023
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 4.91%, 11/1/2023	604,767	608,643
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 11/29/2024	359,086	356,899
Solera, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.55%, 3/3/2023	848,377	851,096
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.19%, 9/30/2022	788,354	791,173
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.05%, 4/16/2025	967,616	975,338
Ultimate Software Group Inc(The) Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 5.55%, 5/4/2026	1,421,437	1,432,766
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.05%, 7/2/2025	727,038	720,222
		9,624,264
SPECIALTY RETAIL — 0.0% (c)
PetSmart, Inc. Senior Secured Consenting Term Loan, 1 Month USD LIBOR + 4.00%, 5.74%, 3/11/2022	430,000	426,259
TELECOM SERVICES — 0.0% (c)
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.99%, 12/15/2024	252,476	248,499
	Principal Amount	Value
Connect Finco Sarl , 12/11/2026 (g)	$ 175,000	$ 176,299
Sprint Communications, Inc. Senior Secured 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 4.31%, 2/2/2024	428,520	425,520
		850,318
TELECOMMUNICATION EQUIP — 0.0% (c)
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.19%, 11/30/2025	181,893	172,646
TELEVISION — 0.0% (c)
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 4.20%, 1/2/2026	1,209,581	1,218,937
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
HD Supply, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 1.75%, 3.55%, 10/17/2023	342,400	345,180
TRANSPORT-AIR FREIGHT — 0.0% (c)
WestJet Airlines, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 4.72%, 12/11/2026	640,000	646,573
TOTAL SENIOR FLOATING RATE LOANS (Cost $70,418,100)		70,492,935
U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.0%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/2033	2,808,072	2,844,080
2.50%, 11/1/2039	17,839,306	17,877,268
3.00%, 11/1/2042	14,725,228	15,180,105
3.00%, 12/1/2042	12,852,963	13,154,956
3.00%, 1/1/2045	2,321,099	2,386,204
3.00%, 2/1/2045	1,632,124	1,674,770
3.00%, 3/1/2045	1,731,584	1,776,829
3.00%, 4/1/2045	35,790,333	36,771,131
3.00%, 5/1/2045	6,113,795	6,273,543
3.00%, 8/1/2045	16,545,684	16,978,008
3.00%, 7/1/2047	5,663,488	5,796,557
3.50%, 2/1/2045	2,867,119	3,004,968
3.50%, 4/1/2045	26,702,180	28,063,663
3.50%, 6/1/2045	12,108,788	12,746,276

19

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
3.50%, 10/1/2045	$ 14,301,076	$ 15,053,981
3.50%, 2/1/2046	13,561,915	14,148,458
4.00%, 4/1/2047	32,043,767	33,708,820
4.00%, 7/1/2047	10,063,967	10,586,909
4.00%, 10/1/2047	20,668,033	21,741,982
4.50%, 6/1/2044	1,934,483	2,090,963
Series 326, Class 300, CMO, 3.00%, 3/15/2044	28,726,467	29,277,744
Series 358, Class 300, CMO, 3.00%, 10/15/2047	29,584,386	30,386,451
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,900,165	4,157,434
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 4.26%, 5/15/2041 (b)	9,626,693	1,203,232
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	9,252,471	9,615,033
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.91%, 5/15/2041 (b)	1,935,366	188,195
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	13,768,059	13,602,032
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,436,913	16,340,863
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	6,258,098	6,267,123
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	29,847,313	32,480,618
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,467,491	3,467,551
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,714,134	12,733,023
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,541,955	1,570,204
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,196,470	4,207,208
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	5,437,854	5,554,527
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	8,492,493	8,706,131
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,428,044	13,508,351
	Principal Amount	Value
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	$ 5,642,272	$ 5,776,956
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	10,504,340	10,770,081
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	10,059,787	9,909,759
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	9,529,770	9,665,580
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,866,852	9,243,829
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	11,150,692	11,399,123
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	11,338,646	11,614,949
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	8,377,034	8,496,593
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	7,280,179	7,383,351
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	8,013,342	8,233,645
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	14,853,262	15,041,498
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	11,554,782	11,860,918
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	35,909,092	36,495,250
Series 4750, Class PA, 3.00%, 7/15/2046	19,487,506	19,763,916
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	19,618,240	19,898,768
Federal National Mortgage Association:
2.22%, 12/1/2029	5,400,000	5,306,075
2.29%, 10/1/2031	3,508,000	3,423,296
2.32%, 12/1/2029	7,600,000	7,529,282
2.41%, 10/1/2029	25,000,000	24,991,825
2.42%, 12/1/2031	9,900,000	9,746,282
2.44%, 1/1/2032	16,600,000	16,600,000
2.49%, 1/1/2032 (h)	25,700,000	25,437,765
2.50%, 12/1/2039	10,757,030	10,779,921
2.50%, 9/1/2046	4,658,070	4,620,125
2.50%, 2/1/2047	12,317,190	12,276,551
2.69%, 8/1/2030	24,539,445	25,031,735

20

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
1.67% - 1 Month USD LIBOR 2.72%, 5/1/2044 (b)	$ 12,617,468	$ 12,742,848
2.77%, 7/1/2031	4,000,000	4,077,448
2.80%, 11/1/2039	10,034,000	9,961,684
3.00%, 5/1/2035	8,174,105	8,421,804
3.00%, 10/1/2041	27,366,031	28,009,177
3.00%, 3/1/2043	4,648,263	4,782,730
3.00%, 7/1/2043	7,828,406	8,001,234
3.00%, 1/1/2045	1,788,862	1,825,768
3.00%, 3/1/2045	2,422,599	2,484,373
3.00%, 4/1/2045	9,973,559	10,160,820
3.00%, 7/1/2045	28,761,960	29,593,998
3.00%, 11/1/2045	18,857,063	19,337,902
3.00%, 10/1/2046	7,500,661	7,676,939
3.00%, 2/1/2047	23,866,382	24,427,280
3.00%, 11/1/2048	14,639,438	14,983,489
3.00%, 10/1/2049	7,659,850	7,769,192
3.00%, 4/1/2053	15,935,938	16,420,105
3.50%, 9/1/2034	2,158,491	2,259,052
3.50%, 12/1/2034	1,917,334	2,006,660
3.50%, 2/1/2035	1,228,411	1,285,641
3.50%, 1/1/2045	12,243,908	12,880,270
3.50%, 2/1/2045	3,941,666	4,128,632
3.50%, 6/1/2045	11,658,300	12,264,923
4.50%, 3/1/2044	2,171,302	2,345,161
4.50%, 6/1/2044	1,080,882	1,167,430
4.50%, 7/1/2044	935,385	1,010,283
4.50%, 2/1/2045	1,302,017	1,406,271
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,431,429	2,496,870
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 4.21%, 6/25/2041 (b)	6,130,700	908,553
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	5,894,851	5,837,041
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,230,244	3,255,022
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 3.46%, 1/25/2043 (b)	1,248,324	1,071,177
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,168,370	17,276,534
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	4,187,021	4,110,611
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 3.46%, 4/25/2043 (b)	1,718,187	1,586,405
	Principal Amount	Value
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	$ 6,561,675	$ 6,516,233
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,433,202	9,473,845
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	6,549,294	6,709,764
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	9,324,692	9,569,278
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	11,279,332	11,385,615
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,846,286	4,832,117
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	10,725,354	10,935,991
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	17,623,753	17,935,993
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	23,862,976	24,249,371
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	9,191,276	9,338,894
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	29,803,177	30,367,266
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	19,130,739	19,217,164
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	13,913,863	14,099,682
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	35,948,697	36,714,289
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	33,662,262	34,104,353
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	26,129,395	26,406,496
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	56,205,361	57,100,567
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	13,046,822	13,248,486
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	10,488,134	10,627,954

21

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Series 2018-M10, Class A1, 3.38%, 7/25/2028 (b)	$ 20,080,114	$ 21,220,751
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 4.31%, 11/16/2043 (b)	2,217,875	382,737
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	9,660,277	9,805,213
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 4.42%, 7/20/2042 (b)	6,027,709	759,614
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,458,806,864)		1,469,397,264
U.S. TREASURY OBLIGATIONS — 24.4%
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	26,624,429	27,046,122
Treasury Notes:
1.63%, 5/15/2026	110,500,000	109,377,734
2.13%, 2/29/2024	73,200,000	74,555,344
2.13%, 7/31/2024	94,400,000	96,236,376
2.25%, 11/15/2025	106,000,000	108,898,438
2.38%, 1/31/2023	26,500,000	27,104,531
2.38%, 5/15/2029	88,100,000	91,637,766
2.63%, 2/15/2029	18,500,000	19,618,672
2.88%, 8/15/2028	18,900,000	20,385,422
3.13%, 11/15/2028	8,800,000	9,684,125
U.S. Treasury Bill:
1.83%, 2/13/2020	48,300,000	48,216,179
1.84%, 1/2/2020	79,200,000	79,200,000
1.84%, 2/27/2020	102,600,000	102,359,004
TOTAL U.S. TREASURY OBLIGATIONS (Cost $801,430,723)		814,319,713
MORTGAGE-BACKED SECURITIES — 4.7%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	5,833,455	5,089,485
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,721,044	3,012,538
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,361,469	2,630,074
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	4,274,839	4,286,118
	Principal Amount	Value
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	$ 3,957,192	$ 3,957,192
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	3,366,853	3,276,951
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	5,254,819	4,637,351
BANK Series 2017-BNK6, Class XA, IO, 0.86%, 7/15/2060 (b)	54,664,424	2,547,290
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 2.94%, 8/15/2036 (a) (b)	863,000	858,358
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.44%, 8/15/2036 (a) (b)	983,000	983,138
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.24%, 8/15/2036 (a) (b)	1,982,000	1,983,627
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.24%, 8/15/2036 (a) (b)	1,974,000	1,972,701
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 10/15/2037 (a) (b)	205,725	204,685
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.26%, 1/26/2037 (a) (b)	10,472,169	9,396,955
BHMS Series 2018-ATLS, Class A, Class A, 1 Month USD LIBOR + 1.25%, 2.99%, 7/15/2035 (a) (b)	3,284,000	3,277,890
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 2.83%, 9/15/2037 (a) (b)	223,671	223,422
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 2.81%, 12/15/2037 (a) (b)	1,068,000	1,069,385
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,133,648	1,010,482

22

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	$ 3,569,856	$ 3,120,226
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 4.74%, 11/15/2036 (a) (b)	2,407,000	2,410,906
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.48%, 11/15/2036 (a) (b)	1,284,000	1,286,451
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 4.54%, 3/25/2037 (b)	3,065,358	2,999,111
Series 2007-AR5, Class 1A2A, CMO, 4.33%, 4/25/2037 (b)	1,723,172	1,645,415
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	6,641,386	6,509,310
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 9/15/2033 (a) (b)	347,000	345,484
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 8/15/2035 (a) (b)	790,000	789,207
Credit Suisse Mortgage Trust Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	3,154,751
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (b)	64,725,414	2,888,404
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,947,254	1,947,254
CSMC Trust Series 2018-RPL2, Class A1, CMO, 4.03%, 8/25/2062 (a) (e)	1,670,122	1,669,761
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.54%, 5/15/2035 (a) (b)	3,086,062	3,082,430
FMC GMSR Issuer Trust Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	3,074,283
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	2,364,383	2,370,848
	Principal Amount	Value
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 4.45%, 12/15/2029 (a) (b)	$ 100,000	$ 99,847
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.13%, 8/10/2050 (b)	40,617,190	2,625,658
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 2.64%, 7/15/2031 (a) (b)	650,000	649,136
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 3.34%, 7/15/2031 (a) (b)	650,000	647,535
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 3.84%, 7/15/2031 (a) (b)	650,000	651,680
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 4.54%, 7/15/2031 (a) (b)	650,000	652,292
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 5.66%, 7/15/2031 (a) (b)	650,000	654,018
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 3.61%, 6/15/2036 (a) (b)	3,411,000	3,409,425
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (e)	4,100,000	4,118,081
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 2.74%, 6/15/2032 (a) (b)	2,953,602	2,951,831
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (b)	56,013,965	2,068,758
NRPL Trust Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (e)	4,667,895	4,677,647
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 2.44%, 6/25/2057 (a) (b)	910,264	905,364
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 4.55%, 5/27/2023 (a) (b)	4,440,376	4,468,060
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	1,799,200	1,836,880
Rosslyn Portfolio Trust:

23

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 2.69%, 6/15/2033 (a) (b)	$ 3,945,000	$ 3,943,909
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.99%, 6/15/2033 (a) (b)	1,686,000	1,685,884
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, 3.00%, 2/25/2059	17,611,389	17,914,286
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.48%, 9/25/2036 (b)	774,420	773,016
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 2.44%, 7/19/2034 (b)	2,177,416	2,120,850
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.57%, 6/15/2050 (b)	22,802,549	1,986,002
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	5,859,418	5,226,382
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,695,153	1,703,826
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	3,033,396	1,116,308
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.85%, 8/25/2037 (b)	3,029,608	3,029,608
TOTAL MORTGAGE-BACKED SECURITIES (Cost $160,636,073)		157,627,766
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.0%
BANK:
Series 2017-BNK4, Class XA, IO, 1.43%, 5/15/2050 (b)	30,081,271	2,213,764
Series 2019-BN19, Class AS, 3.45%, 8/15/2061	3,489,000	3,628,119
BX Trust:
	Principal Amount	Value
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 3.79%, 7/15/2034 (a) (b)	$ 1,142,400	$ 1,142,190
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 4.89%, 7/15/2034 (a) (b)	1,768,000	1,767,638
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 3.79%, 7/15/2034 (a) (b)	1,065,050	1,064,501
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 4.89%, 7/15/2034 (a) (b)	1,805,400	1,804,886
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 2.54%, 5/15/2035 (a) (b)	3,140,000	3,128,206
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 3.51%, 5/15/2035 (a) (b)	275,000	274,903
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a)	4,009,000	3,870,251
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.31%, 5/10/2050 (b)	16,771,077	1,151,869
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.03%, 1/10/2048 (b)	24,177,894	1,255,192
Series 2016-C4, Class XA, IO, 1.71%, 5/10/2058 (b)	11,673,803	968,338
Series 2017-C8, Class XA, IO, 1.62%, 6/15/2050 (b)	27,336,233	2,301,592
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	423,700	403,918
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,480,770
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,570,177
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	1,435,000	1,489,296
Series 2016-GC36, Class XA, IO, 1.27%, 2/10/2049 (b)	21,254,471	1,286,171
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.15%, 10/10/2046 (b)	28,211,325	1,000,839
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	932,000	937,075
Series 2015-CR22, Class XA, IO, 0.94%, 3/10/2048 (b)	9,264,984	326,387
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	1,600,000	1,720,539

24

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Series 2015-CR26, Class XA, IO, 0.95%, 10/10/2048 (b)	$ 21,060,590	$ 921,653
Series 2015-DC1, Class XA, IO, 1.10%, 2/10/2048 (b)	7,648,681	308,359
Series 2015-LC21, Class C, 4.30%, 7/10/2048 (b)	968,000	1,000,456
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,011,000	2,114,332
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (b)	1,329,000	1,377,216
Series 2016-DC2, Class XA, IO, 1.01%, 2/10/2049 (b)	19,199,087	924,049
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,440,019
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,331,050
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	942,227
Series 2015-C4, Class XA, IO, 0.87%, 11/15/2048 (b)	34,755,673	1,374,699
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,268,300
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 4.85%, 12/15/2029 (a) (b)	100,000	99,716
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.50%, 2/10/2046 (b)	12,814,079	497,828
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.74%, 9/10/2047 (b)	28,790,574	838,285
Series 2015-GC32, Class XA, IO, 0.77%, 7/10/2048 (b)	25,108,157	823,464
Series 2015-GC34, Class XA, IO, 1.31%, 10/10/2048 (b)	16,383,301	933,215
Series 2015-GS1, Class XA, IO, 0.78%, 11/10/2048 (b)	26,285,287	1,039,173
Series 2016-GS3, Class XA, IO, 1.25%, 10/10/2049 (b)	28,014,327	1,734,357
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,679,874	2,900,815
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 4.89%, 11/15/2036 (a) (b)	3,166,964	3,180,735
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 2.69%, 6/15/2034 (a) (b)	2,144,000	2,140,219
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 2.84%, 6/15/2034 (a) (b)	2,144,000	2,140,091
	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 2.74%, 6/15/2032 (a) (b)	$ 386,394	$ 384,817
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 2.99%, 6/15/2032 (a) (b)	616,000	612,592
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 3.64%, 6/15/2032 (a) (b)	1,994,000	1,979,344
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,834,838
Series 2015-JP1, Class XA, IO, 1.08%, 1/15/2049 (b)	22,352,149	817,475
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.86%, 11/15/2047 (b)	5,394,688	190,396
Series 2014-C26, Class C, 4.37%, 1/15/2048 (b)	1,500,000	1,577,817
Series 2015-C28, Class XA, IO, 1.06%, 10/15/2048 (b)	10,149,399	374,600
Series 2015-C30, Class XA, IO, 0.52%, 7/15/2048 (b)	26,579,824	636,634
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,132,000	1,189,730
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,833,728
Series 2016-C1, Class C, 4.74%, 3/15/2049 (b)	2,180,000	2,313,758
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.67%, 6/15/2049 (b)	21,568,869	1,402,549
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.08%, 3/10/2050 (a) (b)	46,664,981	1,850,267
Merrill Lynch Mortgage Trust Series 2006-C1, Class AJ, 5.59%, 5/12/2039 (b)	15,098	15,331
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.61%, 10/15/2046 (b)	13,141,249	250,120
Series 2013-C7, Class XA, IO, 1.35%, 2/15/2046 (b)	13,664,561	461,917
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	524,978
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,801,029
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,262,394

25

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

	Principal Amount	Value
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	$ 1,750,000	$ 1,631,183
Series 2016-C28, Class XA, IO, 1.20%, 1/15/2049 (b)	21,111,502	1,141,438
Series 2016-C30, Class XA, IO, 1.43%, 9/15/2049 (b)	18,511,831	1,341,057
Series 2016-C31, Class C, 4.31%, 11/15/2049 (b)	3,358,000	3,452,579
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,858,606
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.89%, 12/15/2048 (b)	24,932,789	1,098,827
Series 2019-H7, Class AS, 3.52%, 7/15/2052	3,482,000	3,634,336
Series 2019-L3, Class XA, IO, 0.65%, 11/15/2029 (b)	56,087,603	2,986,199
MRCD Mortgage Trust Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	5,492,000	4,988,625
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.09%, 10/15/2050 (b)	24,417,370	1,585,667
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	4,771,941	4,895,417
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	277,000	217,058
Series 2015-C26, Class XA, IO, 1.21%, 2/15/2048 (b)	7,913,995	399,540
Series 2015-C28, Class C, 4.11%, 5/15/2048 (b)	1,500,000	1,533,070
Series 2015-LC20, Class XA, IO, 1.33%, 4/15/2050 (b)	7,275,293	340,000
Series 2015-NXS1, Class XA, IO, 1.13%, 5/15/2048 (b)	8,166,130	371,424
Series 2015-NXS2, Class XA, IO, 0.71%, 7/15/2058 (b)	24,823,252	756,146
Series 2015-NXS3, Class C, 4.49%, 9/15/2057 (b)	1,600,000	1,678,537
Series 2015-P2, Class XA, IO, 0.99%, 12/15/2048 (b)	21,555,153	866,712
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,612,912
Series 2016-C33, Class XA, IO, 1.75%, 3/15/2059 (b)	14,944,648	1,113,127
Series 2017-C38, Class XA, IO, 1.06%, 7/15/2050 (b)	38,517,778	2,285,161
Series 2017-RC1, Class XA, IO, 1.50%, 1/15/2060 (b)	24,681,417	1,863,360
Series 2019-C50, Class XA, IO, 1.46%, 5/15/2052 (b)	30,193,079	3,002,640
WFRBS Commercial Mortgage Trust:
	Principal Amount	Value
Series 2014-C19, Class XA, IO, 1.03%, 3/15/2047 (b)	$ 9,116,696	$ 292,733
Series 2014-C21, Class XA, IO, 1.04%, 8/15/2047 (b)	15,824,963	608,559
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $155,538,219)		133,986,106
	Shares
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (i) (j) (Cost $45,112,940)	45,112,940	45,112,940
TOTAL INVESTMENTS — 100.5% (Cost $3,336,332,771)		3,358,032,399
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(16,436,668)
NET ASSETS — 100.0%		$ 3,341,595,731
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	Position is unsettled. Contract rate was not determined at December 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2019.

26

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

ABS	=Asset-Backed Security
CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
LP	=Limited Partnership
PIK	=Payment in Kind
REMIC	=Real Estate Mortgage Investment Conduit
VRN	=Variable Rate Note
At December 31, 2019, the Fund had unfunded loan commitments of $25,157, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	25,157	24,591	(566)
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 557,862,550	$—	$ 557,862,550
Asset-Backed Securities	—	77,774,079	—	77,774,079
Foreign Government Obligations	—	31,401,144	—	31,401,144
U.S. Government Agency Obligations	—	1,469,397,264	—	1,469,397,264
U.S. Treasury Obligations	—	814,319,713	—	814,319,713
Mortgage-Backed Securities	—	157,627,766	—	157,627,766
Commercial Mortgage Backed Securities	—	133,986,106	—	133,986,106
Common Stocks	57,902	—	—	57,902
Senior Floating Rate Loans	—	70,492,935	—	70,492,935
Short-Term Investment	45,112,940	—	—	45,112,940
TOTAL INVESTMENTS	$45,170,842	$3,312,861,557	$—	$3,358,032,399
ASSETS:
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,316,399	$84,316,399	$518,845,221	$558,048,680	$—	$—	45,112,940	$45,112,940	$567,771
27	ARTOTL

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 6, 2020